UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612)-313-1341

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2014

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Semi Annual Report	This semi annual report includes detailed information about the Access Capital Community Investment Fund (the “Fund”) including financial statements, performance, and a complete list of holdings.
	The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	26
	- Statement of Operations	28
	- Statements of Changes in Net Assets	29
	- Statement of Cash Flows	30
	Financial Highlights	32
	Notes to Financial Statements	35
	Share Class Information	45
	Supplemental Information	46

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the rates research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2014 (Unaudited)
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	(4.57)%	1.12%	2.60%	3.36%	4.16%
- At Net Asset Value	(0.90)%	2.40%	3.37%	3.76%	4.41%	0.99%
Class I (b)
- At Net Asset Value	(0.59)%	2.64%	3.64%	3.95%	4.69%	0.74%

Barclays U. S. Securitized Index (c)	0.26%	2.89%	4.31%	4.50%	5.33%
Barclays U. S. Aggregate Bond Index (c)	(0.10)%	3.75%	4.80%	4.46%	5.40%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.
* The Fund’s expenses reflect the most recent year end (September 30, 2013).

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective Benchmark
Barclays U.S. Securitized Index
Barclays U.S. Aggregate Bond Index
				Asset Allocation (as of 3/31/14) (% of fund’s investments)
Fannie Mae Pool #AK2386, 3.50%, 2/1/42	2.53%	Massachusetts Housing Finance Agency Revenue, Series B,	1.35%	Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)
Small Business Administration, 1.45%, 3/25/36	2.28%	6.53%, 12/1/27 Ginnie Mae, Series 2012-114,	1.27%
Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35	1.84%	Class A, 2.10%, 1/16/53 Fannie Mae Pool #466934, 4.10%, 1/1/21	1.22%
Fannie Mae Pool #465537, 4.20%, 7/1/20	1.55%	Fannie Mae Pool #AK6715, 3.50%, 3/1/42	1.17%
Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44	1.43%	Ginnie Mae Pool #AC9541, 2.12%, 2/15/48	1.12%
*A listing of all portfolio holdings can be found beginning on page 5.

3

FUND STATISTICS (UNAUDITED)

Access Capital Community Investment Fund

Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 4.82%
California — 0.21%
$110,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$113,080

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	978,695

		1,091,775

Delaware — 0.72%

320,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	321,901

155,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	155,622

150,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	150,602

60,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	60,171

665,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	667,899

915,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	917,644

790,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	792,283

660,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	673,616

		3,739,738

Massachusetts — 1.75%
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	567,261

545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	537,741

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	$327,505

250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	249,258

205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,070

160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	158,843

6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,000,083

		9,045,761

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	98,907

New York — 1.83%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	748,868

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	744,053

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	498,050

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	682,071

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	709,107

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,004,110

1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,319,421

1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,318,713

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	$1,314,721

1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,129,615

		9,468,729

Texas — 0.23%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/1/21 @ 102(a)	1,205,771

Vermont — 0.06%
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	164,518

160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	159,554

		324,072

Total Municipal Bonds		24,974,753

(Cost $24,577,941)
U.S. Government Agency Backed Mortgages — 105.58%
Fannie Mae — 66.37%
7,264	Pool #253214, 7.00%, 1/1/15	7,376
49,235	Pool #257612, 5.00%, 5/1/38	54,146
369,110	Pool #257613, 5.50%, 6/1/38	407,146
172,780	Pool #257631, 6.00%, 7/1/38	192,499
55,172	Pool #257632, 5.50%, 7/1/38	61,228
183,635	Pool #257649, 5.50%, 7/1/38	203,017
77,393	Pool #257656, 6.00%, 8/1/38	86,036
133,895	Pool #257663, 5.50%, 8/1/38	148,111
224,092	Pool #257857, 6.00%, 12/1/37	249,119
67,034	Pool #257869, 5.50%, 12/1/37	74,298
236,473	Pool #257890, 5.50%, 2/1/38	261,432
125,976	Pool #257892, 5.50%, 2/1/38	138,958
49,818	Pool #257897, 5.50%, 2/1/38	55,247
106,620	Pool #257898, 6.00%, 2/1/38	118,937
52,585	Pool #257902, 6.00%, 2/1/38	58,665
140,191	Pool #257903, 5.50%, 2/1/38	154,703
111,664	Pool #257904, 6.00%, 2/1/38	124,134
83,823	Pool #257913, 5.50%, 1/1/38	92,736
74,997	Pool #257926, 5.50%, 3/1/38	83,170
58,599	Pool #257942, 5.50%, 4/1/38	64,986
100,171	Pool #257943, 6.00%, 4/1/38	111,627

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 80,674	Pool #257995, 6.00%, 7/1/38	$ 89,896
68,047	Pool #258022, 5.50%, 5/1/34	75,527
91,401	Pool #258027, 5.00%, 5/1/34	100,020
107,331	Pool #258030, 5.00%, 5/1/34	117,452
151,638	Pool #258070, 5.00%, 6/1/34	166,505
85,814	Pool #258090, 5.00%, 6/1/34	93,906
45,646	Pool #258121, 5.50%, 6/1/34	50,664
150,533	Pool #258152, 5.50%, 8/1/34	166,797
211,766	Pool #258157, 5.00%, 8/1/34	231,735
178,670	Pool #258163, 5.50%, 8/1/34	198,142
127,519	Pool #258166, 5.50%, 9/1/34	141,297
79,918	Pool #258171, 5.50%, 10/1/34	88,552
162,127	Pool #258173, 5.50%, 10/1/34	179,645
149,005	Pool #258180, 5.00%, 10/1/34	163,009
401,160	Pool #258188, 5.50%, 11/1/34	444,880
44,332	Pool #258222, 5.00%, 11/1/34	48,498
118,106	Pool #258224, 5.50%, 12/1/34	130,867
132,418	Pool #258225, 5.50%, 11/1/34	146,725
217,397	Pool #258238, 5.00%, 1/1/35	237,829
102,141	Pool #258251, 5.50%, 1/1/35	113,081
119,954	Pool #258258, 5.00%, 1/1/35	131,191
241,147	Pool #258305, 5.00%, 3/1/35	263,736
104,553	Pool #258336, 5.00%, 4/1/35	114,347
69,293	Pool #258340, 5.00%, 3/1/35	75,784
115,849	Pool #258388, 5.50%, 6/1/35	127,968
140,802	Pool #258393, 5.00%, 5/1/35	153,991
71,056	Pool #258394, 5.00%, 5/1/35	77,712
268,193	Pool #258395, 5.50%, 6/1/35	296,248
70,429	Pool #258402, 5.00%, 6/1/35	77,037
68,499	Pool #258403, 5.00%, 6/1/35	74,926
92,195	Pool #258404, 5.00%, 6/1/35	100,802
53,328	Pool #258410, 5.00%, 4/1/35	58,323
56,303	Pool #258411, 5.50%, 5/1/35	62,307
129,824	Pool #258448, 5.00%, 8/1/35	141,944
219,464	Pool #258450, 5.50%, 8/1/35	242,422
102,235	Pool #258456, 5.00%, 8/1/35	111,780
76,082	Pool #258479, 5.50%, 7/1/35	84,041
92,146	Pool #258552, 5.00%, 11/1/35	101,094
105,502	Pool #258569, 5.00%, 10/1/35	115,352
417,706	Pool #258571, 5.50%, 11/1/35	461,793
98,680	Pool #258600, 6.00%, 1/1/36	109,700
602,077	Pool #258627, 5.50%, 2/1/36	664,119
113,895	Pool #258634, 5.50%, 2/1/36	125,702
237,086	Pool #258658, 5.50%, 3/1/36	261,517
59,179	Pool #258721, 5.50%, 4/1/36	65,472
60,189	Pool #258737, 5.50%, 12/1/35	66,589
83,817	Pool #258763, 6.00%, 5/1/36	93,288
49,080	Pool #259004, 8.00%, 2/1/30	58,948

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 55,957	Pool #259030, 8.00%, 4/1/30	$66,741
52,263	Pool #259181, 6.50%, 3/1/31	58,724
19,114	Pool #259187, 6.50%, 4/1/31	21,208
82,405	Pool #259190, 6.50%, 4/1/31	92,692
79,976	Pool #259201, 6.50%, 4/1/31	89,976
40,487	Pool #259306, 6.50%, 9/1/31	45,504
93,785	Pool #259316, 6.50%, 11/1/31	105,529
61,237	Pool #259369, 6.00%, 1/1/32	67,957
36,026	Pool #259378, 6.00%, 12/1/31	40,167
39,824	Pool #259393, 6.00%, 1/1/32	44,430
48,626	Pool #259398, 6.50%, 2/1/32	54,738
49,628	Pool #259590, 5.50%, 11/1/32	55,228
205,245	Pool #259611, 5.50%, 11/1/32	228,178
110,913	Pool #259614, 6.00%, 11/1/32	123,688
83,214	Pool #259634, 5.50%, 12/1/32	92,361
68,485	Pool #259655, 5.50%, 2/1/33	76,013
159,270	Pool #259659, 5.50%, 2/1/33	176,777
38,028	Pool #259671, 5.50%, 2/1/33	42,209
93,237	Pool #259686, 5.50%, 3/1/33	103,486
45,201	Pool #259722, 5.00%, 5/1/33	49,464
56,815	Pool #259724, 5.00%, 5/1/33	62,172
146,884	Pool #259725, 5.00%, 5/1/33	160,735
71,476	Pool #259726, 5.00%, 5/1/33	78,216
122,584	Pool #259729, 5.00%, 6/1/33	134,143
66,590	Pool #259734, 5.50%, 5/1/33	73,910
47,297	Pool #259753, 5.00%, 7/1/33	51,757
171,921	Pool #259761, 5.00%, 6/1/33	188,777
140,371	Pool #259764, 5.00%, 7/1/33	153,608
137,589	Pool #259777, 5.00%, 7/1/33	150,563
94,863	Pool #259781, 5.00%, 7/1/33	103,808
57,771	Pool #259789, 5.00%, 7/1/33	63,219
106,001	Pool #259807, 5.00%, 8/1/33	115,996
148,232	Pool #259816, 5.00%, 8/1/33	162,210
32,045	Pool #259819, 5.00%, 8/1/33	35,067
138,552	Pool #259830, 5.00%, 8/1/33	151,617
39,187	Pool #259848, 5.00%, 9/1/33	42,883
82,516	Pool #259867, 5.50%, 10/1/33	91,664
127,598	Pool #259869, 5.50%, 10/1/33	141,623
129,648	Pool #259875, 5.50%, 10/1/33	143,899
79,489	Pool #259876, 5.50%, 10/1/33	88,227
45,957	Pool #259879, 5.50%, 10/1/33	51,008
93,761	Pool #259906, 5.50%, 11/1/33	104,067
58,236	Pool #259928, 5.50%, 12/1/33	64,692
208,544	Pool #259930, 5.00%, 11/1/33	228,209
5,403	Pool #259939, 5.50%, 11/1/33	5,997
43,705	Pool #259961, 5.50%, 3/1/34	48,509
120,914	Pool #259976, 5.00%, 3/1/34	132,770
43,952	Pool #259998, 5.00%, 3/1/34	48,097

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 531,555	Pool #381985, 7.97%, 9/1/17	$543,406
2,498,222	Pool #386641, 5.80%, 12/1/33	2,708,530
661,045	Pool #386674, 5.51%, 11/1/21	740,992
858,768	Pool #387472, 4.89%, 6/1/15	879,600
614,059	Pool #462834, 4.70%, 2/1/17	659,384
7,347,660	Pool #465537, 4.20%, 7/1/20	8,009,524
721,569	Pool #465946, 3.61%, 9/1/20	766,329
5,824,597	Pool #466934, 4.10%, 1/1/21	6,316,548
3,347,336	Pool #467882, 4.24%, 6/1/21	3,643,766
2,410,169	Pool #468104, 3.93%, 5/1/18	2,606,294
599,253	Pool #469239, 2.69%, 10/1/18	619,412
465,448	Pool #470439, 2.91%, 5/1/22	467,065
3,384,505	Pool #470561, 2.94%, 2/1/22	3,410,608
3,994,022	Pool #471320, 2.96%, 5/1/22	4,021,608
3,570,110	Pool #471948, 2.86%, 7/1/22	3,561,130
226,609	Pool #557295, 7.00%, 12/1/29	261,655
32,456	Pool #575886, 7.50%, 1/1/31	38,028
84,404	Pool #576445, 6.00%, 1/1/31	93,787
183,518	Pool #579402, 6.50%, 4/1/31	206,169
159,485	Pool #583728, 6.50%, 6/1/31	179,323
79,977	Pool #585148, 6.50%, 7/1/31	89,984
40,275	Pool #590931, 6.50%, 7/1/31	45,298
72,534	Pool #590932, 6.50%, 7/1/31	81,515
181,820	Pool #601865, 6.50%, 4/1/31	203,002
142,444	Pool #601868, 6.00%, 7/1/29	158,440
126,527	Pool #607611, 6.50%, 11/1/31	142,167
222,694	Pool #634271, 6.50%, 5/1/32	250,681
56,038	Pool #640146, 5.00%, 12/1/17	58,752
143,883	Pool #644232, 6.50%, 6/1/32	162,005
30,060	Pool #644432, 6.50%, 7/1/32	33,798
48,962	Pool #644437, 6.50%, 6/1/32	55,128
3,223,016	Pool #663159, 5.00%, 7/1/32	3,530,572
180,537	Pool #670278, 5.50%, 11/1/32	200,824
51,343	Pool #676702, 5.50%, 11/1/32	57,034
59,641	Pool #677591, 5.50%, 12/1/32	66,197
599,643	Pool #681883, 6.00%, 3/1/33	669,223
84,463	Pool #683087, 5.00%, 1/1/18	89,031
67,774	Pool #684644, 4.50%, 6/1/18	71,859
292,268	Pool #686542, 5.50%, 3/1/33	324,395
436,573	Pool #695961, 5.50%, 1/1/33	485,423
146,762	Pool #695962, 6.00%, 11/1/32	163,757
341,284	Pool #696407, 5.50%, 4/1/33	378,799
750,060	Pool #702478, 5.50%, 6/1/33	832,508
234,047	Pool #702479, 5.00%, 6/1/33	256,117
81,116	Pool #703210, 5.50%, 9/1/32	89,921
357,770	Pool #720025, 5.00%, 8/1/33	391,507
511,418	Pool #723066, 5.00%, 4/1/33	559,643
378,353	Pool #723067, 5.50%, 5/1/33	419,942

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 261,915	Pool #723068, 4.50%, 5/1/33	$281,507
317,331	Pool #723070, 4.50%, 5/1/33	341,069
434,993	Pool #727311, 4.50%, 9/1/33	467,532
1,128,087	Pool #727312, 5.00%, 9/1/33	1,234,462
254,180	Pool #727315, 6.00%, 10/1/33	283,243
311,770	Pool #738589, 5.00%, 9/1/33	341,169
187,814	Pool #738683, 5.00%, 9/1/33	205,525
349,926	Pool #739269, 5.00%, 9/1/33	382,923
186,238	Pool #743595, 5.50%, 10/1/33	206,710
194,554	Pool #748041, 4.50%, 10/1/33	209,107
251,189	Pool #749891, 5.00%, 9/1/33	275,818
298,773	Pool #749897, 4.50%, 9/1/33	321,123
57,476	Pool #750984, 5.00%, 12/1/18	61,141
193,071	Pool #751008, 5.00%, 12/1/18	204,974
287,896	Pool #753533, 5.00%, 11/1/33	315,043
102,383	Pool #755679, 6.00%, 1/1/34	114,117
117,400	Pool #755745, 5.00%, 1/1/34	129,058
171,470	Pool #755746, 5.50%, 12/1/33	190,318
46,915	Pool #763551, 5.50%, 3/1/34	52,072
333,289	Pool #763820, 5.50%, 1/1/34	369,924
112,746	Pool #763824, 5.00%, 3/1/34	123,378
145,987	Pool #765216, 5.00%, 1/1/19	155,296
34,181	Pool #765217, 4.50%, 1/1/19	36,241
79,483	Pool #765306, 5.00%, 2/1/19	84,380
53,144	Pool #773084, 4.50%, 3/1/19	56,347
17,038	Pool #773096, 4.50%, 3/1/19	18,065
188,000	Pool #773175, 5.00%, 5/1/34	205,728
262,043	Pool #773476, 5.50%, 7/1/19	280,856
90,047	Pool #773547, 5.00%, 5/1/34	98,539
43,082	Pool #773553, 5.00%, 4/1/34	47,306
388,335	Pool #773568, 5.50%, 5/1/34	431,022
176,945	Pool #776850, 5.50%, 11/1/34	196,063
52,241	Pool #776851, 6.00%, 10/1/34	58,156
66,675	Pool #777444, 5.50%, 5/1/34	74,004
2,079,954	Pool #777621, 5.00%, 2/1/34	2,276,087
325,566	Pool #781437, 6.00%, 8/1/34	361,925
94,228	Pool #781741, 6.00%, 9/1/34	104,751
197,155	Pool #781907, 5.00%, 2/1/21	211,956
229,225	Pool #781954, 5.00%, 6/1/34	250,840
220,433	Pool #781959, 5.50%, 6/1/34	244,664
421,447	Pool #781960, 5.50%, 6/1/34	467,773
420,683	Pool #783893, 5.50%, 12/1/34	466,136
195,522	Pool #783929, 5.50%, 10/1/34	216,647
75,156	Pool #788329, 6.50%, 8/1/34	83,783
67,522	Pool #790282, 6.00%, 7/1/34	75,359
181,837	Pool #797623, 5.00%, 7/1/35	198,813
159,733	Pool #797626, 5.50%, 7/1/35	176,442
137,827	Pool #797627, 5.00%, 7/1/35	150,695

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 129,919	Pool #797674, 5.50%, 9/1/35	$143,509
513,149	Pool #798725, 5.50%, 11/1/34	568,594
169,668	Pool #799547, 5.50%, 9/1/34	188,000
118,842	Pool #799548, 6.00%, 9/1/34	132,114
1,531,659	Pool #806754, 4.50%, 9/1/34	1,646,234
371,543	Pool #806757, 6.00%, 9/1/34	413,037
1,604,037	Pool #806761, 5.50%, 9/1/34	1,777,348
82,252	Pool #808185, 5.50%, 3/1/35	90,985
358,278	Pool #808205, 5.00%, 1/1/35	391,839
72,985	Pool #813942, 5.00%, 11/1/20	78,323
491,400	Pool #815009, 5.00%, 4/1/35	537,430
387,845	Pool #817641, 5.00%, 11/1/35	424,054
137,056	Pool #820334, 5.00%, 9/1/35	149,852
586,325	Pool #820335, 5.00%, 9/1/35	641,064
202,193	Pool #820336, 5.00%, 9/1/35	221,070
558,059	Pool #822008, 5.00%, 5/1/35	610,334
916,997	Pool #829005, 5.00%, 8/1/35	1,002,607
205,081	Pool #829006, 5.50%, 9/1/35	226,535
385,255	Pool #829274, 5.00%, 8/1/35	421,222
473,601	Pool #829275, 5.00%, 8/1/35	517,816
178,983	Pool #829276, 5.00%, 8/1/35	195,693
134,355	Pool #829277, 5.00%, 8/1/35	146,898
621,880	Pool #829649, 5.50%, 3/1/35	689,072
436,452	Pool #844361, 5.50%, 11/1/35	481,427
283,580	Pool #845245, 5.50%, 11/1/35	313,246
144,015	Pool #866969, 6.00%, 2/1/36	160,124
175,913	Pool #867569, 6.00%, 2/1/36	195,559
183,765	Pool #867574, 5.50%, 2/1/36	202,902
157,605	Pool #868788, 6.00%, 3/1/36	175,274
216,421	Pool #870599, 6.00%, 6/1/36	240,591
167,904	Pool #870684, 6.00%, 7/1/36	186,655
524,511	Pool #871072, 5.50%, 2/1/37	578,396
3,071,348	Pool #874900, 5.45%, 10/1/17	3,451,471
260,896	Pool #882044, 6.00%, 5/1/36	290,032
276,769	Pool #884693, 5.50%, 4/1/36	305,548
1,067,949	Pool #885724, 5.50%, 6/1/36	1,177,830
227,836	Pool #899800, 6.00%, 8/1/37	253,281
156,581	Pool #901412, 6.00%, 8/1/36	174,068
85,834	Pool #908671, 6.00%, 1/1/37	95,559
278,119	Pool #908672, 5.50%, 1/1/37	306,691
630,014	Pool #911730, 5.50%, 12/1/21	684,145
191,091	Pool #919368, 5.50%, 4/1/37	211,320
554,549	Pool #922582, 6.00%, 12/1/36	616,480
1,190,398	Pool #934941, 5.00%, 8/1/39	1,298,557
828,282	Pool #934942, 5.00%, 9/1/39	904,057
298,311	Pool #941204, 5.50%, 6/1/37	329,330
167,833	Pool #943394, 5.50%, 6/1/37	185,600
480,816	Pool #944502, 6.00%, 6/1/37	534,514

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 135,704	Pool #945853, 6.00%, 7/1/37	$150,859
375,333	Pool #948600, 6.00%, 8/1/37	417,250
167,733	Pool #948672, 5.50%, 8/1/37	184,965
467,768	Pool #952598, 6.00%, 7/1/37	520,009
241,856	Pool #952623, 6.00%, 8/1/37	268,866
483,656	Pool #952632, 6.00%, 7/1/37	537,671
105,910	Pool #952659, 6.00%, 8/1/37	117,738
140,026	Pool #952665, 6.00%, 8/1/37	155,664
395,650	Pool #952678, 6.50%, 8/1/37	442,552
112,128	Pool #952693, 6.50%, 8/1/37	125,354
2,490,746	Pool #957324, 5.43%, 5/1/18	2,817,792
374,107	Pool #958502, 5.07%, 5/1/19	421,482
184,171	Pool #959093, 5.50%, 11/1/37	203,149
214,333	Pool #960919, 5.00%, 2/1/38	233,807
78,569	Pool #965239, 5.84%, 9/1/38	87,700
426,537	Pool #975769, 5.50%, 3/1/38	470,290
141,696	Pool #982656, 5.50%, 6/1/38	156,297
87,544	Pool #982898, 5.00%, 5/1/38	95,594
157,427	Pool #983033, 5.00%, 5/1/38	171,632
156,683	Pool #984842, 5.50%, 6/1/38	173,000
82,467	Pool #986230, 5.00%, 7/1/38	90,076
391,682	Pool #986239, 6.00%, 7/1/38	435,425
425,585	Pool #986957, 5.50%, 7/1/38	469,906
109,160	Pool #986958, 5.50%, 7/1/38	120,750
67,105	Pool #986985, 5.00%, 7/1/23	72,649
83,351	Pool #990510, 5.50%, 8/1/38	92,317
383,240	Pool #990511, 6.00%, 8/1/38	426,040
183,684	Pool #990617, 5.50%, 9/1/38	202,612
404,470	Pool #AA0526, 5.00%, 12/1/38	441,283
547,450	Pool #AA0527, 5.50%, 12/1/38	603,863
403,323	Pool #AA0643, 4.00%, 3/1/39	419,692
445,000	Pool #AA0644, 4.50%, 3/1/39	475,437
710,433	Pool #AA0645, 4.50%, 3/1/39	759,581
166,266	Pool #AA2243, 4.50%, 5/1/39	178,392
700,018	Pool #AA3142, 4.50%, 3/1/39	747,242
118,532	Pool #AA3143, 4.00%, 3/1/39	123,621
742,100	Pool #AA3206, 4.00%, 4/1/39	771,755
565,865	Pool #AA3207, 4.50%, 3/1/39	604,304
295,546	Pool #AA4468, 4.00%, 4/1/39	307,588
980,755	Pool #AA7042, 4.50%, 6/1/39	1,046,917
442,976	Pool #AA7658, 4.00%, 6/1/39	461,023
501,570	Pool #AA7659, 4.50%, 6/1/39	536,739
447,397	Pool #AA7741, 4.50%, 6/1/24	478,068
469,190	Pool #AA8455, 4.50%, 6/1/39	502,088
4,138,167	Pool #AB7798, 3.00%, 1/1/43	4,000,929
4,792,691	Pool #AB9203, 3.00%, 4/1/43	4,633,746
2,177,389	Pool #AB9204, 3.00%, 4/1/43	2,105,177
1,509,981	Pool #AB9497, 3.00%, 5/1/43	1,459,432

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$1,593,218	Pool #AB9831, 3.00%, 6/1/43	$1,539,883
1,225,196	Pool #AC1463, 5.00%, 8/1/39	1,340,537
118,063	Pool #AC1464, 5.00%, 8/1/39	128,790
1,698,640	Pool #AC2109, 4.50%, 7/1/39	1,814,029
302,094	Pool #AC4394, 5.00%, 9/1/39	330,533
741,174	Pool #AC4395, 5.00%, 9/1/39	811,527
706,743	Pool #AC5328, 5.00%, 10/1/39	773,276
499,924	Pool #AC5329, 5.00%, 10/1/39	545,347
790,453	Pool #AC6304, 5.00%, 11/1/39	862,273
369,443	Pool #AC6305, 5.00%, 11/1/39	404,222
882,858	Pool #AC6307, 5.00%, 12/1/39	963,074
751,482	Pool #AC6790, 5.00%, 12/1/39	822,227
3,136,211	Pool #AC7199, 5.00%, 12/1/39	3,421,165
1,605,074	Pool #AD1470, 5.00%, 2/1/40	1,750,910
2,275,507	Pool #AD1471, 4.50%, 2/1/40	2,429,015
1,176,069	Pool #AD1560, 5.00%, 3/1/40	1,282,926
2,571,673	Pool #AD1585, 4.50%, 2/1/40	2,745,160
834,851	Pool #AD1586, 5.00%, 1/1/40	910,705
694,948	Pool #AD1638, 4.50%, 2/1/40	742,156
550,627	Pool #AD1640, 4.50%, 3/1/40	587,773
2,334,482	Pool #AD1942, 4.50%, 1/1/40	2,491,968
798,948	Pool #AD1943, 5.00%, 1/1/40	871,540
2,904,807	Pool #AD1988, 4.50%, 2/1/40	3,100,767
426,267	Pool #AD2896, 5.00%, 3/1/40	466,596
1,462,995	Pool #AD4456, 4.50%, 4/1/40	1,561,690
334,971	Pool #AD4457, 4.50%, 4/1/40	357,569
1,271,453	Pool #AD4458, 4.50%, 4/1/40	1,357,822
631,513	Pool #AD4940, 4.50%, 6/1/40	676,483
583,795	Pool #AD4946, 4.50%, 6/1/40	625,368
644,695	Pool #AD5728, 5.00%, 4/1/40	705,689
919,671	Pool #AD7239, 4.50%, 7/1/40	985,449
629,688	Pool #AD7242, 4.50%, 7/1/40	672,168
568,072	Pool #AD7256, 4.50%, 7/1/40	608,969
1,454,786	Pool #AD7271, 4.50%, 7/1/40	1,552,927
714,983	Pool #AD7272, 4.50%, 7/1/40	766,121
1,078,806	Pool #AD8960, 5.00%, 6/1/40	1,178,343
1,157,541	Pool #AD9613, 4.50%, 8/1/40	1,235,811
1,744,828	Pool #AD9614, 4.50%, 8/1/40	1,862,808
504,844	Pool #AE2011, 4.00%, 9/1/40	525,018
2,091,349	Pool #AE2012, 4.00%, 9/1/40	2,175,411
1,299,981	Pool #AE2023, 4.00%, 9/1/40	1,352,234
1,387,753	Pool #AE5432, 4.00%, 10/1/40	1,443,534
572,145	Pool #AE5435, 4.50%, 9/1/40	610,832
460,878	Pool #AE5806, 4.50%, 9/1/40	493,842
1,437,669	Pool #AE5861, 4.00%, 10/1/40	1,495,456
586,526	Pool #AE5862, 4.00%, 10/1/40	609,964
1,011,856	Pool #AE5863, 4.00%, 10/1/40	1,052,290
1,056,019	Pool #AE6850, 4.00%, 10/1/40	1,098,466

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 688,201	Pool #AE6851, 4.00%, 10/1/40	$715,863
658,074	Pool #AE7699, 4.00%, 11/1/40	684,526
950,218	Pool #AE7703, 4.00%, 10/1/40	988,412
1,819,702	Pool #AE7707, 4.00%, 11/1/40	1,892,846
781,387	Pool #AH0300, 4.00%, 11/1/40	812,856
1,261,438	Pool #AH0301, 3.50%, 11/1/40	1,270,356
599,832	Pool #AH0302, 4.00%, 11/1/40	623,990
784,915	Pool #AH0306, 4.00%, 12/1/40	817,385
1,315,556	Pool #AH0508, 4.00%, 11/1/40	1,368,538
1,662,641	Pool #AH0537, 4.00%, 12/1/40	1,730,381
1,224,981	Pool #AH0914, 4.50%, 11/1/40	1,307,428
1,292,365	Pool #AH0917, 4.00%, 12/1/40	1,344,412
1,145,621	Pool #AH1077, 4.00%, 1/1/41	1,194,623
1,570,294	Pool #AH2973, 4.00%, 12/1/40	1,633,535
1,588,794	Pool #AH2980, 4.00%, 1/1/41	1,652,780
1,365,720	Pool #AH5656, 4.00%, 1/1/41	1,421,362
875,251	Pool #AH5657, 4.00%, 2/1/41	910,500
1,431,209	Pool #AH5658, 4.00%, 2/1/41	1,488,849
915,233	Pool #AH5662, 4.00%, 2/1/41	952,092
1,298,424	Pool #AH5882, 4.00%, 2/1/26	1,382,010
1,217,836	Pool #AH6764, 4.00%, 3/1/41	1,266,883
2,839,161	Pool #AH6768, 4.00%, 3/1/41	2,953,504
744,892	Pool #AH7277, 4.00%, 3/1/41	774,659
1,610,178	Pool #AH7281, 4.00%, 3/1/41	1,674,522
666,859	Pool #AH7526, 4.50%, 3/1/41	713,722
1,918,504	Pool #AH7537, 4.00%, 3/1/41	1,995,169
697,262	Pool #AH7576, 4.00%, 3/1/41	725,343
1,194,594	Pool #AH8878, 4.50%, 4/1/41	1,274,809
932,240	Pool #AH8885, 4.50%, 4/1/41	994,985
1,103,965	Pool #AH9050, 3.50%, 2/1/26	1,158,474
619,309	Pool #AI0114, 4.00%, 3/1/41	644,057
1,564,639	Pool #AI1846, 4.50%, 5/1/41	1,669,702
1,211,084	Pool #AI1847, 4.50%, 5/1/41	1,292,406
2,038,986	Pool #AI1848, 4.50%, 5/1/41	2,175,901
1,255,504	Pool #AI1849, 4.50%, 5/1/41	1,343,732
969,807	Pool #AJ0651, 4.00%, 8/1/41	1,008,864
1,277,798	Pool #AJ7668, 4.00%, 11/1/41	1,329,259
1,178,985	Pool #AJ9133, 4.00%, 1/1/42	1,226,467
13,028,116	Pool #AK2386, 3.50%, 2/1/42	13,120,229
6,018,758	Pool #AK6715, 3.50%, 3/1/42	6,060,373
2,165,634	Pool #AK6716, 3.50%, 3/1/42	2,180,607
1,144,603	Pool #AK6717, 3.50%, 3/1/42	1,152,517
755,437	Pool #AK6718, 3.50%, 2/1/42	760,661
488,725	Pool #AM0635, 2.55%, 10/1/22	469,360
3,656,505	Pool #AM2935, 3.69%, 9/1/23	3,801,071
5,098,468	Pool #AM4392, 3.79%, 10/1/23	5,327,820
517,081	Pool #AM4590, 3.18%, 10/1/20	535,945
2,426,627	Pool #AM5335, 3.69%, 2/1/24	2,512,097

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$1,997,123	Pool #AM5486, 3.70%, 2/1/24	$2,069,601
953,589	Pool #AO0844, 3.50%, 4/1/42	960,182
1,221,868	Pool #AO2923, 3.50%, 5/1/42	1,230,316
3,561,167	Pool #AO8029, 3.50%, 7/1/42	3,585,790
1,000,184	Pool #AP7483, 3.50%, 9/1/42	1,007,100
1,506,687	Pool #AP9716, 3.00%, 10/1/42	1,456,719
4,437,156	Pool #AQ0517, 3.00%, 11/1/42	4,290,002
1,237,328	Pool #AQ6710, 2.50%, 10/1/27	1,239,987
2,887,342	Pool #AQ7193, 3.50%, 7/1/43	2,907,306
2,914,079	Pool #AR3088, 3.00%, 1/1/43	2,817,436
1,071,435	Pool #AR6712, 3.00%, 1/1/43	1,036,404
1,381,894	Pool #AR6928, 3.00%, 3/1/43	1,336,065
993,175	Pool #AR6933, 3.00%, 3/1/43	960,237
2,569,000	Pool #AS0713, 4.00%, 10/1/43	2,671,660
1,128,678	Pool #AS1429, 4.00%, 12/1/43	1,173,781
1,142,474	Pool #AS1916, 4.00%, 3/1/44	1,188,129
1,278,169	Pool #AS1917, 4.00%, 3/1/44	1,329,246
1,987,249	Pool #AT0536, 4.00%, 10/1/43	2,066,661
2,805,474	Pool #AT0542, 4.50%, 12/1/43	2,995,172
1,565,601	Pool #AT2688, 3.00%, 5/1/43	1,513,679
2,253,310	Pool #AT2689, 3.00%, 5/1/43	2,178,581
1,202,249	Pool #AT2690, 3.00%, 4/1/43	1,162,377
1,026,944	Pool #AT2691, 3.00%, 5/1/43	992,886
1,323,745	Pool #AT3963, 2.50%, 3/1/28	1,325,762
1,065,051	Pool #AT7873, 2.50%, 6/1/28	1,065,675
879,150	Pool #AT8051, 3.00%, 6/1/43	849,719
1,543,908	Pool #AU0971, 3.50%, 8/1/43	1,554,462
1,374,437	Pool #AU2165, 3.50%, 7/1/43	1,383,832
1,244,941	Pool #AU2188, 3.50%, 8/1/43	1,253,452
1,069,993	Pool #AU3700, 3.50%, 8/1/43	1,077,642
1,010,093	Pool #AU4653, 3.50%, 9/1/43	1,016,997
1,882,404	Pool #AU6054, 4.00%, 9/1/43	1,957,627
1,213,717	Pool #AU6718, 4.00%, 10/1/43	1,262,218
1,643,938	Pool #AU7003, 4.00%, 11/1/43	1,712,714
1,203,943	Pool #AU7005, 4.00%, 11/1/43	1,252,053
1,620,636	Pool #AV0679, 4.00%, 12/1/43	1,688,437
1,124,282	Pool #AV9282, 4.00%, 2/1/44	1,169,210
1,123,775	Pool #AW1565, 4.00%, 4/1/44	1,168,682
252,379	Pool #MC0007, 5.50%, 12/1/38	278,386
59,732	Pool #MC0013, 5.50%, 12/1/38	66,382
98,101	Pool #MC0014, 5.50%, 12/1/38	108,854
80,013	Pool #MC0016, 5.50%, 11/1/38	88,733
257,739	Pool #MC0038, 4.50%, 3/1/39	276,737
128,001	Pool #MC0046, 4.00%, 4/1/39	133,196
27,544	Pool #MC0047, 4.50%, 4/1/39	29,552
55,020	Pool #MC0059, 4.00%, 4/1/39	57,390
208,292	Pool #MC0081, 4.00%, 5/1/39	216,876
223,209	Pool #MC0082, 4.50%, 5/1/39	238,859

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 484,978	Pool #MC0111, 4.00%, 6/1/39	$504,434
118,957	Pool #MC0112, 4.50%, 6/1/39	128,004
216,855	Pool #MC0127, 4.50%, 7/1/39	232,162
72,369	Pool #MC0135, 4.50%, 6/1/39	77,772
391,143	Pool #MC0137, 4.50%, 7/1/39	417,530
1,105,085	Pool #MC0154, 4.50%, 8/1/39	1,179,635
100,926	Pool #MC0155, 5.00%, 8/1/39	110,617
505,900	Pool #MC0160, 4.50%, 8/1/39	540,265
600,186	Pool #MC0171, 4.50%, 9/1/39	640,675
473,704	Pool #MC0177, 4.50%, 9/1/39	507,289
136,603	Pool #MC0270, 4.50%, 3/1/40	145,818
792,378	Pool #MC0325, 4.50%, 7/1/40	848,432
74,388	Pool #MC0422, 4.00%, 2/1/41	77,639
102,186	Pool #MC0426, 4.50%, 1/1/41	109,063
956,407	Pool #MC0584, 4.00%, 1/1/42	994,925
503,873	Pool #MC0585, 4.00%, 1/1/42	524,165
816,382	Pool #MC0637, 3.00%, 10/1/42	789,307
71,530	Pool #MC3344, 5.00%, 12/1/38	78,476

		343,972,138

Freddie Mac — 9.98%
95,700	Pool #A10124, 5.00%, 6/1/33	104,612
241,948	Pool #A10548, 5.00%, 6/1/33	264,479
527,115	Pool #A12237, 5.00%, 8/1/33	576,202
392,024	Pool #A12969, 4.50%, 8/1/33	420,752
81,410	Pool #A12985, 5.00%, 8/1/33	88,991
108,883	Pool #A12986, 5.00%, 8/1/33	119,023
45,917	Pool #A14028, 4.50%, 9/1/33	49,282
378,896	Pool #A14325, 5.00%, 9/1/33	414,181
91,956	Pool #A15268, 6.00%, 10/1/33	102,600
553,692	Pool #A15579, 5.50%, 11/1/33	612,586
439,144	Pool #A17393, 5.50%, 12/1/33	485,855
248,430	Pool #A17397, 5.50%, 1/1/34	274,855
273,188	Pool #A18617, 5.50%, 1/1/34	302,502
294,204	Pool #A19019, 5.50%, 2/1/34	325,498
239,798	Pool #A20069, 5.00%, 3/1/34	262,130
782,017	Pool #A20070, 5.50%, 3/1/34	865,198
671,546	Pool #A20540, 5.50%, 4/1/34	742,977
135,483	Pool #A20541, 5.50%, 4/1/34	149,894
135,058	Pool #A21679, 5.50%, 4/1/34	149,424
206,434	Pool #A21681, 5.00%, 4/1/34	225,658
324,617	Pool #A23192, 5.00%, 5/1/34	354,847
797,415	Pool #A25310, 5.00%, 6/1/34	871,674
306,178	Pool #A25311, 5.00%, 6/1/34	334,691
81,869	Pool #A26270, 6.00%, 8/1/34	90,806
47,977	Pool #A26386, 6.00%, 9/1/34	53,218
315,083	Pool #A26395, 6.00%, 9/1/34	349,288
93,934	Pool #A26396, 5.50%, 9/1/34	103,926

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$344,737	Pool #A28241, 5.50%, 10/1/34	$381,083
41,621	Pool #A30055, 5.00%, 11/1/34	45,627
363,870	Pool #A30591, 6.00%, 12/1/34	403,199
362,363	Pool #A31135, 5.50%, 12/1/34	400,567
270,981	Pool #A32976, 5.50%, 8/1/35	298,704
406,977	Pool #A33167, 5.00%, 1/1/35	444,622
680,605	Pool #A34999, 5.50%, 4/1/35	751,723
265,573	Pool #A35628, 5.50%, 6/1/35	293,323
468,105	Pool #A37185, 5.00%, 9/1/35	510,820
489,193	Pool #A38830, 5.00%, 5/1/35	534,138
118,082	Pool #A39561, 5.50%, 11/1/35	130,273
555,275	Pool #A40538, 5.00%, 12/1/35	605,596
320,941	Pool #A42095, 5.50%, 1/1/36	353,073
518,917	Pool #A42097, 5.00%, 1/1/36	565,944
272,520	Pool #A42098, 5.50%, 1/1/36	299,804
111,028	Pool #A42099, 6.00%, 1/1/36	123,029
60,652	Pool #A42802, 5.00%, 2/1/36	66,149
366,812	Pool #A42803, 5.50%, 2/1/36	403,536
265,744	Pool #A42804, 6.00%, 2/1/36	294,467
115,570	Pool #A42805, 6.00%, 2/1/36	128,061
157,087	Pool #A44638, 6.00%, 4/1/36	174,066
261,793	Pool #A44639, 5.50%, 3/1/36	288,003
497,436	Pool #A45396, 5.00%, 6/1/35	543,138
225,758	Pool #A46321, 5.50%, 7/1/35	248,854
93,132	Pool #A46735, 5.00%, 8/1/35	101,630
437,024	Pool #A46746, 5.50%, 8/1/35	481,733
200,619	Pool #A46748, 5.50%, 8/1/35	221,143
100,740	Pool #A46996, 5.50%, 9/1/35	111,046
510,011	Pool #A46997, 5.50%, 9/1/35	562,188
678,912	Pool #A47552, 5.00%, 11/1/35	740,438
461,434	Pool #A47553, 5.00%, 11/1/35	503,540
198,609	Pool #A47554, 5.50%, 11/1/35	218,493
113,719	Pool #A48788, 5.50%, 5/1/36	124,962
275,906	Pool #A48789, 6.00%, 5/1/36	305,727
91,018	Pool #A49013, 6.00%, 5/1/36	100,855
175,412	Pool #A49526, 6.00%, 5/1/36	194,372
176,914	Pool #A49843, 6.00%, 6/1/36	196,036
488,969	Pool #A49844, 6.00%, 6/1/36	541,819
30,989	Pool #A49845, 6.50%, 6/1/36	33,972
158,895	Pool #A50128, 6.00%, 6/1/36	176,069
307,210	Pool #A59530, 5.50%, 4/1/37	337,199
215,668	Pool #A59964, 5.50%, 4/1/37	237,226
195,898	Pool #A61754, 5.50%, 5/1/37	215,480
95,721	Pool #A61779, 5.50%, 5/1/37	105,423
105,230	Pool #A61915, 5.50%, 6/1/37	115,749
160,295	Pool #A61916, 6.00%, 6/1/37	177,620
354,786	Pool #A63456, 5.50%, 6/1/37	389,807
570,583	Pool #A64012, 5.50%, 7/1/37	626,282

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$375,167	Pool #A64015, 6.00%, 7/1/37	$415,717
36,059	Pool #A64450, 6.00%, 8/1/37	39,956
92,201	Pool #A65713, 6.00%, 9/1/37	102,166
522,831	Pool #A66061, 5.50%, 8/1/37	574,440
381,688	Pool #A66122, 6.00%, 8/1/37	422,943
324,472	Pool #A66133, 6.00%, 6/1/37	359,543
168,789	Pool #A66156, 6.50%, 9/1/37	187,811
233,485	Pool #A67630, 6.00%, 11/1/37	258,722
224,882	Pool #A68766, 6.00%, 10/1/37	249,189
193,490	Pool #A70292, 5.50%, 7/1/37	212,499
112,588	Pool #A73816, 6.00%, 3/1/38	124,757
122,777	Pool #A75113, 5.00%, 3/1/38	133,616
181,916	Pool #A76187, 5.00%, 4/1/38	198,203
459,550	Pool #A78354, 5.50%, 11/1/37	504,984
114,061	Pool #A79561, 5.50%, 7/1/38	125,606
845,958	Pool #A91887, 5.00%, 4/1/40	925,267
321,446	Pool #A92388, 4.50%, 5/1/40	343,847
702,078	Pool #A93962, 4.50%, 9/1/40	751,443
902,485	Pool #A95573, 4.00%, 12/1/40	937,492
815,054	Pool #A96339, 4.00%, 12/1/40	846,669
832,416	Pool #A97099, 4.00%, 1/1/41	865,615
894,161	Pool #A97715, 4.00%, 3/1/41	929,823
569,926	Pool #A97716, 4.50%, 3/1/41	609,464
43,465	Pool #B31140, 6.50%, 10/1/31	48,301
71,121	Pool #B31150, 6.50%, 11/1/31	79,476
74,470	Pool #B31188, 6.00%, 1/1/32	81,320
26,176	Pool #B31206, 6.00%, 3/1/32	28,654
24,326	Pool #B31292, 6.00%, 9/1/32	26,633
75,763	Pool #B31493, 5.00%, 2/1/34	81,618
45,235	Pool #B31516, 5.00%, 4/1/34	48,728
62,561	Pool #B31532, 5.00%, 5/1/34	67,391
93,681	Pool #B31546, 5.50%, 5/1/34	101,876
173,907	Pool #B31547, 5.50%, 5/1/34	189,116
95,118	Pool #B31551, 5.50%, 6/1/34	103,427
66,501	Pool #B31587, 5.00%, 11/1/34	71,660
126,826	Pool #B31588, 5.50%, 11/1/34	137,934
103,284	Pool #B31642, 5.50%, 5/1/35	111,862
33,366	Pool #B50443, 5.00%, 11/1/18	35,342
72,203	Pool #B50450, 4.50%, 1/1/19	76,621
58,667	Pool #B50451, 5.00%, 1/1/19	62,146
10,069	Pool #B50470, 4.50%, 4/1/19	10,684
118,845	Pool #B50496, 5.50%, 9/1/19	128,123
143,677	Pool #B50499, 5.00%, 11/1/19	153,351
39,003	Pool #B50500, 5.50%, 10/1/19	42,073
32,479	Pool #B50501, 4.50%, 11/1/19	34,327
50,675	Pool #B50504, 5.50%, 11/1/19	54,698
246,136	Pool #B50506, 5.00%, 11/1/19	264,171
44,825	Pool #C37233, 7.50%, 2/1/30	52,793

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 81,450	Pool #C48137, 7.00%, 1/1/31	$94,599
264,667	Pool #C51686, 6.50%, 5/1/31	297,742
176,169	Pool #C53210, 6.50%, 6/1/31	198,291
59,754	Pool #C53914, 6.50%, 6/1/31	67,283
49,643	Pool #C60020, 6.50%, 11/1/31	55,917
60,882	Pool #C60804, 6.00%, 11/1/31	67,834
60,534	Pool #C65616, 6.50%, 3/1/32	68,112
57,026	Pool #C68324, 6.50%, 6/1/32	64,263
212,615	Pool #C73273, 6.00%, 11/1/32	236,204
186,469	Pool #C73525, 6.00%, 11/1/32	207,860
62,215	Pool #C74672, 5.50%, 11/1/32	68,979
391,495	Pool #C77844, 5.50%, 3/1/33	433,138
152,885	Pool #C77845, 5.50%, 3/1/33	169,147
378,315	Pool #C78252, 5.50%, 3/1/33	418,556
100,578	Pool #C78380, 5.50%, 3/1/33	111,276
183,135	Pool #J00980, 5.00%, 1/1/21	197,783
106,612	Pool #J05466, 5.50%, 6/1/22	114,632
1,123,994	Pool #J21142, 2.50%, 11/1/27	1,127,067
1,045,429	Pool #J23532, 2.50%, 5/1/28	1,046,654
342,421	Pool #N31468, 6.00%, 11/1/37	370,554
337,054	Pool #Q00462, 4.00%, 3/1/41	350,076
948,697	Pool #Q00465, 4.50%, 4/1/41	1,012,290
923,500	Pool #Q05867, 3.50%, 12/1/41	928,875
1,016,047	Pool #Q06239, 3.50%, 1/1/42	1,021,961
1,003,043	Pool #Q06406, 4.00%, 2/1/42	1,041,480
1,625,285	Pool #Q13349, 3.00%, 11/1/42	1,568,464
1,412,975	Pool #Q17662, 3.00%, 4/1/43	1,363,577
1,840,768	Pool #Q18754, 3.00%, 6/1/43	1,776,413
1,305,331	Pool #Q18772, 3.00%, 6/1/43	1,259,696

		51,752,577

Ginnie Mae — 29.23%
359,366	Pool #409117, 5.50%, 6/20/38	397,029
244,725	Pool #487643, 5.00%, 2/15/39	268,337
442,673	Pool #588448, 6.25%, 9/15/32	443,246
755,270	Pool #616936, 5.50%, 1/15/36	845,224
482,542	Pool #617904, 5.75%, 9/15/23	480,782
2,925,584	Pool #618363, 4.00%, 9/20/41	3,077,349
527,642	Pool #624106, 5.13%, 3/15/34	527,285
1,143,898	Pool #654705, 4.00%, 9/20/41	1,203,238
435,898	Pool #664269, 5.85%, 6/15/38	452,596
411,991	Pool #675509, 5.50%, 6/15/38	457,455
442,765	Pool #697672, 5.50%, 12/15/38	491,901
301,550	Pool #697814, 5.00%, 2/15/39	329,891
616,368	Pool #697885, 4.50%, 3/15/39	664,907
123,071	Pool #698112, 4.50%, 5/15/39	132,878
1,172,200	Pool #698113, 4.50%, 5/15/39	1,265,609

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 557,780	Pool #699294, 5.63%, 9/20/38	$617,682
3,258,080	Pool #713519, 6.00%, 7/15/39	3,647,965
702,772	Pool #714561, 4.50%, 6/15/39	758,774
563,309	Pool #716822, 4.50%, 4/15/39	607,845
717,422	Pool #716823, 4.50%, 4/15/39	774,368
812,411	Pool #717132, 4.50%, 5/15/39	879,435
988,131	Pool #717133, 4.50%, 5/15/39	1,065,947
1,180,719	Pool #720080, 4.50%, 6/15/39	1,279,374
927,484	Pool #720521, 5.00%, 8/15/39	1,021,029
1,145,714	Pool #724629, 5.00%, 7/20/40	1,249,857
2,091,295	Pool #726550, 5.00%, 9/15/39	2,302,222
1,130,279	Pool #729018, 4.50%, 2/15/40	1,221,893
461,811	Pool #729019, 5.00%, 2/15/40	508,389
733,941	Pool #729346, 4.50%, 7/15/41	793,573
1,399,653	Pool #737574, 4.00%, 11/15/40	1,472,315
777,845	Pool #738844, 3.50%, 10/15/41	795,346
867,121	Pool #738845, 3.50%, 10/15/41	886,631
1,830,579	Pool #738862, 4.00%, 10/15/41	1,925,612
617,325	Pool #747241, 5.00%, 9/20/40	673,439
1,298,710	Pool #748654, 3.50%, 9/15/40	1,327,931
848,830	Pool #748846, 4.50%, 9/20/40	918,626
1,034,627	Pool #757016, 3.50%, 11/15/40	1,057,906
909,903	Pool #757017, 4.00%, 12/15/40	957,140
1,066,970	Pool #759297, 4.00%, 1/20/41	1,122,819
1,046,413	Pool #759298, 4.00%, 2/20/41	1,101,186
703,021	Pool #762877, 4.00%, 4/15/41	739,517
492,441	Pool #763564, 4.50%, 5/15/41	532,452
1,152,664	Pool #770391, 4.50%, 6/15/41	1,246,317
1,388,018	Pool #770481, 4.00%, 8/15/41	1,460,076
712,461	Pool #770482, 4.50%, 8/15/41	768,568
1,716,343	Pool #770517, 4.00%, 8/15/41	1,805,446
801,875	Pool #770529, 4.00%, 8/15/41	843,504
1,615,817	Pool #770537, 4.00%, 8/15/41	1,699,700
761,484	Pool #770738, 4.50%, 6/20/41	821,719
1,671,823	Pool #779592, 4.00%, 11/20/41	1,758,549
1,120,980	Pool #779593, 4.00%, 11/20/41	1,179,131
3,460,017	Pool #791406, 3.50%, 6/15/37	3,513,519
1,135,593	Pool #AA5831, 3.00%, 11/15/42	1,118,914
1,079,928	Pool #AA6312, 3.00%, 4/15/43	1,064,067
1,446,772	Pool #AA6424, 3.00%, 5/15/43	1,425,522
2,400,021	Pool #AB2733, 3.50%, 8/15/42	2,454,021
1,245,997	Pool #AB2744, 3.00%, 8/15/42	1,227,696
2,718,571	Pool #AB2745, 3.00%, 8/15/42	2,678,642
2,822,556	Pool #AB2841, 3.00%, 9/15/42	2,781,100
976,329	Pool #AB2842, 3.00%, 9/15/42	961,989
1,573,791	Pool #AB2843, 3.00%, 9/15/42	1,550,676
908,218	Pool #AB2852, 3.50%, 9/15/42	928,653
1,479,578	Pool #AB9083, 3.00%, 9/15/42	1,457,847

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$5,850,474	Pool #AC9541, 2.12%, 2/15/48	$5,817,184
1,114,816	Pool #AE6946, 3.00%, 6/15/43	1,098,791
1,633,502	Pool #AE8253, 4.00%, 2/20/44	1,718,240
1,482,508	Pool #AG8915, 4.00%, 2/20/44	1,559,413
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	617,796
2,908,149	Series 2012-107, Class A, 1.15%, 1/16/45	2,774,350
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,430,386
6,806,451	Series 2012-114, Class A, 2.10%, 1/16/53(a)	6,584,151
2,184,550	Series 2012-115, Class A, 2.13%, 4/16/45	2,136,200
3,897,328	Series 2012-120, Class A, 1.90%, 2/16/53	3,746,279
1,852,530	Series 2012-131, Class A, 1.90%, 2/16/53	1,779,717
971,315	Series 2012-144 Class AD, 1.77%, 1/16/53	918,116
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,674,125
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	2,781,526
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,503,372
2,457,872	Series 2012-53, Class AC, 2.38%, 12/16/43	2,434,771
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,434,312
1,441,366	Series 2012-70, Class A, 1.73%, 5/16/42	1,431,651
3,750,382	Series 2012-72, Class A, 1.71%, 5/16/42	3,708,964
4,335,604	Series 2012-78, Class A, 1.68%, 3/16/44	4,268,212
1,679,865	Series 2013-101, Class AG, 1.76%, 4/16/38	1,678,140
1,322,501	Series 2013-105, Class A, 1.71%, 2/16/37	1,316,481
1,866,028	Series 2013-107, Class A, 2.00%, 5/16/40	1,848,096
1,532,721	Series 2013-126, Class BK, 2.45%, 10/16/47	1,481,698
992,238	Series 2013-127, Class A, 2.00%, 3/16/52(b)	986,858
968,513	Series 2013-139, Class AB, 2.38%, 10/16/43	974,522
977,624	Series 2013-17, Class A, 1.13%, 1/16/49	944,265
974,093	Series 2013-29, Class AB, 1.77%, 10/16/45	955,022
969,737	Series 2013-33, Class A, 1.06%, 7/16/38	954,224
2,944,308	Series 2013-63, Class AB, 1.38%, 3/16/45	2,840,904
1,578,066	Series 2013-97, Class AC, 2.00%, 6/16/45	1,530,514
1,000,000	Series 2014-47, Class AB, 2.25%, 2/16/54(b)	1,013,027
1,500,000	Series 2014-54, Class AB, 2.62%, 11/1/55(b)	1,517,847

		151,481,810

Total U.S. Government Agency Backed Mortgages		547,206,525

(Cost $537,901,900)
U.S. Government Agency Obligations — 7.86%
Small Business Administration — 7.34%
2,463,660	0.38%, 12/25/37(a)	2,392,781
1,775,910	0.38%, 11/7/36(b)	1,782,504
287,779	0.38%, 3/5/37(b)	288,894
3,246,103	0.53%, 3/25/21(a)	3,217,124
261,831	0.53%, 4/30/35(b)	262,573
1,031,370	0.55%, 9/25/30(a)	1,016,472
214,332	0.55%, 4/25/28(a)	211,514

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 176,116	0.55%, 3/25/29(a)	$173,710
360,808	0.60%, 11/25/29(a)	356,671
225,658	0.60%, 3/25/28(a)	223,235
997,329	0.63%, 4/15/32(b)	1,000,000
134,890	0.63%, 6/25/18(a)	134,299
174,023	0.66%, 3/8/26(b)	174,839
198,703	0.70%, 7/15/20(b)	199,377
153,414	0.70%, 2/17/20(b)	153,859
559,890	0.75%, 11/29/32(b)	564,025
1,196,692	0.80%, 4/15/33(b)	1,207,104
228,450	0.80%, 3/15/33(b)	230,461
4,160,343	0.88%, 5/25/37(a)	4,175,495
1,225,876	0.88%, 8/1/32(b)	1,240,659
630,623	0.88%, 1/26/32(b)	637,757
136,891	0.88%, 12/1/19(b)	137,627
4,566	0.88%, 6/4/14(b)	4,566
122,664	0.91%, 4/16/20(b)	123,338
1,775,284	1.00%, 5/25/22(a)	1,778,508
58,007	1.13%, 7/30/17(a)(b)	58,287
934,637	1.14%, 11/4/34(b)	953,534
11,050,591	1.26%, 7/18/30*(b)(c)	234,273
11,441,216	1.45%, 3/25/36(a)	11,825,977
95,052	2.00%, 6/20/14(b)	95,095
185,963	3.13%, 10/25/15(a)	187,893
297,194	3.38%, 10/25/15(a)	300,536
104,746	3.38%, 5/25/16(a)	106,470
167,817	3.58%, 12/25/15(a)	170,064
163,132	3.83%, 7/23/16(b)	166,627
127,865	3.83%, 4/2/17(b)	131,892
37,818	4.13%, 7/18/17(b)	39,110
31,389	4.33%, 10/1/16(b)	31,991
37,735	5.70%, 8/1/17(b)	38,660
502,558	6.03%, 10/31/32(b)	514,598
488,453	6.35%, 8/13/26(b)	507,566
915,981	6.45%, 2/19/32(b)	949,096
45,355	6.69%, 5/28/24(b)	47,887
13,902	7.38%, 1/1/15(b)	14,197

		38,061,145

United States Department of Agriculture — 0.52%
38,708	1.13%, 5/31/14(b)	38,932
268,539	5.38%, 10/26/22(b)	272,984
211,350	5.73%, 4/20/37(b)	214,582
716,435	5.75%, 1/20/33(b)	730,308
120,301	6.01%, 11/8/32(b)	123,073
156,331	6.05%, 1/5/26(b)	160,835
494,535	6.07%, 4/20/37(b)	505,350

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 133,944	6.08%, 7/1/32(b)	$137,474
254,266	6.22%, 1/20/37(b)	260,642
213,477	6.38%, 2/16/37(b)	219,405

		2,663,585

Total U.S. Government Agency Obligations		40,724,730

(Cost $41,545,626)

Promissory Notes — 1.84%
9,039,204	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(b)(c)	9,526,681

Total Promissory Notes		9,526,681

(Cost $9,039,204)

Shares
Investment Company — 0.53%
2,776,747	JPMorgan Prime Money Market Fund, Institutional Class	2,776,747

Total Investment Company		2,776,747

(Cost $2,776,747)

Total Investments		$625,209,436
(Cost $615,841,418)(d) — 120.63%

Liabilities in excess of other assets — (20.63)%		(106,907,333)

NET ASSETS — 100.00%		$518,302,103

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $9,760,954 or 1.88% of net assets are as follows:

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2014 (Unaudited)

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2014 Carrying Value Per Unit
$11,050,591	Small Business Administration Massachusetts Housing	01/10/2008	$860,184	$2.12
$9,039,204	Investment Corp.	03/29/2005	$9,039,204	$1.05
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM – Insured by Assured Guaranty Municipal Corp.

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

Financial futures contracts as of March 31, 2014:

	Number of Contracts	Expiration Date	Unrealized (Depreciation)	Notional Value	Clearinghouse
Short Position:
90 Day Euro
Dollar	25	June, 2014	$(168,125)	$6,066,562	Barclays Capital
	25	September, 2014	(181,563)	6,051,563	Barclays Capital
Five Year
USD Interest Rate
Swap	450	June, 2014	126,563	45,217,969	Barclays Capital
Thirty Year
U.S. Treasury Bonds	85	June, 2014	(92,969)	11,230,625	Barclays Capital

Total			$(316,094)

Abbreviations used are defined below:

USD – U.S. Dollar

See notes to financial statements.

25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

Assets:
Investments in securities, at value (cost $615,841,418)	$625,209,436
Interest and dividends receivable	2,258,637
Receivable for Fund shares sold	1,174,891
Cash pledged for financial futures contracts	4,925,333
Unrealized gain on futures contracts	126,563
Prepaid expenses and other assets	24,381

Total Assets	633,719,241

Liabilities:
Unrealized loss on futures contracts	442,657
Distributions payable	752,641
Payable for capital shares redeemed	35,657
Payable for investments purchased	1,524,632
Reverse repurchase agreements (including interest of $30,523)	112,354,536
Accrued expenses and other payables:
Investment advisory fees	207,317
Accounting fees	7,983
Distribution fees	34,990
Trustee fees	253
Audit fees	24,506
Transfer Agent fees	6,738
Other	25,228

Total Liabilities	115,417,138

Net Assets	$518,302,103

Net Assets Consist Of:
Capital	$548,556,589
Distributions in excess of net investment income	(1,322,639)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(37,983,771)
Net unrealized appreciation on investments, futures contracts, and sale commitments	9,051,924

Net Assets	$518,302,103

26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$16,134,042
Class I	502,168,061

Total	$518,302,103

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	1,752,676
Class I	54,587,232

Total	56,339,908

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.21
Class I	$9.20
Maximum Offering Price Per Share:
Class A	$9.57
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

27

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Interest income	$11,095,683
Dividend income	1,033

Total Investment Income	11,096,716

Expenses:
Management fees	1,293,990
Interest expense	168,770
Distribution fees - Class A	19,063
Accounting services	25,407
Audit fees	24,674
Legal fees	25,789
Custodian fees	25,495
Insurance fees	3,249
Trustees’ fees and expenses	6,778
Transfer agent fees	27,665
Printing and shareholder reports	12,200
Registration fees	25,195
Other fees and expenses	51,766

Total expenses before fee waiver/reimbursement	1,710,041
Expenses reduced/waived by:
Advisor	(3,061)

Net Expenses	1,706,980

Net Investment Income	9,389,736

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized losses from investment transactions	(577,470)
Net realized losses from futures contracts	(1,090,308)

(1,667,778)

Net change in unrealized appreciation/depreciation on investments	(3,384,947)
Net change in unrealized appreciation/depreciation on futures contracts	1,000,820

(2,384,127)

Net realized/unrealized losses from investments and futures contracts	(4,051,905)

Change in net assets resulting from operations	$5,337,831

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,389,736	$18,707,190
Net realized gains (losses) from investments and futures contracts	(1,667,778)	5,787,525
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,384,127)	(33,691,289)

Change in net assets resulting from operations	5,337,831	(9,196,574)

Distributions to Class A Shareholders:
From net investment income	(249,281)	(485,090)

Distributions to Class I Shareholders:
From net investment income	(9,139,729)	(19,868,888)

Change in net assets resulting from shareholder distributions	(9,389,010)	(20,353,978)

Capital Transactions:
Proceeds from shares issued	10,364,205	71,578,353
Distributions reinvested	4,378,870	8,721,670
Cost of shares redeemed	(12,229,321)	(121,550,669)

Change in net assets resulting from capital transactions	2,513,754	(41,250,646)

Net decrease in net assets	(1,537,425)	(70,801,198)
Net Assets:
Beginning of period	519,839,528	590,640,726

End of period	$518,302,103	$519,839,528

Distributions in excess of net investment income	$(1,322,639)	$(1,323,365)

Share Transactions:
Issued	1,121,785	7,455,082
Reinvested	474,127	918,995
Redeemed	(1,324,901)	(12,809,992)

Change in shares resulting from capital transactions	271,011	(4,435,915)

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2014 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$5,337,831
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(45,703,579)
Proceeds from sales and paydowns of long-term securities	54,496,449
Purchases/proceeds from sales of short-term securities-net	(2,122,452)
Net change in unrealized (appreciation)/depreciation on investment securities	3,384,947
Net realized losses from investment transactions	577,470
Amortization of premium and discount - net	407,396
Decrease in interest and dividends receivable	51,529
Increase in interest due on reverse repurchase agreements	10,816
Decrease in cash pledged for financial futures contracts	2,590,293
Decrease in unrealized loss for futures contracts	(1,000,820)
Increase in prepaid expenses and other assets	(2,209)
Decrease in payable to investment advisor	(3,080)
Decrease in accrued expenses and other liabilities	(3,078)

Net Cash Provided by Operating Activities	18,021,513

Cash Provided by Financing Activities:
Cash receipts/payments from reverse repurchase agreements - net	(8,952,042)
Proceeds from issuance of shares	9,211,672
Cash payments on shares redeemed	(13,228,917)
Distributions paid to shareholders	(5,052,226)

Net Cash Used in Financing Activities	(18,021,513)

Cash:
Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	$157,954

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$4,378,870

See notes to financial statements.

30

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31

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2014 (Unaudited)	$9.28	0.15	(0.07)	0.08	(0.15)	$ 9.21
Year Ended September 30, 2013	9.77	0.28	(0.46)	(0.18)	(0.31)	9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Period Ended September 30, 2009(b)	9.47	0.31	0.34	0.65	(0.32)	9.80
Class I (c)
Six Months Ended March 31, 2014 (Unaudited)	$9.27	0.17	(0.07)	0.10	(0.17)	$ 9.20
Year Ended September 30, 2013	9.76	0.31	(0.46)	(0.15)	(0.34)	9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80
Year Ended September 30, 2009	9.41	0.50	0.38	0.88	(0.50)	9.79

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	For the period January 29, 2009 (commencement of operations) to September 30, 2009.
(c)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)

(Selected data for a share outstanding throughout the periods indicated)

			Ratios to Average Net Assets(a)(b)		Supplemental Data
	Total Return(c)(d)		Net Expenses	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A (e)
Six Months Ended March 31, 2014 (Unaudited)	0.98%		1.02%	3.27%	$ 16,134	5%
Year Ended September 30, 2013	(1.92%	)	0.99%	2.99%	14,869	23%
Year Ended September 30, 2012	4.35%		1.03%	3.80%	14,458	20%
Year Ended September 30, 2011	3.98%		1.03%	4.40%	8,212	17%
Year Ended September 30, 2010	5.02%		1.04%	4.67%	12,141	9%
Period Ended September 30, 2009	7.11%		1.11%	4.77%	8,662	10%
Class I (e)
Six Months Ended March 31, 2014 (Unaudited)	1.17%		0.65%	3.64%	$ 502,168	5%
Year Ended September 30, 2013	(1.69%	)	0.74%	3.28%	504,970	23%
Year Ended September 30, 2012	4.62%		0.78%	4.12%	576,183	20%
Year Ended September 30, 2011	4.23%		0.79%	4.66%	537,319	17%
Year Ended September 30, 2010	5.28%		0.79%	4.94%	536,198	9%
Year Ended September 30, 2009	9.59%		1.06%	5.16%	561,148	10%

(a)	Please see following page for total expenses net of reimbursement, excluding interest expense and ratios to average net assets plus average borrowings.
(b)	Annualized for those periods that are less than one year.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Total investment returns exclude the effect of sales charge.
(e)	Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for Class A for the period ended March 31, 2014 is 1.06%. Total expenses for all other periods would be the same as shown in the financial highlights as net expenses because there were no fee waivers during these periods.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

	Ratios to Average Net Assets(a)		Ratios to Average Net Assets Plus Average Borrowings(a)(b)
	Total Expenses Net of Reimbursement and Excluding Interest Expense	Total Expenses Excluding Interest Expense	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income
Class A (c)
Six Months Ended March 31, 2014 (Unaudited)	0.95%	0.99%	0.78%	0.81%	0.83%	2.67%
Year Ended September 30, 2013	0.92%	0.92%	0.77%	0.77%	0.83%	2.49%
Year Ended September 30, 2012	0.94%	0.94%	0.76%	0.76%	0.83%	3.07%
Year Ended September 30, 2011	0.96%	0.96%	0.77%	0.77%	0.82%	3.51%
Year Ended September 30, 2010	0.97%	0.97%	0.78%	0.78%	0.84%	3.76%
Period Ended September 30, 2009	1.00%	1.25%	0.81%	1.02%	0.90%	3.89%
Class I (c)
Six Months Ended March 31, 2014 (Unaudited)	0.58%	0.58%	0.48%	0.48%	0.53%	2.97%
Year Ended September 30, 2013	0.67%	0.67%	0.56%	0.56%	0.62%	2.73%
Year Ended September 30, 2012	0.70%	0.70%	0.56%	0.56%	0.63%	3.31%
Year Ended September 30, 2011	0.72%	0.72%	0.57%	0.57%	0.62%	3.69%
Year Ended September 30, 2010	0.72%	0.72%	0.58%	0.58%	0.64%	3.98%
Year Ended September 30, 2009	0.74%	0.74%	0.59%	0.59%	0.85%	4.12%

(a)	Annualized for those periods that are less than one year.
(b)	These ratios are calculated based upon the average net assets plus average borrowings.
(c)	Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for Class A for the period ended March 31, 2014 is 1.06%. Total expenses for all other periods would be the same as shown in the financial highlights as net expenses because there were no fee waivers during these periods.

See notes to financial statements.

34

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private

35

NOTES TO FINANCIAL STATEMENTS

mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

36

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$2,776,747	$—	$—	$2,776,747
Municipal Bonds	—	24,974,753	—	24,974,753
U.S. Government Agency Backed Mortgages	—	547,206,525	—	547,206,525
U.S. Government Agency Obligations	—	40,724,730	—	40,724,730
Promissory Notes	—	—	9,526,681	9,526,681
Other Financial Instruments(*)
Interest Rate Contracts	126,563	—	—	126,563

Total Assets	$2,903,310	$612,906,008	$9,526,681	$625,335,999

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(442,657)	$—	$—	$(442,657)

* Other financial instruments are futures contracts which are not reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

37

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Promissory Notes
Balance as of 9/30/13(value)	$9,761,031
Sales (Paydowns)	(94,051)
Change in unrealized appreciation (depreciation)*	(140,299)

Balance as of 3/31/14 (value)	$9,526,681

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2014.

In June 2013, the Financial Accounting Standards Board (“ FASB”) issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the six months ended March 31, 2014, the average amount borrowed was approximately $117,203,300 and the daily weighted average interest rate was 0.29%.

Details of open reverse repurchase agreements at March 31, 2014 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
BNP Paribas	0.28%	2/26/14	5/16/14	$(14,281,770)	$(14,273,000)
BNP Paribas	0.25%	3/26/14	6/17/14	(10,330,542)	(10,324,591)
Deutsche Bank	0.25%	2/04/14	4/28/14	(10,091,813)	(10,086,000)
Deutsche Bank	0.26%	2/19/14	5/02/14	(18,442,585)	(18,433,000)
Deutsche Bank	0.25%	3/04/14	5/27/14	(9,769,696)	(9,764,000)
Goldman Sachs	0.25%	1/28/14	4/02/14	(14,768,275)	(14,761,715)
Goldman Sachs	0.25%	1/28/14	4/16/14	(15,316,363)	(15,308,071)
Goldman Sachs	0.25%	3/18/14	6/03/14	(19,383,996)	(19,373,636)

38

NOTES TO FINANCIAL STATEMENTS

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Fund’s reverse repurchase agreements by counterparty, which are subject to offset under a MRA on a net basis as of March 31, 2014 :

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount[2]
BNP Paribas	$24,601,796	$(24,601,796)	$—	$—
Deutsche Bank AG	38,294,279	(38,294,279)	—	—
Goldman Sachs	49,458,461	(49,458,461)	—	—

	$112,354,536	$(112,354,536)	$—	$—

1 Collateral with a value of $115,914,556 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2 Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Derivatives:

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2014, see the following section for financial futures contracts.

Financial Futures Contracts:

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase

39

NOTES TO FINANCIAL STATEMENTS

securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at March 31, 2014.

Fair value of derivative instruments as of March 31, 2014 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Asset Derivatives
Interest Rate Risk	Unrealized Gain on Future Contracts	$ 126,563
	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Future Contracts	$(442,657)

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2014 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$(1,090,308)	$1,000,820

For the six months ended March 31, 2014, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
528

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

The Fund’s risk of loss from counterparty credit risk in over-the-counter (“OTC”) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from

40

NOTES TO FINANCIAL STATEMENTS

their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

TBA Commitments:

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2014, the Fund had no outstanding TBA commitments.

Mortgage Backed Securities:

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement:

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are

41

NOTES TO FINANCIAL STATEMENTS

calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2015, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six months ended March 31, 2014, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2014, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2014 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$33,455,657	$38,698,919	$—	$—

42

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,909,220	$5,027,616
Distributions reinvested	205,132	388,095
Cost of shares redeemed	(1,731,777)	(4,248,118)

Change in Class A	$1,382,575	$1,167,593

Class I
Proceeds from shares issued	$7,454,985	$66,550,737
Distributions reinvested	4,173,738	8,333,575
Cost of shares redeemed	(10,497,544)	(117,302,551)

Change in Class I	$1,131,179	$(42,418,239)

Change in net assets resulting from capital transactions	$2,513,754	$(41,250,646)

SHARE TRANSACTIONS:
Class A
Issued	315,197	529,633
Reinvested	22,195	40,885
Redeemed	(187,497)	(447,843)

Change in Class A	149,895	122,675

Class I
Issued	806,588	6,925,449
Reinvested	451,932	878,110
Redeemed	(1,137,404)	(12,362,149)

Change in Class I	121,116	(4,558,590)

Change in shares resulting from capital transactions	271,011	(4,435,915)

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2010, 2011, 2012 and 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

43

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$615,841,418	$20,043,886	$(10,675,868)	$9,368,018

The tax characters of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the fiscal year ended September 30, 2013	$20,694,614	$20,694,614

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included the the Annual Report dated September 30, 2014.

As of September 30, 2013, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$27,743	2014
$2,484,167	2015
$8,197,543	2016
$11,587,282	2018
$4,011,206	2019

As of September 30, 2013, the Fund had a short-term capital loss carryforward of $6,486,261 and a long-term capital loss carryforward of $4,838,705 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

44

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

45

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Class A	$1,000.00	$1,009.80	$5.11	1.02%
Class I	$1,000.00	$1,011.70	$3.26	0.65%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Class A	$1,000.00	$1,019.85	$5.14	1.02%
Class I	$1,000.00	$1,021.69	$3.28	0.65%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

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Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2014.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-14

	RBC Funds

About Your
Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Portfolio Managers	3
	Performance Summary	6
	Fund Statistics
	- RBC BlueBay Emerging Market Select Bond Fund	8
	- RBC BlueBay Emerging Market Corporate Bond Fund	9
	- RBC BlueBay Global High Yield Bond Fund	10
	- RBC BlueBay Global Convertible Bond Fund	11
	- RBC BlueBay Absolute Return Fund	12
	Schedule of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	52
	- Statements of Operations	54
	- Statements of Changes in Net Assets	55
	Financial Highlights	60
	Notes to Financial Statements	69
	Share Class Information	94
	Supplemental Information	95
	Approval of Investment Advisory and Sub-Advisory Agreements	97

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the RBC BlueBay Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor (effective November 27, 2013) for the RBC BlueBay Global High Yield Bond Fund and the RBC BlueBay Absolute Return Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Senior Portfolio Manager

David Dowsett is co-head of the Emerging Market Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is head of the Emerging Market Corporate Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

Adam Borneleit

Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked from 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a Manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

PORTFOLIO MANAGERS

Anthony Robertson

Head of Global Leveraged Finance Group

Partner, Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Peter Higgins

Head of Leveraged Loans

Partner, Senior Portfolio Manager

Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.

Michael Reed

Partner, Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Alessandro Esposito

Portfolio Manager

Alessandro Esposito is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Alessandro joined BlueBay in December 2007 as a portfolio manager on the convertible arbitrage team. He began his career in 1998 at JP Morgan before moving to Intesa in 2000. He began trading hybrids and equity derivatives at Morgan Stanley in 2003 and ran the convertible arbitrage strategy at Peloton Partners from 2006. Alessandro has an MSc in Mathematical Trading and Finance and is a CFA charterholder.

Mark Dowding

Partner, Senior Portfolio Manager

Mark Dowding is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he worked with Raphael Robelin before Raphael joined BlueBay in 2003. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

PORTFOLIO MANAGERS

Raphael Robelin

Partner, Senior Portfolio Manager

Raphael Robelin co-heads the Investment Grade team at BlueBay and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from La Sorbonne, Paris.

Geraud Charpin

Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

Andrzej Skiba

Partner, Senior Portfolio Manager

Andrzej Skiba is responsible for BlueBay’s U.S.-based analyst and execution team and is a portfolio manager for the RBC BlueBay Absolute Return Fund. Andrzej joined BlueBay in February 2005 from Goldman Sachs where he worked as a Credit Analyst covering European investment grade Telecom, Media and Utility sectors. He spent his first four years at BlueBay as a credit analyst covering the TMT, Utilities and Retail sectors for the Investment Grade team. In 2009, he moved into a Portfolio Manager position, focusing on benchmarked portfolios. Andrzej has a BSc (Honors) in Management and International Business Economics from UMIST and is a CFA Charterholder.

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2014 (Unaudited)

	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
RBC BlueBay Emerging Market Select Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(2.20)%
- At Net Asset Value	N/A	2.18%	1.25%(3)	23.72%(3)

Class I
- At Net Asset Value	(4.32)%	3.49%	1.00%	1.10%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	(2.60)%	6.55%

RBC BlueBay Emerging Market Corporate Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(1.12)%
- At Net Asset Value	N/A	3.25%	1.40%(3)	24.24%(3)

Class I
- At Net Asset Value	(1.41)%	6.63%	1.15%	1.96%

JPMorgan CEMBI Diversified(b)	0.64%	8.06%

RBC BlueBay Global High Yield Bond Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(0.64)%
- At Net Asset Value	N/A	3.75%	1.20%(3)	21.80%(3)

Class I
- At Net Asset Value	6.63%	10.85%	0.95%	1.52%

BofA Merrill Lynch Global High Yield Constrained Index USD hedged(b)	7.40%	13.47%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	11.16%	12.15%	1.00%	1.77%

UBS Global Focus Convertible Index(b)	14.86%	11.46%

RBC BlueBay Absolute Return Fund
Class A
- Including Maximum Sales Charge of 4.25%	N/A	(0.80)%
- At Net Asset Value	N/A	3.65%	1.20%(3)	3.09%(3)

Class I
- At Net Asset Value	6.87%	5.55%	0.95%(3)	0.97%(3)

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	0.26%	0.26%

PERFORMANCE SUMMARY

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses from November 27, 2013 (commencement of operations) to March 31, 2014 for Class A shares and the most recent year end (September 30, 2013) for all funds except Absolute Return Fund, which reflects actual expenses from November 30, 2012 (commencement of operations) to September 30, 2013 for Class I shares.

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2015.

(3) Annualized.

(a) The inception date (commencement of operations) for Class A shares is November 27, 2013 and November 30, 2011 for Class I shares for each Fund except Absolute Return Fund, which is November 30, 2012 for Class I shares. The total returns for Class A shares are not annualized.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The UBS Global Focus Convertible Index measures the size and performance of the most liquid convertible issues.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Select Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 19.75% of investments.
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	4.86%	Colombia Government International Bond, 4.00%, 02/26/24	1.72%
	South Africa Government Bond, 10.50%, 12/21/26	3.55%	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/21	1.70%
	Poland Government Bond, 4.00%, 10/25/23	2.21%	South Africa Government International Bond, 5.88%, 09/16/25	1.70%
	Colombian TES, 10.00%, 07/24/24	1.82%	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1.55%
	Poland Government Bond, 3.75%, 04/25/18	1.76%	Hungary Government International Bond, 5.75%, 11/22/23	1.43%
	*A listing of all portfolio holdings can be found beginning on page 13.
Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)
RBC BlueBay Emerging Market Corporate Bond Fund
Current income and capital appreciation.				Investment Objective
JPMorgan CEMBI Diversified Index				Benchmark

				Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)

* Includes U.S. dollar denominated cash equivalent investments representing 6.86% of investments.
				Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)
DP World Ltd., 6.85%, 07/02/37	2.34%	CNOOC Finance 2013 Ltd., 3.00%,	1.73%
Odebrecht Finance Ltd., 7.13%,	2.34%	05/09/23
06/26/42		Empresa de Energia de Bogota SA,	1.54%
Israel Electric Corp. Ltd., 6.88%, 06/21/23	2.09%	6.13%, 11/10/21
Hutchison Whampoa International 12 Ltd., 6.00%,		Telemar Norte Leste SA, 5.50%,	1.42%
05/07/17	1.95%	10/23/20
Bharti Airtel International Netherlands		Vivacom, 6.63%, 11/15/18	1.38%
BV, 5.13%, 03/11/23	1.90%	America Movil SAB de CV, 5.13%, 09/06/73	1.37%

* A listing of all portfolio holdings can be found beginning on page 24.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Global High Yield Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch Global High Yield Constrained Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 9.23% of investments.
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	InterGen NV, 7.00%, 06/30/23 Columbus International, Inc., 11.50%, 11/20/14	2.11% 1.96%	Wind Acquisition Finance SA, 7.38%, 02/15/18	1.45%
			Digicel Ltd., 7.00%, 02/15/20	1.42%
	Geo Group, Inc. (The), 5.13%, 04/01/23	1.93%	Epicor Software Corp., 8.63%, 05/01/19	1.38%
	BI-LO LLC/BI-LO Finance Corp., 9.25%, 02/15/19	1.52%	Wind Acquisition Finance SA, 7.25%, 02/15/18	1.30%
	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 04/15/17	1.50%	Albea Beauty Holdings SA, 8.38%, 11/01/19	1.30%
	*A listing of all portfolio holdings can be found beginning on page 30.
Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)
RBC BlueBay Global Convertible Bond Fund
Current income and capital appreciation.				Investment Objective
UBS Global Focus Convertible Index				Benchmark

				Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)

* Includes U.S. dollar denominated cash equivalent investments representing 4.17% of investments.
				Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)
Intel Corp., 3.25%, 08/01/39	5.43%	Agile Property Holdings Ltd., 4.00%,	2.52%
Liberty Interactive LLC, 0.75%, 03/30/43	4.13%	04/28/16
Wellpoint, Inc., 2.75%, 10/15/42	3.69%	Steinhoff Finance Holding GmbH,	2.38%
Medivation, Inc., 2.63%, 04/01/17	3.60%	4.00%, 01/30/21
VeriSign, Inc., 3.25%, 08/15/37	3.33%	Marine Harvest ASA, 2.38%, 05/08/18	2.35%
Seadrill Ltd., 3.38%, 10/27/17	2.76%	Glencore Finance Europe SA, 5.00%,	2.20%
		12/31/14

* A listing of all portfolio holdings can be found beginning on page 38.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Absolute Return Fund
Investment Objective	Current income and capital appreciation.
Benchmark	3-Month USD London Interbank Offering Rate (LIBOR) Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 38.85% of investments.
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	Slovenia Government Bond, 5.13%,	3.90%	BNP Paribas Fortis SA, 4.63%, 10/29/49	1.50%
	03/30/26		Romanian Government International	1.49%
	Portugal Obrigacoes do Tesouro OT,	2.39%	Bond, 4.63%, 09/18/20
	5.65%, 02/15/24		Republic of Latvia, 2.63%, 01/21/21	1.45%
	Autonomous Community of Catalonia, 4.95%, 02/11/20	1.90%	Iceland Government International Bond, 5.88%, 05/11/22	1.32%
	AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 06/30/25	1.62%	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 11/18/33	1.30%
	Kabel Deutschland Vertrieb Und Service Gmbh, 6.50%, 06/29/18	1.61%
	*A listing of all portfolio holdings can be found beginning on page 44.
Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2012 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 7.17%
India — 0.17%
$ 340,000	Indian Railway Finance Corp. Ltd., 3.92%, 2/26/19	$341,413

Indonesia — 0.90%
1,075,000	Pertamina Persero PT, 5.63%, 5/20/43	905,679
300,000	Pertamina Persero PT, 6.00%, 5/3/42	265,236
635,000	Pertamina Persero PT, 6.50%, 5/27/41	598,675

		1,769,590

Luxembourg — 0.51%
985,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	1,015,240

Netherlands — 2.02%
2,360,000	Petrobras Global Finance BV, 4.38%, 5/20/23	2,162,350
1,295,000	Petrobras Global Finance BV, 4.88%, 3/17/20	1,299,088
530,000	Petrobras Global Finance BV, 6.25%, 3/17/24	544,961

		4,006,399

United States — 1.86%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	614,342
2,779,000	Pemex Project Funding Master Trust, 6.63%, 6/15/35	3,077,400

		3,691,742

Venezuela — 1.71%
858,962	Petroleos de Venezuela SA, 4.90%, 10/28/14	820,309
1,040,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	790,400
1,258,200	Petroleos de Venezuela SA, 8.50%, 11/2/17	1,063,305
995,000	Petroleos de Venezuela SA, 9.75%, 5/17/35	719,884

		3,393,898

Total Corporate Bonds		14,218,282

(Cost $14,277,481)

Foreign Government Bonds — 71.06%
Argentina — 0.44%
950,000	Argentina Bonar Bonds, 7.00%, 4/17/17	874,000

Brazil — 8.74%
22,500,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	9,638,987
8,400,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	3,378,092
500,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	196,002
2,525,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	962,260
2,132,000	Brazilian Government International Bond, 4.25%, 1/7/25	2,059,618

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 1,085,000	Brazilian Government International Bond, 5.63%, 1/7/41	$1,100,286

		17,335,245

Chile — 1.57%
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/20	1,365,931
910,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	1,753,922

		3,119,853

Columbia — 6.91%
345,000	Colombia Government International Bond, 2.63%, 3/15/23	310,108
3,454,000	Colombia Government International Bond, 4.00%, 2/26/24	3,410,005
255,000	Colombia Government International Bond, 5.63%, 2/26/44	265,451
1,135,000	Colombia Government International Bond, 7.38%, 3/18/19	1,366,439
1,236,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	696,771
4,451,400,000(b)	Colombian TES, 5.00%, 11/21/18	2,209,786
3,578,300,000(b)	Colombian TES, 6.00%, 4/28/28	1,664,221
320,000,000(b)	Colombian TES, 8.00%, 10/28/15	168,880
5,619,900,000(b)	Colombian TES, 10.00%, 7/24/24	3,600,386

		13,692,047

Costa Rica — 0.49%
1,050,000	Costa Rica Government International Bond, 4.25%, 1/26/23	969,334

Cote D’Ivoire (Ivory Coast) — 0.35%
745,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(c)	696,575

Croatia (Hrvatska) — 2.01%
2,181,000	Croatia Government International Bond, 5.50%, 4/4/23	2,204,560
1,700,000	Croatia Government International Bond, 6.00%, 1/26/24	1,773,468

		3,978,028

Dominican Republic — 0.66%
197,000	Dominican Republic International Bond, 6.60%, 1/28/24	202,095
1,000,000	Dominican Republic International Bond, 7.50%, 5/6/21	1,115,594

		1,317,689

Hungary — 6.84%
158,400,000(b)	Hungary Government Bond, 5.50%, 12/22/16	738,045
31,640,000(b)	Hungary Government Bond, 6.00%, 11/24/23	148,311
258,200,000(b)	Hungary Government Bond, 6.50%, 6/24/19	1,245,545
351,480,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,599,413
461,410,000(b)	Hungary Government Bond, 7.75%, 8/24/15	2,194,484
115,390,000(b)	Hungary Government Bond, 8.00%, 2/12/15	539,244
1,410,000	Hungary Government International Bond, 4.00%, 3/25/19	1,402,950
874,000	Hungary Government International Bond, 5.38%, 2/21/23	884,925
1,200,000	Hungary Government International Bond, 5.38%, 3/25/24	1,198,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 2,738,000	Hungary Government International Bond, 5.75%, 11/22/23	$2,833,830
680,000	Hungary Government International Bond, 7.63%, 3/29/41	787,100

		13,572,347

Indonesia — 2.75%
670,000	Indonesia Government International Bond, 3.38%, 4/15/23	599,210
525,000	Indonesia Government International Bond, 5.38%, 10/17/23	543,022
655,000	Indonesia Government International Bond, 5.88%, 1/15/24	705,813
1,504,000	Indonesia Government International Bond, 6.75%, 1/15/44	1,643,630
590,000	Indonesia Government International Bond, 11.63%, 3/4/19	796,681
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	17,179
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,156,167

		5,461,702

Lithuania — 0.98%
1,635,000	Lithuania Government International Bond, 6.63%, 2/1/22	1,933,387

Malaysia — 2.62%
3,970,000(b)	Malaysia Government Bond, 3.26%, 3/1/18	1,198,494
5,700,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,661,004
560,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	167,321
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	79,140
823,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	224,807
1,390,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	406,928
2,585,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	808,371
2,000,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	627,851
50,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	15,335

		5,189,251

Mexico — 5.98%
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	257,835
18,220,000(b)	Mexican Bonos, 6.50%, 6/9/22	1,437,050
18,610,000(b)	Mexican Bonos, 7.50%, 6/3/27	1,548,610
30,900,000(b)	Mexican Bonos, 8.00%, 12/7/23	2,676,812
13,650,000(b)	Mexican Bonos, 8.50%, 5/31/29	1,219,424
5,560,000(b)	Mexican Bonos, 10.00%, 11/20/36	562,083
1,060,000	Mexico Government International Bond, 3.50%, 1/21/21	1,072,800
1,276,000	Mexico Government International Bond, 4.00%, 10/2/23	1,290,693
1,433,000	Mexico Government International Bond, 5.55%, 1/21/45	1,524,369
230,000	Mexico Government International Bond, 6.05%, 1/11/40	261,055

		11,850,731

Nigeria — 0.59%
72,078,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	448,932
56,100,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	366,749

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
53,221,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	$359,858

		1,175,539

Pakistan — 0.34%
$675,000	Pakistan Government International Bond, 6.88%, 6/1/17	681,750

Panama — 1.71%
1,411,000	Panama Government International Bond, 4.30%, 4/29/53	1,155,898
852,000	Panama Government International Bond, 5.20%, 1/30/20	942,996
1,100,000	Panama Government International Bond, 6.70%, 1/26/36	1,299,253

		3,398,147

Peru — 1.87%
1,525,000	Peruvian Government International Bond, 7.13%, 3/30/19	1,841,342
1,060,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,364,024
1,263,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	497,643

		3,703,009

Philippines — 0.11%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	211,841

Poland — 5.58%
10,493,000(b)	Poland Government Bond, 3.75%, 4/25/18	3,497,907
13,480,000(b)	Poland Government Bond, 4.00%, 10/25/23	4,377,739
1,480,000(b)	Poland Government Bond, 4.75%, 10/25/16	508,595
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	312,231
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	149,610
5,422,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,981,596
618,000(b)	Poland Government Bond, 5.75%, 9/23/22	227,111

		11,054,789

Qatar — 0.56%
939,000	Qatar Government International Bond, 6.40%, 1/20/40	1,115,409

Romania — 1.08%
3,200,000(b)	Romania Government Bond, 5.90%, 7/26/17	1,035,467
1,130,000	Romanian Government International Bond, 4.38%, 8/22/23	1,113,050

		2,148,517

Russia — 2.99%
69,160,000(b)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	1,839,053
26,342,000(b)	Russian Federal Bond - OFZ, 6.40%, 5/27/20	674,103
14,518,000(b)	Russian Federal Bond - OFZ, 6.80%, 12/11/19	382,318
13,490,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	342,501
29,360,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	722,711
23,009,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	642,993

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
7,514,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	$208,459
12,057,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	327,563
$ 800,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	793,153

		5,932,854

Serbia — 0.35%
660,000	Republic of Serbia, 5.88%, 12/3/18	697,950

Slovenia — 1.14%
1,785,000	Slovenia Government International Bond, 5.25%, 2/18/24	1,860,864
380,000	Slovenia Government International Bond, 5.50%, 10/26/22	405,175

		2,266,039

South Africa — 6.27%
4,770,000(b)	South Africa Government Bond, 6.25%, 3/31/36	329,401
15,950,339(b)	South Africa Government Bond, 6.75%, 3/31/21	1,402,011
420,000(b)	South Africa Government Bond, 7.00%, 2/28/31	32,984
2,810,000(b)	South Africa Government Bond, 8.00%, 12/21/18	269,182
65,147,650(b)	South Africa Government Bond, 10.50%, 12/21/26	7,038,941
2,684(b)	South Africa Government Bond, 13.50%, 9/15/15	278
3,135,000	South Africa Government International Bond, 5.88%, 9/16/25	3,368,797

		12,441,594

Sri Lanka — 0.95%
1,485,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	1,489,013
375,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	390,339

		1,879,352

Thailand — 2.40%
12,100,000(b)	Thailand Government Bond, 1.20%, 7/14/21(d)	377,434
7,600,000(b)	Thailand Government Bond, 1.25%, 3/12/28(d)	209,217
19,850,000(b)	Thailand Government Bond, 3.13%, 12/11/15	621,116
57,388,000(b)	Thailand Government Bond, 3.45%, 3/8/19	1,789,141
32,701,000(b)	Thailand Government Bond, 3.63%, 6/16/23	1,003,428
18,910,000(b)	Thailand Government Bond, 3.65%, 12/17/21	586,382
5,495,000(b)	Thailand Government Bond, 3.88%, 6/13/19	174,482
41,000(b)	Thailand Government Bond, 5.25%, 5/12/14	1,268

		4,762,468

Turkey — 4.06%
3,311,688(b)	Turkey Government Bond, 7.10%, 3/8/23	1,279,088
684,748(b)	Turkey Government Bond, 8.50%, 9/14/22	284,818
3,560,000(b)	Turkey Government Bond, 8.80%, 9/27/23	1,533,331
1,288,960(b)	Turkey Government Bond, 9.50%, 1/12/22	583,353
2,370,000	Turkey Government International Bond, 5.75%, 3/22/24	2,454,053

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$1,658,000	Turkey Government International Bond, 7.38%, 2/5/25	$1,907,981

		8,042,624

Venezuela — 0.72%
890,000	Venezuela Government International Bond, 6.00%, 12/9/20	607,425
1,147,700	Venezuela Government International Bond, 8.25%, 10/13/24	811,998

		1,419,423

Total Foreign Government Bonds		140,921,494

(Cost $143,430,374)

Shares
Investment Company — 19.25%
38,168,886	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	38,168,886

Total Investment Company		38,168,886

(Cost $38,168,886)

Total Investments		$193,308,662
(Cost $195,876,741)(e) — 97.48%

Other assets in excess of liabilities — 2.52%		4,993,733

NET ASSETS — 100.00%		$198,302,395

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	21,720,520	USD	9,380,488	Citibank, N.A.	4/2/14	$ 194,410
BRL	2,307,646	USD	982,813	Citibank, N.A.	4/2/14	34,449
BRL	557,640	USD	240,000	Citibank, N.A.	4/2/14	5,820
USD	1,030,000	BRL	2,424,105	Citibank, N.A.	4/2/14	(38,600)
USD	9,359,617	BRL	22,161,701	Citibank, N.A.	4/2/14	(409,764)
EUR	1,160,000	USD	1,591,259	Citibank, N.A.	4/3/14	6,813
EUR	615,000	USD	855,041	Citibank, N.A.	4/3/14	(7,788)
USD	13,914	EUR	10,000	Citibank, N.A.	4/3/14	137

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	226,363	EUR	165,000	Citibank, N.A.	4/3/14	$(949)
USD	2,201,722	EUR	1,600,000	Citibank, N.A.	4/3/14	(2,515)
CLP	313,460,000	USD	560,000	Citibank, N.A.	4/24/14	10,144
COP	1,028,193,925	USD	505,255	Citibank, N.A.	4/24/14	15,365
COP	1,011,903,334	USD	497,372	Citibank, N.A.	4/24/14	15,000
COP	1,010,811,148	USD	497,373	Citibank, N.A.	4/24/14	14,446
COP	84,581,979	USD	42,207	Citibank, N.A.	4/24/14	621
COP	1,771,025,344	USD	901,285	Citibank, N.A.	4/24/14	(4,536)
EUR	1,160,000	USD	1,595,319	Citibank, N.A.	4/24/14	2,675
EUR	1,140,000	USD	1,569,609	Citibank, N.A.	4/24/14	833
HUF	117,881,225	USD	522,500	Citibank, N.A.	4/24/14	5,182
HUF	117,876,000	USD	522,500	Citibank, N.A.	4/24/14	5,159
HUF	117,755,825	USD	522,500	Citibank, N.A.	4/24/14	4,621
HUF	117,737,538	USD	522,500	Citibank, N.A.	4/24/14	4,539
IDR	14,869,315,274	USD	1,291,188	Citibank, N.A.	4/24/14	28,581
INR	739,813,934	USD	12,005,094	Citibank, N.A.	4/24/14	278,731
KRW	30,701,750	USD	28,372	Citibank, N.A.	4/24/14	493
MXN	91,836,031	USD	6,910,940	Citibank, N.A.	4/24/14	110,324
MYR	15,532,772	USD	4,693,247	Citibank, N.A.	4/24/14	71,870
PHP	8,358,920	USD	184,239	Citibank, N.A.	4/24/14	2,522
PLN	999,310	USD	328,342	Citibank, N.A.	4/24/14	1,629
PLN	335,713	USD	109,954	Citibank, N.A.	4/24/14	898
PLN	1,519,422	USD	501,559	Citibank, N.A.	4/24/14	153
PLN	1,039,272	USD	343,034	Citibank, N.A.	4/24/14	133
RUB	60,627,124	USD	1,664,323	Citibank, N.A.	4/24/14	54,079
RUB	36,755,820	USD	1,014,038	Citibank, N.A.	4/24/14	27,762
RUB	20,978,312	USD	573,068	Citibank, N.A.	4/24/14	21,537
RUB	10,993,947	USD	300,340	Citibank, N.A.	4/24/14	11,270
RUB	8,168,424	USD	223,135	Citibank, N.A.	4/24/14	8,389
RUB	4,390,032	USD	119,359	Citibank, N.A.	4/24/14	5,071
RUB	5,488,441	USD	150,502	Citibank, N.A.	4/24/14	5,061
RUB	6,891,104	USD	190,378	Citibank, N.A.	4/24/14	4,942
RUB	2,747,696	USD	75,486	Citibank, N.A.	4/24/14	2,394
THB	18,874,360	USD	580,000	Citibank, N.A.	4/24/14	1,207
TRY	5,915,973	USD	2,623,259	Citibank, N.A.	4/24/14	120,898
TRY	5,915,972	USD	2,624,306	Citibank, N.A.	4/24/14	119,850
TRY	817,438	USD	362,581	Citibank, N.A.	4/24/14	16,593
TRY	1,261,781	USD	570,000	Citibank, N.A.	4/24/14	15,284
TRY	1,062,576	USD	480,000	Citibank, N.A.	4/24/14	12,882
TRY	1,061,904	USD	480,000	Citibank, N.A.	4/24/14	12,570
USD	1,075,367	ILS	3,738,514	Citibank, N.A.	4/24/14	3,680
USD	190,000	EUR	136,619	Citibank, N.A.	4/24/14	1,796
USD	9,748,100	EUR	7,075,514	Citibank, N.A.	4/24/14	1,005
USD	189,307	PEN	535,928	Citibank, N.A.	4/24/14	(893)
USD	387,600	ILS	1,355,980	Citibank, N.A.	4/24/14	(1,107)
USD	960,000	MXN	12,575,760	Citibank, N.A.	4/24/14	(1,472)
USD	960,000	MXN	12,578,098	Citibank, N.A.	4/24/14	(1,650)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	222,250	RON	726,403	Citibank, N.A.	4/24/14	$(1,778)
USD	570,000	ILS	1,995,114	Citibank, N.A.	4/24/14	(1,922)
USD	560,000	COP	1,114,960,000	Citibank, N.A.	4/24/14	(4,554)
USD	3,640,347	THB	118,384,070	Citibank, N.A.	4/24/14	(5,112)
USD	159,737	CLP	91,249,557	Citibank, N.A.	4/24/14	(6,235)
USD	590,000	CLP	327,863,000	Citibank, N.A.	4/24/14	(6,341)
USD	627,514	COP	1,252,361,988	Citibank, N.A.	4/24/14	(6,612)
USD	381,467	ZAR	4,124,916	Citibank, N.A.	4/24/14	(8,899)
USD	560,738	COP	1,125,119,790	Citibank, N.A.	4/24/14	(8,961)
USD	580,000	ZAR	6,227,460	Citibank, N.A.	4/24/14	(9,342)
USD	1,030,000	MXN	13,601,150	Citibank, N.A.	4/24/14	(9,867)
USD	1,040,000	MXN	13,738,920	Citibank, N.A.	4/24/14	(10,400)
USD	495,000	RUB	17,936,325	Citibank, N.A.	4/24/14	(13,383)
USD	560,000	CLP	315,672,000	Citibank, N.A.	4/24/14	(14,167)
USD	560,000	CLP	315,683,200	Citibank, N.A.	4/24/14	(14,188)
USD	495,000	RUB	17,964,788	Citibank, N.A.	4/24/14	(14,190)
USD	470,000	RUB	17,144,425	Citibank, N.A.	4/24/14	(15,938)
USD	515,000	RUB	18,743,425	Citibank, N.A.	4/24/14	(16,260)
USD	1,140,000	SGD	1,454,669	Citibank, N.A.	4/24/14	(16,441)
USD	515,000	RUB	18,751,150	Citibank, N.A.	4/24/14	(16,479)
USD	1,116,442	SGD	1,425,615	Citibank, N.A.	4/24/14	(16,902)
USD	540,000	RUB	19,685,797	Citibank, N.A.	4/24/14	(17,970)
USD	560,000	RUB	20,428,800	Citibank, N.A.	4/24/14	(19,029)
USD	570,000	TRY	1,270,943	Citibank, N.A.	4/24/14	(19,534)
USD	497,500	TRY	1,118,803	Citibank, N.A.	4/24/14	(21,463)
USD	497,500	TRY	1,118,835	Citibank, N.A.	4/24/14	(21,478)
USD	523,334	TRY	1,177,763	Citibank, N.A.	4/24/14	(22,978)
USD	523,333	TRY	1,177,918	Citibank, N.A.	4/24/14	(23,051)
USD	523,333	TRY	1,177,994	Citibank, N.A.	4/24/14	(23,086)
USD	561,572	TRY	1,273,280	Citibank, N.A.	4/24/14	(29,046)
USD	910,000	TRY	2,047,045	Citibank, N.A.	4/24/14	(39,533)
USD	995,000	TRY	2,236,959	Citibank, N.A.	4/24/14	(42,626)
USD	1,699,598	ZAR	18,685,385	Citibank, N.A.	4/24/14	(68,712)
USD	5,538,652	HUF	1,257,827,952	Citibank, N.A.	4/24/14	(91,877)
ZAR	6,126,554	USD	570,000	Citibank, N.A.	4/24/14	9,793
USD	1,160,000	BRL	2,650,136	Citibank, N.A.	5/5/14	1,935
USD	9,306,534	BRL	21,720,520	Citibank, N.A.	5/5/14	(184,966)
CNY	47,863,185	USD	7,801,152	Citibank, N.A.	6/26/14	(83,339)

Total						$(122,387)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Credit default swap as of March 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
10.38%	USD-BBA LIBOR	Deutsche Bank AG	4/30/24	Buy	TRY	2,340	$23,753

Total							$23,753

Interest rate swaps as of March 31, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,090(a)	$(373,731)
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(a)	(19,964)
2.85%	HUF-BUBOR-Reuters	JPMorgan Chase Bank, N.A.	3/17/16	HUF	630,000(a)	(16,792)
5.27%	HUF-BUBOR-Reuters	JPMorgan Chase Bank, N.A.	3/17/24	HUF	154,000(b)	25,503
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(34,742)
7.01%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	6/17/18	INR	285,000(a)	(276,861)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	(27,410)
4.01%	MXN-TIIE-Banxico	Citibank, N.A.	2/9/15	MXN	44,660(b)	(23,952)
3.79%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(12,209)
3.80%	MXN-TIIE-Banxico	Deutsche Bank AG	3/18/16	MXN	50,160(a)	(729)
5.27%	MXN-TIIE-Banxico	Citibank, N.A.	5/5/23	MXN	12,360(a)	(86,945)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	11,950(a)	(84,058)
3.77%	MXN-TIIE-Banxico	Citibank, N.A.	1/23/24	MXN	9,482(b)	(21,101)

Total						$(952,991)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Total return swaps as of March 31, 2014:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	$81,489
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	82,446
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	374,932
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	112,490
7.35%	Russian Federal Bond - OFZ	Citigroup Global Markets, Inc.	1/20/16	RUB	10,780(a)	308,707

Total (Cost $1,245,224)						$960,064

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Abbreviations used are defined below:

BBA LIBOR - British Bankers’ Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	71.06%
Energy	6.69%
Financials	0.48%
Other*	21.77%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 94.03%
Australia — 0.96%
$ 200,000	JBS Investments GmbH, 7.25%, 4/3/24	$200,000

Bermuda — 1.83%
200,000	Digicel Group Ltd., 7.13%, 4/1/22	202,102
200,000	Qtel International Finance Ltd., 3.88%, 1/31/28	182,000

		384,102

Brazil — 3.31%
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	203,000
200,000	OI SA, 5.75%, 2/10/22	192,541
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	297,380

		692,921

British Virgin Islands — 3.72%
400,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	361,634
200,000	FPC Finance Ltd., 6.00%, 6/28/19	212,500
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	205,205

		779,339

Bulgaria — 1.38%
200,000(a)	Vivacom, 6.63%, 11/15/18	288,020

Canada — 2.05%
200,000	Pacific Rubiales Energy Corp., 5.38%, 1/26/19	207,710
200,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	221,258

		428,968

Cayman Islands — 17.36%
200,000	ADCB Finance Cayman Ltd., 4.50%, 3/6/23	200,760
200,000	Braskem Finance Ltd., 5.75%, 4/15/21	200,500
200,000	Comcel Trust, 6.88%, 2/6/24	210,500
200,000	Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	186,000
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	215,189
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	265,000
136,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(b)	143,888
380,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(b)	408,500
200,000	Longfor Properties Co. Ltd., 6.75%, 1/29/23	180,000
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(b)	214,500
100,000	Marfrig Overseas Ltd., 9.50%, 5/4/20	100,900
200,000	MCE Finance Ltd., 5.00%, 2/15/21	200,000
500,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	488,890
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	225,000
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	189,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 200,000	Sukuk Funding No. 3 Ltd., 4.35%, 12/3/18	$205,250

		3,634,377

Chile — 3.79%
200,000	AES Gener SA, 5.25%, 8/15/21	208,503
200,000	Banco de Credito e Inversiones, 4.00%, 2/11/23	194,308
200,000	Cencosud SA, 4.88%, 1/20/23	193,268
200,000	Corpbanca SA, 3.13%, 1/15/18	196,433

		792,512

Columbia — 6.24%
200,000	Banco de Bogota SA, 5.38%, 2/19/23	200,891
87,000	Bancolombia SA, 5.13%, 9/11/22	85,439
100,000	Ecopetrol SA, 5.88%, 9/18/23	109,760
238,000	Ecopetrol SA, 7.38%, 9/18/43	273,633
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	321,375
200,000,000(c)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	106,430
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	209,425

		1,306,953

Guernsey — 0.93%
187,719	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	195,228

India — 3.83%
200,000	ICICI Bank Ltd., 4.80%, 5/22/19	207,620
200,000	ICICI Bank Ltd., 5.75%, 11/16/20	213,303
200,000	Indian Railway Finance Corp. Ltd., 3.92%, 2/26/19	200,831
200,000	ONGC Videsh Ltd., 3.75%, 5/7/23	179,784

		801,538

Indonesia — 0.77%
200,000	Perusahaan Listrik Negara PT, 5.25%, 10/24/42	161,568

Ireland — 0.85%
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	178,500

Isle of Man — 1.32%
250,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	275,625

Israel — 2.09%
400,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	438,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Jersey Channel Island — 0.90%
$ 200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	$188,500

Luxembourg — 7.49%
200,000	Altice Financing SA, 7.88%, 12/15/19	218,250
200,000	CSN Resources SA, 6.50%, 7/21/20	204,500
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	196,000
150,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	154,605
200,000	Millicom International Cellular SA, 6.63%, 10/15/21	210,780
200,000	Puma International Financing SA, 6.75%, 2/1/21	202,334
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(b)	193,500
200,000	Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22	188,000

		1,567,969

Mexico — 8.98%
200,000	Alfa SAB de CV, 6.88%, 3/25/44	206,000
200,000(a)	America Movil SAB de CV, 5.13%, 9/6/73(b)	286,759
2,060,000(c)	America Movil SAB de CV, 6.45%, 12/5/22	146,870
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 1/30/24(b)	206,458
250,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	275,034
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	112,080
200,000	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	197,500
100,000	Petroleos Mexicanos, 4.88%, 1/24/22	104,789
250,000	Petroleos Mexicanos, 6.38%, 1/23/45	270,579
600,000(c)	Petroleos Mexicanos, 7.65%, 11/24/21	47,604
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(d)	25,898

		1,879,571

Netherlands — 5.13%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	398,000
200,000	Listrindo Capital BV, 6.95%, 2/21/19	212,000
132,000	Petrobras Global Finance BV, 2.59%, 3/17/17(b)	132,970
100,000	Petrobras Global Finance BV, 4.38%, 5/20/23	91,625
180,000	Petrobras Global Finance BV, 6.25%, 3/17/24	185,081
53,000	Petrobras Global Finance BV, 7.25%, 3/17/44	54,526

		1,074,202

Paraguay — 1.01%
200,000	Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	210,750

Peru — 3.52%
83,000	Banco de Credito del Peru, 6.13%, 4/24/27(b)	86,112
100,000	Banco de Credito del Peru/Panama, 6.13%, 4/24/27(b)	103,750
236,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	254,290
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	185,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$114,000	Volcan Cia Minera SAA, 5.38%, 2/2/22	$108,133

		737,785

Philippines — 0.96%
200,000	SM Investments Corp., 4.25%, 10/17/19	200,000

Qatar — 2.44%
213,060	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	229,572
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	281,400

		510,972

Singapore — 0.95%
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(b)	198,920

South Korea — 0.97%
200,000	Korea Gas Corp., 3.88%, 2/12/24	203,307

Sweden — 1.14%
200,000	Eileme 2 AB, 11.63%, 1/31/20	238,000

Turkey — 2.78%
200,000	Turkiye Garanti Bankasi AS, 5.25%, 9/13/22	192,000
200,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	201,760
200,000	Turkiye Is Bankasi, 6.00%, 10/24/22	188,000

		581,760

United Arab Emirates — 3.27%
450,000	DP World Ltd., 6.85%, 7/2/37	489,960
200,000	Emirates Airline, 4.50%, 2/6/25	193,520

		683,480

United Kingdom — 1.08%
200,000	Vedanta Resources Plc, 9.50%, 7/18/18	226,544

United States — 2.13%
240,000	Cemex Finance LLC, 9.38%, 10/12/22	282,000
150,000	Southern Copper Corp., 7.50%, 7/27/35	164,833

		446,833

Venezuela — 0.85%
235,000	Petroleos de Venezuela SA, 5.25%, 4/12/17	178,600

Total Corporate Bonds		19,685,344

(Cost $19,558,251)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
Investment Company — 6.93%
1,451,689	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$1,451,689

Total Investment Company		1,451,689

(Cost $1,451,689)

Contracts
Call Options Purchased — 0.07%
21	Ten Year U.S. Treasury Notes, Strike Price USD 124.00, Expires 5/23/14	13,781

Total Call Options Purchased		13,781

(Cost $14,437)

Total Investments		$21,150,814
(Cost 21,024,377)(e) — 101.03%

Liabilities in excess of other assets — (1.03)%		(215,891)

NET ASSETS — 100.00%		$20,934,923

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of March 31, 2014:

Contracts	Call Options	Value
(21)	Ten Year U.S. Treasury Notes, Strike Price USD 125.50, Expires 5/23/14	$(4,594)

Total (Premiums received $(5,250))		$(4,594)

Financial futures contracts as of March 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	17	June, 2015	$3,772	USD	4,226,360	Citigroup Global Markets, Inc.
90-Day Euro Dollar	8	December, 2015	500	USD	1,977,400	Citigroup Global Markets, Inc.

Total			$4,272

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2014 (Unaudited)

Foreign currency exchange contracts as of March 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	2,541,460	USD	192,652	Citibank, N.A.	4/2/14	$1,984
USD	189,933	MXN	2,541,460	Citibank, N.A.	4/2/14	(4,703)
USD	861,911	EUR	628,000	Citibank, N.A.	4/3/14	(3,252)
USD	192,178	MXN	2,541,460	Citibank, N.A.	5/5/14	(1,960)
USD	100,330	COP	205,000,000	Citibank, N.A.	5/5/14	(3,385)

Total						$(11,316)

Credit default swaps as of March 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	Barclays Plc	6/20/19	Buy	USD	400	$(2,237)
1.00%	Russian Foreign Bond - Eurobond	Barclays Plc	6/20/19	Buy	USD	173	9,342

Total (Premiums received $13,714)							$7,105

Abbreviations used are defined below:

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.82%
Energy	18.49%
Telecom Services	15.77%
Utilities	11.65%
Materials	8.41%
Consumer Staples	6.25%
Industrials	3.81%
Consumer Discretionary	2.83%
Other*	5.97%

100.00%

*	Includes cash, Investment Company, options, credit default swaps, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Bank Loans — 11.56%
Italy — 0.16%
250,000(a)	Seat Pagine Term Loan, 5.30%, 6/28/16(b)(c)	$53,901

United States — 11.40%
$ 320,000	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	321,600
300,000	CBS Outdoor Americas Capital LLC, 3.00%, 6/3/20(b)	298,689
110,000(a)	Darling International, Inc. Term B EUR Loan, 3.50%, 12/19/20(b)	151,786
370,000	Dunkin Brands Group, Inc. Term Loan B, 3.25%, 2/7/21(b)	366,996
200,000	La Quinta Intermediate Holdings LLC, 0.00%, 2/24/21(b)	199,876
410,000	Pharmedium 2nd Lien Term Loan, 7.75%, 1/23/22(b)	414,613
150,000	Ranpak Corp. 2nd Lien Term Loan, 8.50%, 4/23/20(b)	153,000
120,000	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	119,465
195,936	Sensus USA, Inc. 1st Lien Term Loan, 4.75%, 5/9/17(b)	196,060
345,000	Southwire Co. LLC Term Loan B, 3.25%, 2/22/21(b)	344,138
249,375	Springer Science & Business Media GmbH, 5.00%, 8/14/20(b)	249,562
39,474	W.R. Grace & Co. Delayed Draw Term Loan, 0.00%, 1/23/21(b)	39,358
110,526	W.R. Grace & Co. Senior Secured Term Loan, 3.00%, 1/23/21(b)	110,204
240,000	Waddington Group (The) 1st Lien Term Loan, 0.00%, 6/7/20(b)	240,300
121,590(a)	Ziggo BV Term Loan B1, 0.00%, 1/15/22(b)	166,581
78,330(a)	Ziggo BV Term Loan B2, 0.00%, 1/15/22(b)	107,314
128,940(a)	Ziggo BV Term Loan B3, 0.00%, 1/15/22(b)	176,651
91,140(a)	Ziggo BV Term Loan B4, 0.00%, 1/15/22(b)	124,864

		3,781,057

Total Bank Loans (Cost $3,887,729)		3,834,958

Corporate Bonds — 80.23%
Australia — 0.44%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(d)	145,275

Barbados — 3.14%
390,000	Columbus International, Inc., 7.38%, 3/30/21(d)	390,000
610,000	Columbus International, Inc., 11.50%, 11/20/14	651,175

		1,041,175

Bermuda — 4.34%
200,000	Digicel Group Ltd., 7.13%, 4/1/22(d)	202,102
200,000	Digicel Ltd., 6.00%, 4/15/21	205,000
450,000	Digicel Ltd., 7.00%, 2/15/20(d)	469,832
400,000	Digicel Ltd., 8.25%, 9/1/17(d)	417,000
140,000	Digicel Ltd., 8.25%, 9/1/17	145,950

		1,439,884

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
British Virgin Islands — 0.52%
$ 200,000	Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/7/20(d)	$172,500

Canada — 2.05%
240,000(e)	Great Canadian Gaming Corp., 6.63%, 7/25/22(d)	230,122
319,000	Mood Media Corp., 9.25%, 10/15/20(d)	304,645
143,000	Videotron Ltd., 5.38%, 6/15/24(d)	143,715

		678,482

Cayman Islands — 2.63%
240,000(f)	Brakes Capital, 7.13%, 12/15/18	411,116
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	296,196
150,000	UPCB Finance V Ltd., 7.25%, 11/15/21(d)	165,000

		872,312

Croatia (Hrvatska) — 0.91%
209,000(a)	Agrokor DD, 10.00%, 12/7/16	303,421

Denmark — 0.84%
260,000	Welltec A/S, 8.00%, 2/1/19(d)	277,283

France — 0.63%
200,000	Credit Agricole SA, 7.88%, 1/29/49(b)	210,500

Ireland — 0.92%
200,000(a)	Eircom Finance Ltd., 9.25%, 5/15/20	305,151

Luxembourg — 9.08%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(d)	432,000
100,000(a)	Albea Beauty Holdings SA, 8.75%, 11/1/19	152,287
200,000	Altice Financing SA, 6.50%, 1/15/22(d)	211,000
200,000	Altice Financing SA, 7.88%, 12/15/19(d)	218,250
280,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	290,500
100,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22(d)	103,750
240,000(g)	Mobile Challenger Intermediate Group SA, 8.75% cash or 9.50% payment-in-kind interest, 3/15/19(h)	280,980
150,000	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(d)	156,937
110,000(a)	Ontex IV SA, 9.00%, 4/15/19	164,423
60,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	88,859
410,000	Wind Acquisition Finance SA, 7.25%, 2/15/18(d)	432,550
330,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	482,495

		3,014,031

Mexico — 0.10%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(c)	32,228

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Netherlands — 5.41%
$ 670,000	InterGen NV, 7.00%, 6/30/23(d)	$700,150
400,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(d)	427,000
290,000(g)	UPC Holding BV, 6.75%, 3/15/23	359,199
210,000(a)	Ziggo Bond Co. BV, 8.00%, 5/15/18	307,390

		1,793,739

Spain — 1.20%
100,000(a)	Banco Santander SA, 6.25%, 3/12/19(b)	135,010
180,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	264,717

		399,727

Switzerland — 1.08%
200,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	217,250
100,000(a)	UBS AG, 4.75%, 2/12/26(b)	140,865

		358,115

United Kingdom — 5.53%
140,000	CEVA Group Plc, 7.00%, 3/1/21(d)	142,450
100,000(f)	Co-operative Group Holdings 2011, 6.88%, 7/8/20(i)	172,132
110,000(f)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	194,388
350,000	LBG Capital No. 1 Plc, 7.88%, 11/1/20	384,125
200,000(f)	Moto Finance Plc, 10.25%, 3/15/17	358,435
100,000(f)	Pendragon Plc, 6.88%, 5/1/20	177,550
120,000(f)	Phosphorus Holdco Plc, 10.00% cash or 10.75% payment-in-kind interest, 4/1/19(h)	191,054
200,000	Royal Bank of Scotland Group Plc, 6.99%, 10/29/49(b)(d)	215,000

		1,835,134

United States — 41.41%
320,000	AMC Entertainment, Inc., 5.88%, 2/15/22(d)	325,600
200,000	Audatex North America, Inc., 6.00%, 6/15/21(d)	213,500
70,000	Audatex North America, Inc., 6.13%, 11/1/23(d)	74,463
292,000	BakerCorp International, Inc., 8.25%, 6/1/19	302,950
200,000(a)	Belden, Inc., 5.50%, 4/15/23	282,203
220,000	BI-LO LLC/BI-LO Finance Corp., 8.63% cash or 9.38% payment-in-kind interest, 9/15/18(d)(h)	227,975
461,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(d)	505,371
230,000	Blackboard, Inc., 7.75%, 11/15/19(d)	240,925
200,000	Burger King Corp., 9.88%, 10/15/18	218,250
200,000	CBRE Services, Inc., 5.00%, 3/15/23	200,250
150,000	CEC Entertainment, Inc., 8.00%, 2/15/22(d)	155,250
290,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(d)	303,050
181,000	Chaparral Energy, Inc., 7.63%, 11/15/22	195,932
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	102,375
270,000	Cinemark USA, Inc., 4.88%, 6/1/23	259,538

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 270,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	$293,625
275,000	Emergency Medical Services Corp., 8.13%, 6/1/19	293,906
420,000	Epicor Software Corp., 8.63%, 5/1/19	459,375
210,000	First Quality Finance Co., Inc., 4.63%, 5/15/21(d)	204,225
652,000	Geo Group, Inc. (The), 5.13%, 4/1/23	638,960
100,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(d)	87,250
80,000	HCA Holdings, Inc., 6.25%, 2/15/21	85,640
210,000	HCA, Inc., 5.88%, 5/1/23	216,038
100,000(a)	Infor US, Inc., 10.00%, 4/1/19	154,642
160,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(d)	168,000
90,000	Level 3 Financing, Inc., 6.13%, 1/15/21(d)	94,950
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	227,587
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	406,075
200,000(f)	Lynx I Corp., 6.00%, 4/15/21	351,766
200,000(f)	Lynx II Corp., 7.00%, 4/15/23	358,435
70,000	MPH Acquisition Holdings LLC, 6.63%, 4/1/22(d)	71,837
354,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(d)	377,010
160,000	NCR Escrow Corp., 5.88%, 12/15/21(d)	168,400
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	284,253
479,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(d)	496,963
135,000	PDC Energy, Inc., 7.75%, 10/15/22	147,825
192,000	Physio-Control International, Inc., 9.88%, 1/15/19(d)	215,520
150,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	161,625
90,000	Regal Entertainment Group, 5.75%, 3/15/22	92,700
300,000	Rosetta Resources, Inc., 5.63%, 5/1/21	306,750
110,000	Rosetta Resources, Inc., 5.88%, 6/1/22	112,475
187,000	Sabre, Inc., 8.50%, 5/15/19(d)	206,635
160,000	Sinclair Television Group, Inc., 6.38%, 11/1/21	166,400
110,000	Spectrum Brands, Inc., 6.38%, 11/15/20	119,075
140,000	Spectrum Brands, Inc., 6.63%, 11/15/22	152,425
130,000	Sprint Corp., 7.13%, 6/15/24(d)	136,500
140,000	Sprint Corp., 7.25%, 9/15/21(d)	152,600
155,000	Sprint Corp., 7.88%, 9/15/23(d)	170,500
150,000	Sprint Nextel Corp., 6.00%, 11/15/22	152,813
340,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(d)	335,750
50,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	49,375
70,000	Tenet Healthcare Corp., 4.38%, 10/1/21	67,550
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	142,025
70,000	Tenet Healthcare Corp., 8.13%, 4/1/22	78,225
160,000	T-Mobile USA, Inc., 6.46%, 4/28/19	171,200
210,000	Toys R Us, Inc., 7.38%, 10/15/18	168,000
370,000	TW Telecom Holdings, Inc., 6.38%, 9/1/23	395,900
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	144,300
320,000	Vertellus Specialties, Inc., 9.38%, 10/1/15(d)	322,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
252,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	$363,660
$ 160,000	WMG Acquisition Corp., 6.75%, 4/15/22(d)	160,400

		13,739,197

Total Corporate Bonds		26,618,154

(Cost $25,615,688)

Shares
Common Stocks — 0.33%
United States — 0.33%
3,110	ADT Corp. (The)	93,145
13	CEVA Holdings LLC*	16,665

Total Common Stocks		109,810

(Cost $132,403)

Warrants/Rights — 0.00%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*(j)	0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 9.42%
3,125,850	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	3,125,850

Total Investment Company		3,125,850

(Cost $3,125,850)

Preferred Stock — 0.47%
United States — 0.47%
121	CEVA Holdings LLC, Series A-2*	154,756

Total Preferred Stock		154,756

(Cost $103,184)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Contracts	Value
Put Options Purchased — 0.05%
9 S & P 500 Index, Strike Price USD 1,820, Expires 5/17/14	$15,930

Total Put Options Purchased	15,930

(Cost $34,470)

Total Investments	$33,859,458
(Cost 32,899,324)(k) — 102.06%

Liabilities in excess of other assets — (2.06)%	(683,806)

NET ASSETS — 100.00%	$33,175,652

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Canadian Dollars.
(f)	Principal amount denoted in British Pounds.
(g)	Principal amount denoted in Swiss Francs.
(h)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(k)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Foreign currency exchange contracts as of March 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	224,972	CAD	247,050	Citibank, N.A.	4/3/14	$1,514
USD	41,175	CHF	36,000	Citibank, N.A.	4/3/14	452
USD	612,216	CHF	545,000	Citibank, N.A.	4/3/14	(4,279)
USD	208,086	EUR	150,000	Citibank, N.A.	4/3/14	1,439
USD	138,877	EUR	100,000	Citibank, N.A.	4/3/14	1,112
USD	103,916	EUR	75,000	Citibank, N.A.	4/3/14	593
USD	54,872	EUR	40,000	Citibank, N.A.	4/3/14	(234)
USD	3,500,311	EUR	2,550,000	Citibank, N.A.	4/3/14	(12,691)
USD	2,585,051	GBP	1,550,000	Citibank, N.A.	4/3/14	1,042
USD	50,052	GBP	30,000	Citibank, N.A.	4/3/14	38
USD	39,878	GBP	24,000	Citibank, N.A.	4/3/14	(133)

Total						$(11,147)

Put options written as of March 31, 2014:

Contracts	Put Options	Value
(9)	S & P 500 Index, Strike Price USD 1,720, Expires 5/17/14	$(5,157)

Total (Premiums received $(14,400))		$(5,157)

Financial futures contracts as of March 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	12	December, 2015	$676	USD	2,966,026	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	4	June, 2014	3,397	USD	497,397	Citigroup Global Markets, Inc.

Total			$4,073

Credit default swaps as of March 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ArcelorMittal SA	Barclays Plc	6/20/19	Buy	EUR	70	$7,532
1.00%	ArcelorMittal SA	Morgan Stanley Capital Services, Inc.	6/20/19	Buy	EUR	30	3,228
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	100	12,368
1.00%	Dell, Inc.	Citibank, N.A.	6/20/19	Buy	USD	48	5,936
1.00%	Dell, Inc.	Deutsche Bank AG	6/20/19	Buy	USD	24	2,968
5.00%	Frontier Communications Corp.	Deutsche Bank AG	6/20/19	Buy	USD	113	(11,954)
5.00%	Frontier Communications Corp.	Deutsche Bank AG	6/20/19	Buy	USD	57	(6,030)
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	350	2,805

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	iTraxx Europe Cross-over, Series 21	BNP Paribas SA	6/20/19	Buy	EUR	205	$(23,171)
5.00%	iTraxx Europe Cross-over, Series 21	Citigroup Global Markets, Inc.	6/20/19	Buy	EUR	100	(13,820)
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	97	47,604
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	50	24,538

Total (Premiums received $16,411)							$52,004

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	29.94%
Financials	19.60%
Consumer Staples	14.00%
Consumer Discretionary	12.07%
Industrials	4.28%
Information Technology	3.95%
Energy	3.44%
Utilities	3.40%
Materials	1.93%
Other*	7.39%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, futures, Investment Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 91.92%
Australia — 4.85%
200,000(a)	Beach Energy Ltd., 3.95%, 4/3/17	$209,593
100,000(a)	CFS Retail Property Trust Group, 5.75%, 7/4/16	96,682
$ 200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	241,250
200,000	Paladin Energy Ltd., 3.63%, 11/4/15	181,000
250,000(a)	Western Areas NL, 6.40%, 7/2/15	232,720

		961,245

Austria — 2.38%
300,000(b)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	471,675

Bermuda — 5.53%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	250,500
2,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	297,523
400,000	Seadrill Ltd., 3.38%, 10/27/17	547,000

		1,095,023

British Virgin Islands — 4.25%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	298,125
2,000,000(d)	Logo Star Ltd., 1.50%, 11/22/18	277,509
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	266,200

		841,834

Cayman Islands — 5.15%
500,000	Agile Property Holdings Ltd., 4.00%, 4/28/16	499,250
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(e)	197,500
1,000,000(d)	China Overseas Grand Oceans Finance Cayman Ltd., 2.00%, 3/21/17(f)	130,213
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18(g)	99,088
100,000	Sina Corp./China, 1.00%, 12/1/18(g)	95,063

		1,021,114

France — 2.70%
7,400	Air France-KLM, 2.03%, 2/15/23	125,292
10,200	Air France-KLM, 4.97%, 4/1/15	181,975
5,000	Faurecia, 3.25%, 1/1/18	228,278

		535,545

Germany — 0.98%
200,000(b)	TUI AG, 2.75%, 3/24/16	194,084

Hungary — 1.42%
200,000(b)	Magyar Nemzeti Vagyonkezelo Zrt, 3.38%, 4/2/19	282,006

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Japan — 3.71%
20,000,000(a)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(e)	$206,365
2,000,000(a)	Nagano Bank Ltd. (The), 0.99%, 4/30/21(e)	20,046
10,000,000(a)	SBI Holdings, Inc., 0.62%, 11/2/17(e)	106,719
10,000,000(a)	Takashimaya Co. Ltd., 0.42%, 12/11/20(e)	103,304
20,000,000(a)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(e)	198,372
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(e)	99,186

		733,992

Luxembourg — 2.20%
$ 400,000	Glencore Finance Europe SA, 5.00%, 12/31/14	436,200

Malaysia — 2.21%
300,000(h)	Indah Capital Ltd., 0.56%, 10/24/18(e)	232,232
200,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	206,000

		438,232

Netherlands — 4.74%
100,000(b)	ACS Actividades Finance 2 BV, 1.63%, 3/27/19	140,245
200,000	Lukoil International Finance BV, 2.63%, 6/16/15	202,900
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	291,563
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	303,750

		938,458

Norway — 2.35%
300,000(b)	Marine Harvest ASA, 2.38%, 5/8/18	464,959

Singapore — 3.01%
250,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	181,602
200,000	Olam International Ltd., 6.00%, 10/15/16	215,000
250,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	199,986

		596,588

South Korea — 0.61%
100,000	SK Hynix, Inc., 2.65%, 5/14/15	119,850

Spain — 1.72%
100,000(b)	Caja de Ahorros y Pensiones de Barcelona, 1.00%, 11/25/17	157,053
100,000(b)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	184,606

		341,659

Sweden — 0.90%
100,000(b)	Industrivarden AB, 2.50%, 2/27/15	178,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Switzerland — 0.74%
125,000(a)	Schindler Holding AG, 0.38%, 6/5/17	$146,188

Taiwan — 3.89%
$200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(e)	232,500
200,000	Asia Cement Corp., 0.00%, 5/13/18(e)	201,250
200,000	Pegatron Corp., 6.59%, 2/6/17(e)	242,750
100,000	United Microelectronics Corp., 3.12%, 5/24/16(e)	93,625

		770,125

United Arab Emirates — 1.70%
200,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	336,148

United Kingdom — 1.07%
100,000(a)	Tui Travel Plc, 4.90%, 4/27/17	211,227

United States — 34.59%
70,000	Akamai Technologies, Inc., 0.20%, 2/15/19(e)(g)	69,300
90,000	American Realty Capital Properties, Inc., 3.75%, 12/15/20	97,875
105,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	115,041
105,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	116,550
50,000	Cardtronics, Inc., 1.00%, 12/1/20(g)	48,813
430,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	405,006
770,000	Intel Corp., 3.25%, 8/1/39	1,076,556
155,000	Jarden Corp., 1.13%, 3/15/34(g)	153,934
660,000	Liberty Interactive LLC, 0.75%, 3/30/43(g)	817,988
145,000	Liberty Interactive LLC, 1.00%, 9/30/43(g)	152,069
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	264,688
130,000	Liberty Media Corp., 1.38%, 10/15/23(g)	121,956
500,000	Medivation, Inc., 2.63%, 4/1/17	712,813
50,000	National Health Investors, Inc., 3.25%, 4/1/21	49,563
230,000	NVIDIA Corp., 1.00%, 12/1/18(g)	251,706
300,000	priceline.com, Inc., 1.00%, 3/15/18	424,688
250,000	SanDisk Corp., 1.50%, 8/15/17	411,094
70,000	Tesla Motors, Inc., 0.25%, 3/1/19	64,444
120,000	Tesla Motors, Inc., 1.25%, 3/1/21	108,600
400,000	VeriSign, Inc., 3.25%, 8/15/37	659,500
500,000	Wellpoint, Inc., 2.75%, 10/15/42	730,938

		6,853,122

Vietnam — 1.22%
200,000	Vingroup JSC, 5.00%, 4/3/17	242,500

Total Corporate Bonds		18,209,974

(Cost $16,847,136)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 0.80%
Portugal — 0.80%
100,000(b)	Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17	$157,397

Total Foreign Government Bonds		157,397

(Cost $158,326)

Shares
Preferred Stock — 2.55%
France — 2.55%
1,757	Credit Agricole SA	188,633
15,000	Etablissements Maurel et Prom	316,586

Total Preferred Stock		505,219

(Cost $502,104)

Common Stocks — 1.00%
Germany — 1.00%
5,350	Deutsche Post AG	198,781

Total Common Stocks		198,781

(Cost $201,171)

Investment Company — 4.19%
829,534	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	829,534

Total Investment Company		829,534

(Cost $829,534)

Total Investments		$19,900,905
(Cost 18,538,271)(i) — 100.46%

Liabilities in excess of other assets — (0.46)%		(90,540)

NET ASSETS — 100.00%		$19,810,365

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2014 (Unaudited)

institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(h)	Principal amount denoted in Singapore Dollars.
(i)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	18,000	USD	24,713	Citibank, N.A.	4/3/14	$84
JPY	800,000	USD	7,817	Citibank, N.A.	4/3/14	(66)
USD	97,034	AUD	105,000	Citibank, N.A.	4/3/14	(324)
USD	773,978	AUD	860,000	Citibank, N.A.	4/3/14	(23,425)
USD	143,813	CHF	128,000	Citibank, N.A.	4/3/14	(978)
USD	275,661	EUR	200,000	Citibank, N.A.	4/3/14	132
USD	52,213	EUR	38,000	Citibank, N.A.	4/3/14	(137)
USD	3,225,775	EUR	2,350,000	Citibank, N.A.	4/3/14	(11,698)
USD	212,725	GBP	128,000	Citibank, N.A.	4/3/14	(664)
USD	270,793	HKD	2,100,000	Citibank, N.A.	4/3/14	50
USD	130,574	HKD	1,013,000	Citibank, N.A.	4/3/14	(28)
USD	529,636	JPY	54,300,000	Citibank, N.A.	4/3/14	3,541
USD	1,157,303	SGD	1,460,000	Citibank, N.A.	4/3/14	(3,364)

Total						$(36,877)

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2014 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	17.10%
Consumer Staples	14.42%
Telecom Services	13.84%
Industrials	12.52%
Information Technology	11.38%
Energy	9.70%
Consumer Discretionary	9.46%
Materials	7.06%
Foreign Government Bonds	0.79%
Other*	3.73%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

March 31, 2014 (Unaudited)

Principal Amount		Value

Corporate Bonds — 39.85%

Australia — 1.26%
2,050,000(a)	Origin Energy Finance Ltd., 3.50%, 10/4/21	$2,965,407
1,900,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	2,959,085

		5,924,492

Belgium — 1.50%
5,100,000(a)	BNP Paribas Fortis SA, 4.63%, 10/29/49(b)	7,096,312

Bermuda — 0.81%
$404,000	Weatherford International Ltd., 6.50%, 8/1/36	452,420
2,886,000	Weatherford International Ltd., 6.75%, 9/15/40	3,370,261

		3,822,681

Cayman Islands — 0.47%
1,350,000(c)	Southern Water Services Finance Ltd., 4.50%, 3/31/38(b)	2,215,498

France — 5.20%
3,085,000(c)	AXA SA, 5.63%, 1/16/54(b)	5,122,073
1,387,000	BNP Paribas SA, 5.19%, 6/29/49(b)(d)	1,414,740
1,657,000(a)	BPCE SA, 5.25%, 7/29/49(b)	2,298,757
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,945,424
1,350,000	Credit Agricole SA, 7.88%, 1/29/49(b)	1,420,875
2,100,000(a)	Electricite de France, 5.00%, 1/22/49(b)	2,994,338
900,000(a)	Natixis, 6.31%, 10/29/49(b)	1,351,482
2,700,000(c)	Orange SA, 5.88%, 2/28/49(b)	4,576,297
2,460,000	Societe Generale SA, 6.75%, 4/7/21(b)	3,431,400

		24,555,386

Germany — 1.61%
5,305,000(a)	Kabel Deutschland Vertrieb Und Service Gmbh, 6.50%, 6/29/18	7,619,081

Ireland — 1.47%
1,750,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	2,624,747
1,900,000(a)	Bank of Ireland, 3.25%, 1/15/19	2,707,081
1,100,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	1,587,405

		6,919,233

Italy — 1.67%
1,500,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	2,466,604
1,100,000(a)	Enel SpA, 6.50%, 1/10/74(b)	1,641,764
1,550,000(c)	Enel SpA, 6.63%, 9/15/76(b)	2,655,127
1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,122,800

		7,886,295

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Jersey Channel Island — 2.13%
500,000(c)	AA Bond Co. Ltd., 4.25%, 7/31/20	$838,626
1,500,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,615,938
1,500,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,798,227
$ 3,800,000	HBOS Capital Funding LP, 6.07%, 6/29/49(b)(d)	3,790,500

		10,043,291

Netherlands — 1.38%
1,200,000(a)	Telefonica Europe BV, 5.00%, 3/31/49(b)	1,643,269
1,200,000(a)	Telefonica Europe BV, 5.88%, 3/31/49(b)	1,650,709
2,200,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	3,231,639

		6,525,617

New Zealand — 0.35%
928,000(c)	Chorus Ltd., 6.75%, 4/6/20	1,654,607

Portugal — 0.80%
2,600,000(a)	Banco Espirito Santo SA, 7.13%, 11/28/23(b)	3,761,004

Spain — 2.74%
5,500,000(a)	AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25	7,645,609
2,200,000(a)	Banco Mare Nostrum SA, 3.13%, 1/21/19	3,137,822
1,500,000(a)	Bankia SA, 3.50%, 1/17/19	2,123,092

		12,906,523

Switzerland — 2.58%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	4,034,796
2,150,000	Credit Suisse Group AG, 7.50%, 12/11/49(b)(d)	2,335,438
3,750,000	UBS AG, 4.75%, 5/22/23(b)	3,808,125
1,400,000(a)	UBS AG, 4.75%, 2/12/26(b)	1,972,116

		12,150,475

United Kingdom — 7.41%
2,952,000(a)	Barclays Plc, 8.00%, 12/15/49(b)	4,249,852
2,900,000(c)	British Telecommunications Plc, 8.50%, 12/7/16	5,652,059
700,000(c)	GKN Holdings Plc, 5.38%, 9/19/22	1,272,554
2,448,000(c)	GKN Holdings Plc, 6.75%, 10/28/19	4,759,917
2,250,000	HSBC Holdings Plc, 5.25%, 3/14/44	2,267,460
2,095,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	4,397,979
1,490,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,614,274
2,000,000(a)	Lloyds TSB Bank Plc, 11.88%, 12/16/21(b)	3,457,919
1,000,000(c)	Scottish Widows Plc, 5.50%, 6/16/23	1,701,182
2,100,000(c)	SSE Plc, 5.45%, 9/29/49(b)	3,608,297

		34,981,493

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
United States — 8.47%
$2,200,000	Best Buy Co., Inc., 5.50%, 3/15/21	$2,205,500
2,400,000	Buckeye Partners LP, 5.85%, 11/15/43	2,573,669
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,716,195
2,000,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,979,078
3,750,000(c)	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 11/18/33	6,144,478
898,000(a)	GE Capital Trust II, 5.50%, 9/15/67(b)	1,323,855
3,800,000	General Motors Co., 6.25%, 10/2/43(d)	4,113,500
2,600,000	Genworth Financial, Inc., 6.15%, 11/15/66(b)	2,401,750
4,500,000	Goldman Sachs Group, Inc. (The), 1.84%, 11/29/23(b)	4,600,589
2,112,000	Regions Financial Corp., 7.38%, 12/10/37	2,418,876
1,700,000	Sprint Corp., 7.13%, 6/15/24(d)	1,785,000
1,100,000	Sprint Corp., 7.25%, 9/15/21(d)	1,199,000
750,000	Sprint Corp., 7.88%, 9/15/23(d)	825,000
2,200,000(c)	Verizon Communications, Inc., 4.75%, 2/17/34	3,670,015

		39,956,505

Total Corporate Bonds		188,018,493

(Cost $176,656,866)

Foreign Government Bonds — 20.44%
Hungary — 1.85%
2,266,000(a)	Hungary Government International Bond, 5.75%, 6/11/18	3,446,369
3,431,000(a)	Hungary Government International Bond, 6.00%, 1/11/19	5,291,819

		8,738,188

Iceland — 1.32%
5,760,000	Iceland Government International Bond, 5.88%, 5/11/22	6,242,400

Latvia — 1.46%
4,900,000(a)	Republic of Latvia, 2.63%, 1/21/21	6,863,506

Portugal — 3.71%
3,290,000(a)	Portugal Obrigacoes do Tesouro OT, 4.10%, 4/15/37(d)	4,213,223
1,350,000(a)	Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19(d)	2,020,025
7,250,000(a)	Portugal Obrigacoes do Tesouro OT, 5.65%, 2/15/24(d)	11,265,182

		17,498,430

Romania — 1.50%
4,803,000(a)	Romanian Government International Bond, 4.63%, 9/18/20	7,046,484

Slovak Republic — 0.87%
2,800,000(a)	Slovakia Government Bond, 3.63%, 1/16/29	4,114,731

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Slovenia — 5.48%
2,800,000(a)	Slovenia Government Bond, 4.13%, 1/26/20	$4,151,643
2,200,000(a)	Slovenia Government Bond, 4.38%, 1/18/21	3,293,768
11,952,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	18,414,010

		25,859,421

Spain — 4.25%
2,000,000(a)	Autonomous Community of Catalonia, 4.22%, 4/26/35	2,195,145
6,020,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	8,970,390
1,103,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	2,114,293
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,414,854
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,478,584
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,886,900

		20,060,166

Total Foreign Government Bonds		96,423,326

(Cost $84,461,716)

Shares
Investment Company — 38.30%
180,723,671	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	180,723,671

Total Investment Company		180,723,671

(Cost $180,723,671)

Total Investments		$465,165,490
(Cost $441,842,253)(e) — 98.59%

Other assets in excess of liabilities — 1.41%		6,664,847

NET ASSETS — 100.00%		$471,830,337

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Foreign currency exchange contracts as of March 31, 2014:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	10,000,000	USD	13,655,701	Citibank, N.A.	4/3/14	$120,780
EUR	16,500,000	USD	22,718,404	Citibank, N.A.	4/3/14	12,788
EUR	410,000	USD	570,505	Citibank, N.A.	4/3/14	(5,669)
EUR	1,000,000	USD	1,391,567	Citibank, N.A.	4/3/14	(13,919)
GBP	2,000,000	USD	3,300,798	Citibank, N.A.	4/3/14	33,408
GBP	2,500,000	USD	4,156,948	Citibank, N.A.	4/3/14	10,810
GBP	150,000	USD	248,590	Citibank, N.A.	4/3/14	1,475
USD	62,308,717	GBP	37,300,000	Citibank, N.A.	4/3/14	125,776
USD	9,730,791	EUR	7,000,000	Citibank, N.A.	4/3/14	87,254
USD	2,373,994	EUR	1,700,000	Citibank, N.A.	4/3/14	31,992
USD	2,499,959	EUR	1,800,000	Citibank, N.A.	4/3/14	20,192
USD	4,136,928	EUR	3,000,000	Citibank, N.A.	4/3/14	3,984
USD	1,379,563	EUR	1,000,000	Citibank, N.A.	4/3/14	1,915
USD	754,775	EUR	550,000	Citibank, N.A.	4/3/14	(2,931)
USD	954,846	GBP	575,000	Citibank, N.A.	4/3/14	(3,739)
USD	186,326,267	EUR	135,400,000	Citibank, N.A.	4/3/14	(207,279)
USD	5,700,000	NZD	6,574,106	Citibank, N.A.	4/30/14	8,700
USD	23,588,124	GBP	14,200,000	Citibank, N.A.	4/30/14	(80,119)
USD	11,400,000	ZAR	122,701,734	Citibank, N.A.	4/30/14	(201,355)
ZAR	121,325,184	USD	11,400,000	Citibank, N.A.	4/30/14	71,204

Total						$15,267

Financial futures contracts as of March 31, 2014:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Clearinghouse
Five Year Euro-Bobl	215	June, 2014	$(9,827)	EUR	37,141,438	Citigroup Global Markets
Five Year U.S. Treasury Bonds	9	June, 2014	6,609	USD	1,077,188	Citigroup Global Markets
90-Day Euro Dollar	963	December, 2015	168,062	USD	238,137,399	Citigroup Global Markets
Ten Year Euro-Bond	88	June, 2014	1,313	EUR	17,389,760	Citigroup Global Markets
Ten Year U.S. Treasury Bonds	154	June, 2014	219	USD	19,019,219	Citigroup Global Markets
Thirty Year Euro-Buxl	22	June, 2014	1,157	EUR	3,909,480	Citigroup Global Markets
Thirty Year U.S. Treasury Bonds	71	June, 2014	(175,094)	USD	10,082,188	Citigroup Global Markets
Twenty Year U.S. Treasury Bonds	101	June, 2014	(101,289)	USD	13,353,805	Citigroup Global Markets
Two Year U.S. Treasury Bonds	16	June, 2014	4,000	USD	3,517,000	Citigroup Global Markets

Total			$(104,850)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Interest rate swaps as of March 31, 2014:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)			Unrealized Appreciation (Depreciation)
2.02%	EUR-EURIBOR-Reuters	JPMorgan Chase Bank, N.A.	2/15/23	EUR	55,900	(a)	$(2,386,746)
2.87%	GBP-BBA LIBOR	JPMorgan Chase Bank, N.A.	3/19/24	GBP	8,950	(a)	47,826
3.32%	GBP-BBA LIBOR	JPMorgan Chase Bank, N.A.	12/18/33	GBP	3,060	(a)	(65,420)
3.39%	GBP-BBA LIBOR	JPMorgan Chase Bank, N.A.	3/19/34	GBP	2,500	(b)	(105,461)
2.32%	USD-BBA LIBOR	JPMorgan Chase Bank, N.A.	2/15/21	USD	17,300	(b)	58,153

Total							$(2,451,648)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on this swap.

Credit default swaps as of March 31, 2014:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Alstom SA	BNP Paribas SA	6/20/19	Buy	EUR	2,765	$173,765
1.00%	Anglo American Capital Plc	BNP Paribas SA	6/20/19	Buy	EUR	1,344	59,664
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/19	Sell	USD	2,300(a)	212,397
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	3/20/19	Sell	USD	1,917(a)	177,028
5.00%	Best Buy Co., Inc.	Citibank, N.A.	3/20/19	Sell	USD	383(a)	35,369
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	6/20/19	Buy	USD	3,484	(70,846)
1.00%	Boston Scientific Corp.	BNP Paribas SA	3/20/19	Buy	USD	4,500	(92,245)
5.00%	Chesapeake Energy Corp.	Barclays Bank Plc	6/20/18	Sell	USD	750(a)	110,946
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	4,775(a)	716,545
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,741(a)	261,258
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	6/20/19	Buy	USD	1,250	(12,610)
1.00%	Darden Restaurants, Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	4,818	208,006
1.00%	Darden Restaurants, Inc.	BNP Paribas SA	6/20/19	Buy	USD	1,602	69,153
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	619	46,615
5.00%	Fiat Finance North America, Inc.	Deutsche Bank AG	6/20/19	Buy	EUR	1,700	(249,197)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	6/20/19	Buy	EUR	5,700	283,313
1.00%	HJ Heinz Co.	Barclays Bank Plc	3/20/19	Buy	USD	93	924
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	4,132	62,626

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	2,096	$(57,811)
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	6/20/19	Buy	USD	746	(20,576)
1.00%	Ingersoll-Rand Co.	Barclays Bank Plc	6/20/19	Buy	USD	320	(8,828)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	3/20/19	Sell	USD	3,107(a)	478,809
5.00%	International Lease Finance Corp.	Deutsche Bank AG	3/20/19	Sell	USD	1,503(a)	231,622
5.00%	iTraxx Europe Cross-over, Series 20	JPMorgan Chase Bank, N.A.	6/20/19	Sell	EUR	10,000(a)	1,368,697
1.00%	iTraxx Europe Main, Series 21	JPMorgan Chase Bank, N.A.	6/20/19	Buy	EUR	36,203	(624,614)
1.00%	iTraxx Europe Main, Series 21	JPMorgan Chase Bank, N.A.	6/20/19	Buy	EUR	28,047	(483,897)
1.00%	Koninklijke KPN NV	BNP Paribas SA	6/20/19	Buy	EUR	309	4,065
1.00%	Lafarge SA	BNP Paribas SA	6/20/19	Buy	EUR	7,070	449,487
1.00%	Mattel, Inc.	Citibank, N.A.	6/20/19	Buy	USD	4,500	(90,662)
1.00%	Mexico Government International Bond	Barclays Bank Plc	6/20/19	Buy	USD	9,067	(61,490)
1.00%	Newell Rubbermaid, Inc.	Citibank, N.A.	6/20/19	Buy	USD	3,252	(59,334)
1.00%	Nordstrom, Inc.	BNP Paribas SA	6/20/19	Buy	USD	3,209	(65,861)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	990	(20,312)
1.00%	Packaging Corp. of America	BNP Paribas SA	6/20/19	Buy	USD	3,437	(71,366)
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	6/20/19	Buy	USD	4,035	24,835
1.00%	Renault SA	Citibank, N.A.	6/20/19	Buy	EUR	3,300	32,912
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	9/20/18	Sell	USD	700(a)	84,541
1.00%	Standard Chartered Bank Ltd.	Deutsche Bank AG	6/20/19	Buy	EUR	10,200	117,089
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	6/20/19	Buy	USD	2,323	(46,046)
1.00%	Stanley Black & Decker, Inc.	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	2,177	(43,154)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	6/20/19	Buy	USD	1,700	(50,961)
1.00%	United Utilities Group Plc	BNP Paribas SA	12/20/19	Buy	EUR	170	2,767
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,300(a)	25,199
1.00%	Weatherford International Ltd.	Barclays Bank Plc	6/20/18	Sell	USD	2,200(a)	24,104
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	19,405
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	6/20/18	Sell	USD	600(a)	6,578

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

March 31, 2014 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,560(a)	$(3,412)
1.00%	Weatherford International Ltd.	Morgan Stanley & Co.	3/20/19	Sell	USD	936(a)	(2,047)
1.00%	Weatherford International Ltd.	Citibank, N.A.	3/20/19	Sell	USD	312(a)	(682)

Total (Premiums received $3,417,062)							$3,151,768

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

NZD - New Zealand Dollar

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.46%
Foreign Government Bonds	20.44%
Telecom Services	8.82%
Utilities	3.65%
Consumer Discretionary	3.62%
Energy	1.98%
Consumer Staples	1.32%
Other*	39.71%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Assets:
Investments, at value (cost $195,876,741, $21,024,377, $32,899,324, $18,538,271 and $441,842,253, respectively)	$193,308,662	$21,150,814	$33,859,458	$19,900,905	$465,165,490
Total return swaps at value (cost $1,245,224, $0, $0, $0 and $0, respectively)	960,064	—	—	—	—
Cash	1,696,096	—	—	—	991,937
Cash pledged for financial futures contracts	127,870	32,911	24,086	—	4,204,731
Segregated cash for options contracts and swap contracts	460,000	—	305,932	—	11,344,838
Foreign currency, at value (cost $1,351,524, $303,450, $557,475, $24,831 and $0, respectively)	1,374,311	304,427	558,631	25,770	—
Credit default swaps at value (premiums paid $0, $12,882, $65,023, $0 and $5,329,706, respectively)	23,753	9,342	106,979	—	5,287,719
Interest and dividends receivable	2,864,004	309,027	563,304	119,616	5,426,971
Receivable for capital shares issued	671,657	—	100,000	—	722,754
Receivable for investments sold	8,031,813	1,587,833	303,686	4,435,690	6,911,965
Unrealized appreciation on futures contracts	—	4,272	4,073	—	181,360
Unrealized appreciation on interest rate swaps contracts	25,503	—	—	—	105,979
Unrealized appreciation on forward foreign exchange contracts	1,273,546	1,984	6,190	3,807	530,278
Prepaid expenses and other assets	23,927	23,910	24,293	1,449	39,731

Total Assets	210,841,206	23,424,520	35,856,632	24,487,237	500,913,753

Liabilities:
Cash overdraft	—	12,275	571,221	5,381	—
Payable to broker for foreign currency contracts	—	—	—	—	764,268
Payable for capital shares redeemed	917,097	—	2,262	123	478,957
Payable for investments purchased	8,916,927	2,403,981	1,975,273	4,591,636	21,379,113
Distributions payable	100,653	5,405	2,425	2	551,857
Written options, at value (Premiums received $0, $5,250, $14,400, $0 and $0)	—	4,594	5,157	—	—
Credit default swaps at value (premiums received $0, $(832), $48,612, $0 and $1,912,644, respectively)	—	2,237	54,975	—	2,135,951
Unrealized depreciation on forward foreign currency exchange contracts	1,395,933	13,300	17,337	40,684	515,011
Unrealized depreciation on interest rate swaps contracts	978,494	—	—	—	2,557,627
Unrealized depreciation on futures contracts	—	—	—	—	286,210
Foreign witholding tax payable	—	—	—	59	11,422
Accrued expenses and other payables:
Investment advisory fees	111,796	5,866	11,660	2,998	265,515
Accounting fees	8,248	6,877	6,970	6,870	10,296
Audit fees	19,370	19,370	20,866	19,019	23,595
Distribution fees	9	9	9	—	74
Transfer agent fees	14,064	—	—	621	54,762
Other	76,220	15,683	12,825	9,479	48,758

Total Liabilities	12,538,811	2,489,597	2,680,980	4,676,872	29,083,416

Net Assets	$198,302,395	$20,934,923	$33,175,652	$19,810,365	$471,830,337

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2014 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Net Assets Consist Of:
Capital	$210,201,786	$21,020,975	$31,945,435	$17,896,627	$449,564,600
Undistributed net investment income and distributions in excess of net investment income	(258,971)	14,501	158,726	(9,109)	1,620,050
Accumulated net realized gains (losses) from investment transactions, futures contracts, swap contracts, written options and foreign currency	(7,789,926)	(222,143)	72,990	593,915	(21,748)
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	(3,850,494)	121,590	998,501	1,328,932	20,667,435

Net Assets	$198,302,395	$20,934,923	$33,175,652	$19,810,365	$471,830,337

Net Assets:
Class A	$10,220	$10,321	$29,544	N/A	$1,368,396
Class I	198,292,175	20,924,602	33,146,108	$19,810,365	470,461,941

Total	$198,302,395	$20,934,923	$33,175,652	$19,810,365	$471,830,337

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,030	1,039	2,794	N/A	129,615
Class I	19,994,489	2,105,364	3,133,932	1,777,953	44,580,845

Total	19,995,519	2,106,403	3,136,726	1,777,953	44,710,460

Net Asset Values and Redemption Prices Per Share:
Class A	$9.92	$9.94 (a)	$10.57	N/A	$10.56

Class I	$9.92	$9.94	$10.58	$11.14	$10.55

Maximum Offering Prices Per Share:
Class A	$10.36	$10.38	$11.04	N/A	$11.03

Maximum Sales Charge - Class A	4.25%	4.25%	4.25%	N/A	4.25%

(a) Net Asset Value is calculated using unrounded Net Assets of $ 10,321.27 divided by the unrounded shares outstanding of 1,038.683.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2014 (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Investment Income:
Interest income	$4,603,440	$517,918	$974,099	$265,778	$7,557,119
Dividend income	52	2	806	7,663	522
Foreign tax withholding	(36,676)	—	—	(2,469)	(52,261)

Total Investment Income	4,566,816	517,920	974,905	270,972	7,505,380

Expenses:
Investment advisory fees	766,348	93,517	116,187	76,743	1,745,979
Distribution fees - Class A	9	9	9	—	96
Accounting fees	26,231	21,934	22,216	21,921	33,081
Audit fees	19,538	19,538	21,034	21,437	20,013
Custodian fees	76,305	12,020	7,602	7,481	40,127
Insurance fees	3,243	3,243	3,243	3,243	2,433
Legal fees	25,282	2,536	4,399	2,573	58,115
Registration and filing fees	16,914	11,881	11,894	14,424	3,533
Shareholder reports	4,442	394	491	344	18,417
Transfer agent fees	70,920	2,707	4,483	1,817	289,227
Offering costs	—	—	—	—	17,016
Trustees’ fees	2,260	234	366	230	5,137
Other fees	15,093	8,417	10,303	5,220	18,859

Total expenses before fee waiver/reimbursement	1,026,585	176,430	202,227	155,433	2,252,033
Expenses waived/reimbursed by:
Advisor	(68,638)	(63,216)	(55,046)	(59,503)	(40,352)

Net Expenses	957,947	113,214	147,181	95,930	2,211,681

Net Investment Income	3,608,869	404,706	827,724	175,042	5,293,699

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	(2,994,205)	(63,283)	339,429	772,798	12,234,402
Foreign currency transactions	(325,572)	(11,322)	(212,854)	(150,792)	(6,231,441)
Written options	—	7,046	—	—	—
Futures contracts	(59,404)	(3,471)	(17,256)	—	(4,053,840)
Swap agreements	(797)	(15,780)	(45,014)	—	(2,701,465)

Net realized gains (losses)	(3,379,978)	(86,810)	64,305	622,006	(752,344)

Net change in unrealized appreciation/(depreciation) on:
Investments	3,931,164	641,907	751,881	68,692	14,881,701
Foreign currency	(479,749)	528	217,205	91,118	5,244,351
Written options	—	890	9,243	—	—
Futures contracts	23,484	(11,074)	19,620	—	1,291,212
Swap contracts	(43,622)	(11,200)	44,427	—	(2,708,176)

Net unrealized gains (losses)	3,431,277	621,051	1,042,376	159,810	18,709,088

Change in net assets resulting from operations	$3,660,168	$938,947	$1,934,405	$956,858	$23,250,443

See notes to the financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Period Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,608,869	$4,896,871
Net realized losses from investments, foreign currency, futures contracts, written options and swap contracts transactions	(3,379,978)	(7,702,341)
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	3,431,277	(9,631,844)

Change in net assets resulting from operations	3,660,168	(12,437,314)

Distributions to Class A Shareholders:
From net investment income	(124)	—
From net realized gains	—	—
Distributions to Class I Shareholders:
From net investment income	(3,585,206)	(1,407,225)
From net realized gains	—	(2,397,176)
Return of capital	—	(3,527,048)

Change in net assets resulting from shareholder distributions	(3,585,330)	(7,331,449)

Capital Transactions:
Proceeds from shares issued	35,416,532	115,860,846
Distributions reinvested	2,976,221	6,153,471
Cost of shares redeemed	(26,046,897)	(38,460,514)

Change in net assets resulting from capital transactions	12,345,856	83,553,803

Net increase in net assets	12,420,694	63,785,040
Net Assets:
Beginning of period	185,881,701	122,096,661

End of period	$198,302,395	$185,881,701

Distributions in excess of net investment income	$(258,971)	$(282,510)

Share Transactions:
Issued	3,567,201	10,663,181
Reinvested	302,864	581,271
Redeemed	(2,616,165)	(3,725,617)

Change in shares resulting from capital transactions	1,253,900	7,518,835

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$404,706	$757,340
Net realized gains (losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	(86,810)	94,317
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	621,051	(1,205,969)

Change in net assets resulting from operations	938,947	(354,312)

Distributions to Class A Shareholders:
From net investment income	(128)	—
From net realized gains	—	—
Distributions to Class I Shareholders:
From net investment income	(391,950)	(767,798)
From net realized gains	(14,865)	(1,006,248)

Change in net assets resulting from shareholder distributions	(406,943)	(1,774,046)

Capital Transactions:
Proceeds from shares issued	1,428,575	2,023,812
Distributions reinvested	385,846	1,728,269
Cost of shares redeemed	(338,216)	(320,211)

Change in net assets resulting from capital transactions	1,476,205	3,431,870

Net increase in net assets	2,008,209	1,303,512

Net Assets:
Beginning of period	18,926,714	17,623,202

End of period	$20,934,923	$18,926,714

Undistributed net investment income	$14,501	$1,873

Share Transactions:
Issued	146,174	204,329
Reinvested	39,272	164,943
Redeemed	(34,612)	(29,641)

Change in shares resulting from capital transactions	150,834	339,631

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Period Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$827,724	$1,599,783
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	64,305	597,795
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	1,042,376	(757,776)

Change in net assets resulting from operations	1,934,405	1,439,802

Distributions to Class A Shareholders:
From net investment income	(222)	—
From net realized gains	—	—

Distributions to Class I Shareholders:
From net investment income	(932,985)	(1,579,302)
From net realized gains	(327,407)	(941,326)

Change in net assets resulting from shareholder distributions	(1,260,614)	(2,520,628)

Capital Transactions:
Proceeds from shares issued	2,166,651	9,638,828
Distributions reinvested	1,249,785	2,514,122
Cost of shares redeemed	(433,075)	(4,178,069)

Change in net assets resulting from capital transactions	2,983,361	7,974,881

Net increase in net assets	3,657,152	6,894,055

Net Assets:
Beginning of period	29,518,500	22,624,445

End of period	$33,175,652	$29,518,500

Undistributed net investment income	$158,726	$264,209

Share Transactions:
Issued	207,220	906,493
Reinvested	119,744	237,892
Redeemed	(41,238)	(396,863)

Change in shares resulting from capital transactions	285,726	747,522

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Period Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$175,042	$387,365
Net realized gains from investments and foreign currency transactions	622,006	1,533,992
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency	159,810	441,616

Change in net assets resulting from operations	956,858	2,362,973

Distributions to Class I Shareholders:
From net investment income	(605,810)	(378,776)
From net realized gains	(1,121,705)	(352,720)

Change in net assets resulting from shareholder distributions	(1,727,515)	(731,496)

Capital Transactions:
Proceeds from shares issued	190,500	2,500
Distributions reinvested	1,727,515	731,176
Cost of shares redeemed	(122)	(479,977)

Change in net assets resulting from capital transactions	1,917,893	253,699

Net increase in net assets	1,147,236	1,885,176

Net Assets
Beginning of period	18,663,129	16,777,953

End of period	$19,810,365	$18,663,129

Undistributed net investment income/distributions in excess of net investment income	$(9,109)	$421,659

Share Transactions:
Issued	17,109	235
Reinvested	157,249	67,229
Redeemed	(11)	(42,927)

Change in shares resulting from capital transactions	174,347	24,537

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Absolute Return Fund
	For the Period Ended March 31, 2014	For the Period Ended September 30, 2013(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$5,293,699	$3,385,654
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(752,344)	(1,075,155)
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency, futures contracts and swap contracts	18,709,088	1,958,347

Change in net assets resulting from operations	23,250,443	4,268,846

Distributions to Class A Shareholders:
From net investment income	(578)	—
From net realized gains	—	—
Distributions to Class I Shareholders:
From net investment income	(4,909,342)	(413,992)
From net realized gains	—	(5,959)
Return of capital	—	(2,211,409)

Change in net assets resulting from shareholder distributions	(4,909,920)	(2,631,360)

Capital Transactions:
Proceeds from shares issued	85,744,158	659,568,220
Distributions reinvested	229,456	111,739
Cost of shares redeemed	(141,354,516)	(152,446,729)

Change in net assets resulting from capital transactions	(55,380,902)	507,233,230

Net increase (decrease) in net assets	(37,040,379)	508,870,716

Net Assets:
Beginning of period	508,870,716	—

End of period	$471,830,337	$508,870,716

Undistributed net investment income	$1,620,050	$1,236,271

Share Transactions:
Issued	8,225,883	65,198,790
Reinvested	22,072	11,016
Redeemed	(13,694,941)	(15,052,360)

Change in shares resulting from capital transactions	(5,446,986)	50,157,446

(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund
(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.83

Net investment income(b)	0.12
Realized and unrealized gains	0.09

Total from investment activities	0.21

Distributions:
Net investment income	(0.12)
Realized gains	—
Return of capital	—

Total distributions	(0.12)

Net asset value, end of period	$9.92

Total Return:*(c)	2.18%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.25%	(e)
Ratio of Net Investment Income to Average Net Assets	3.68%	(e)
Ratio of Expenses to Average Net Assets**	23.72%	(e)

Net assets, end of period (in thousands)	$10
Portfolio turnover***	116%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund
(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.92		$10.88	$10.00

Net investment income(b)	0.18		0.30	0.24
Realized and unrealized gains (losses)	—		(0.78)	0.91

Total from investment activities	0.18		(0.48)	1.15

Distributions:
Net investment income	(0.18)		(0.11)	(0.27)
Realized gains	—		(0.18)	—
Return of capital	—		(0.19)	—

Total distributions	(0.18)		(0.48)	(0.27)

Net asset value, end of period	$9.92		$9.92	$10.88

Total Return:(c)	1.88%	(d)	(4.70)%	11.60%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	(e)	1.00%	1.00%	(e)
Ratio of Net Investment Income to Average Net Assets	3.77%	(e)	2.79%	2.76%	(e)
Ratio of Expenses to Average Net Assets*	1.07%	(e)	1.10%	1.59%	(e)

Net assets, end of period (in thousands)	$198,292		$185,882	$122,097
Portfolio turnover**	116%		203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund
(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.75

Net investment income(b)	0.13
Realized and unrealized gains	0.18

Total from investment activities	0.31

Distributions:
Net investment income	(0.12)
Realized gains	—
Return of capital	—

Total distributions	(0.12)

Net asset value, end of period	$9.94

Total Return:*(c)	3.25%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.40%	(e)
Ratio of Net Investment Income to Average Net Assets	3.84%	(e)
Ratio of Expenses to Average Net Assets**	24.24%	(e)

Net assets, end of period (in thousands)	$10
Portfolio turnover***	97%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund
(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.68		$10.91	$10.00

Net investment income(b)	0.20		0.43	0.37
Realized and unrealized gains (losses)	0.26		(0.60)	0.91

Total from investment activities	0.46		(0.17)	1.28

Distributions:
Net investment income	(0.19)		(0.44)	(0.37)
Realized gains	(0.01)		(0.62)	—

Total distributions	(0.20)		(1.06)	(0.37)

Net asset value, end of period	$9.94		$9.68	$10.91

Total Return:(c)	4.81%	(d)	(1.98)%	13.06%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%	(e)	1.15%	1.15%	(e)
Ratio of Net Investment Income to Average Net Assets	4.11%	(e)	4.18%	4.24%	(e)
Ratio of Expenses to Average Net Assets*	1.78%	(e)	1.96%	3.10%	(e)

Net assets, end of period (in thousands)	$20,925		$18,927	$17,623
Portfolio turnover**	97%		182%	151%
*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund
(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.41

Net investment income(b)	0.17
Realized and unrealized gains	0.21

Total from investment activities	0.38

Distributions:
Net investment income	(0.22)
Realized gains	—
Return of capital	—

Total distributions	(0.22)

Net asset value, end of period	$10.57

Total Return:*(c)	3.75%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%	(e)
Ratio of Net Investment Income to Average Net Assets	4.91%	(e)
Ratio of Expenses to Average Net Assets**	21.80%	(e)

Net assets, end of period (in thousands)	$30
Portfolio turnover***	48%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund
(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.35		$10.76	$10.00

Net investment income(b)	0.28		0.60	0.53
Realized and unrealized gains (losses)	0.37		(0.02)	0.76

Total from investment activities	0.65		0.58	1.29

Distributions:
Net investment income	(0.31)		(0.60)	(0.53)
Realized gains	(0.11)		(0.39)	—

Total distributions	(0.42)		(0.99)	(0.53)

Net asset value, end of period	$10.58		$10.35	$10.76

Total Return:(c)	6.49%	(d)	5.54%	13.16%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	(e)	0.95%	0.95%	(e)
Ratio of Net Investment Income to Average Net Assets	5.34%	(e)	5.64%	6.15%	(e)
Ratio of Expenses to Average Net Assets*	1.30%	(e)	1.52%	2.40%	(e)

Net assets, end of period (in thousands)	$33,146		$29,519	$22,624
Portfolio turnover**	48%		117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2014		For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.64		$10.63	$10.00

Net investment income(b)	0.10		0.24	0.22
Realized and unrealized gains (losses)	0.47		1.23	0.64

Total from investment activities	0.57		1.47	0.86

Distributions:
Net investment income	(0.37)		(0.24)	(0.23)
Realized gains	(0.70)		(0.22)	—

Total distributions	(1.07)		(0.46)	(0.23)

Net asset value, end of period	$11.14		$11.64	$10.63

Total Return:(c)	5.34%	(d)	14.20%	8.65%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	(e)	1.00%	1.00%	(e)
Ratio of Net Investment Income to Average Net Assets	1.82%	(e)	2.18%	2.56%	(e)
Ratio of Expenses to Average Net Assets*	1.62%	(e)	1.77%	2.89%	(e)

Net assets, end of period (in thousands)	$19,810		$18,663	$16,778
Portfolio turnover**	65%		91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.26

Net investment income(b)	0.06
Realized and unrealized gains	0.31

Total from investment activities	0.37

Distributions:
Net investment income	(0.07)
Realized gains	—
Return of capital	—

Total distributions	(0.07)

Net asset value, end of period	$10.56

Total Return:*(c)	3.65%	(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.20%	(e)
Ratio of Net Investment Income to Average Net Assets	2.14%	(e)
Ratio of Expenses to Average Net Assets**	3.09%	(e)

Net assets, end of period (in thousands)	$1,368
Portfolio turnover***	105%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Period Ended March 31, 2014		For the Period Ended September 30, 2013(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.15		$10.00

Net investment income(b)	0.12		0.11
Realized and unrealized gains	0.39		0.12

Total from investment activities	0.51		0.23

Distributions:
Net investment income	(0.11)		(0.02)
Realized gains	—		—	(c)
Return of capital	—		(0.06)

Total distributions	(0.11)		(0.08)

Net asset value, end of period	$10.55		$10.15

Total Return:(d)	5.04%	(e)	2.31%	(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	(f)	0.95%	(f)
Ratio of Net Investment Income to Average Net Assets	2.27%	(f)	1.27%	(f)
Ratio of Expenses to Average Net Assets*	0.97%	(f)	0.97%	(f)

Net assets, end of period (in thousands)	$470,462		$508,871
Portfolio turnover**	105%		338%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1. Organization:

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. This report includes the following five investment portfolios (“Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

The Funds offer two share classes: Class A shares and Class I shares, except for Global Convertible Bond Fund, which only offers Class I shares. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge (“CDSC”).

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US” or “Sub-Advisor”) also acts as a sub-advisor for the Global High Yield Bond Fund and the Absolute Return Fund (effective November 27, 2013). The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such security will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset

NOTES TO FINANCIAL STATEMENTS

value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$14,218,282	$—	$14,218,282
Foreign Government Bonds	—	140,921,494	—	140,921,494
Investment Company	38,168,886	—	—	38,168,886
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	—	25,503	—	25,503
Foreign currency exchange contracts - forward contracts	—	1,273,546	—	1,273,546
Credit contracts:
Credit default swaps	—	23,753	—	23,753
Total return swaps	—	960,064		960,064

Total Assets	$38,168,886	$157,422,642	$—	$195,591,528

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	$—	$(978,494)	$—	$(978,494)
Foreign currency exchange contracts - forward contracts	—	(1,395,933)	—	(1,395,933)

Total Liabilities	$—	$(2,374,427)	$—	$(2,374,427)

Emerging Market Corporate Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$19,685,344	$—	$19,685,344
Foreign Government Bonds	—	—	—	—
Investment Company	1,451,689	—	—	1,451,689
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	9,342	—	9,342
Interest rate contracts:
Financial futures contracts	4,272	—	—	4,272
Purchased options	13,781	—	—	13,781
Foreign currency exchange contracts - forward contracts	—	1,984	—	1,984

Total Assets	$1,469,742	$19,696,670	$—	$21,166,412

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(2,237)	$—	$(2,237)
Foreign currency exchange contracts - forward contracts	—	(13,300)	—	(13,300)
Interest rate contracts:
Written options	(4,594)	—	—	(4,594)

Total Liabilities	$(4,594)	$(15,537)	$—	$(20,131)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Global High Yield Bond Fund
Assets:
Investments in Securities(a)
Bank Loans	$—	$3,834,958	$—		$3,834,958
Corporate Bonds	—	26,618,154	—		26,618,154
Common Stocks	93,145	16,665	—		109,810
Investment Company	3,125,850	—	—		3,125,850
Preferred Stock	—	154,756	—		154,756
Warrants/Rights	—	—	—	(a)	—
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	106,979	—		106,979
Foreign currency exchange contracts - forward contracts	—	6,190	—		6,190
Equity contracts:
Purchased options	15,930	—	—		15,930
Interest rate contracts:
Financial futures contracts	4,073	—	—		4,073

Total Assets	$3,238,998	$30,737,702	$—		$33,976,700

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(54,975)	$—		$(54,975)
Equity contracts:
Written options	(5,157)	—	—		(5,157)
Foreign currency exchange contracts - forward contracts	—	(17,337)	—		(17,337)

Total Liabilities	$(5,157)	$(72,312)	$—		$(77,469)

Global Convertible Bond Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$18,209,974	$—		$18,209,974
Foreign Government Bonds	—	157,397	—		157,397
Investment Company	829,534	—	—		829,534
Preferred Stock	505,219	—	—		505,219
Common Stock	198,781	—	—		198,781
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	3,807	—		3,807

Total Assets	$1,533,534	$18,371,178	$—		$19,904,712

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(40,684)	$—		$(40,684)

Total Liabilities	$—	$(40,684)	$—		$(40,684)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$188,018,493	$—	$188,018,493
Foreign Government Bonds	—	96,423,326	—	96,423,326
Investment Company	180,723,671	—	—	180,723,671
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	181,360	—	—	181,360
Interest rate swaps	—	105,979	—	105,979
Foreign currency exchange contracts - forward contracts	—	530,278	—	530,278
Credit contracts:
Credit default swaps	—	5,287,719	—	5,287,719

Total Assets	$180,905,031	$290,365,795	$—	$471,270,826

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(286,210)	$—	$—	$(286,210)
Interest rate swaps	—	(2,557,627)	—	(2,557,627)
Credit contracts:
Credit default swaps	—	(2,135,951)	—	(2,135,951)
Foreign currency exchange contracts - forward contracts	—	(515,011)	—	(515,011)

Total Liabilities	$(286,210)	$(5,208,589)	$—	$(5,494,799)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at value.

During the period ended March 31, 2014, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

In June 2013, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, the effects of fluctuations in foreign currency exchange rates when determining

NOTES TO FINANCIAL STATEMENTS

the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to US Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Payment-In-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2014, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less then 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

NOTES TO FINANCIAL STATEMENTS

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at brokers for futures contracts shown on the Statement of Assets and Liabilities at March 31, 2014.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Corporate Bond Fund and Global High Yield Bond Fund had outstanding options as of March 31, 2014.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

NOTES TO FINANCIAL STATEMENTS

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	3	$188
Options written	778	24,795
Options terminated in closing purchase transactions	—	—
Options exercised	(69)	(16,969)
Options expired	(691)	(2,764)

Contracts outstanding at March 31, 2014	21	$5,250

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2013	—	$—
Options written	22	27,400
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(13)	(13,000)

Contracts outstanding at March 31, 2014	9	$14,400

Forward Foreign Currency Exchange Contracts:

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from

NOTES TO FINANCIAL STATEMENTS

changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Instruments as of March 31, 2014 are as follows(1):

Fair Values of Derivative Financial Instruments as of March 31, 2014
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$23,753	$9,342	$106,979	$—	$5,287,719
Total return swaps at value	960,064	—	—	—	—
Equity contracts:
Investments, at value (put options purchased)	—	—	15,930	—	—
Unrealized appreciation on forward foreign currency exchange contracts	1,273,546	1,984	6,190	3,807	530,278
Interest rate contracts:
Investments, at value (put options purchased)	—	13,781	—	—	—
Unrealized appreciation on futures contracts	—	4,272	4,073	—	181,360
Unrealized appreciation on interest rate swaps contracts	25,503	—	—	—	105,979

Total	$2,282,866	$29,379	$133,172	$3,807	$6,105,336

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$—	$2,237	$54,975	$—	$2,135,951
Equity contracts:
Written options, at value	—	—	5,157	—	—
Foreign currency exchange contracts:
Unrealized depreciation on forward foreign currency exchange contracts	1,395,933	13,300	17,337	40,684	515,011
Interest rate contracts:
Written options, at value	—	4,594	—	—	—
Unrealized depreciation on futures contracts	—	—	—	—	286,210
Unrealized depreciation on interest rate swaps contracts	978,494	—	—	—	2,557,627

Total	$2,374,427	$20,131	$77,469	$40,684	$5,494,799

The effect of Derivative Instruments on the Statement of Operations during the period ended March 31, 2014 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net realized Gain (Loss) From:
Credit Risk:
Credit default swaps	$—	$(15,780)	$(45,014)	$—	$(20,655)
Interest Rate Risk:
Financial futures contracts	(59,404)	(3,471)	(17,256)	—	(4,053,840)
Interest rate swaps	(890)	—	—	—	(2,680,810)
Total Return swaps	(88,165)	—	—	—	—
Written options	—	7,046	—	—	—
Purchased options(2)	—	(16,305)	(17,940)	—	(244,323)
Foreign currency exchange risk:
Forward foreign currency exchange contracts(3)	1,475,895	(9,295)	(387,133)	(150,969)	(10,529,454)
Written options	—	—	—	—	—
Purchased options(2)	—	—	—	—	—

	$1,327,436	$(37,805)	$(467,343)	$(150,969)	$(17,529,082)

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net Change in Unrealized Appreciation/Depreciation From:
Credit Risk:
Credit default swaps	$23,753	$(11,200)	$44,427	$—	$(1,195,670)
Equity Risk:
Put options purchased(4)	—	—	(18,540)	—	—
Written options	—	—	9,243	—	—
Interest Rate Risk:
Financial futures contracts	23,484	(11,074)	19,620	—	1,291,212
Interest rate swaps	(75,025)	—	—	—	(1,512,506)
Put options purchased(4)	—	(8,375)	—	—	—
Written options	—	890	—	—	—
Total return swaps	7,650	—	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts(5)	(549,756)	(7,683)	253,798	88,171	5,280,457

	$(569,894)	$(37,442)	$308,548	$88,171	$3,863,493

(1) For open derivative instruments as of March 31, 2014, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

(5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

For the period ended March 31, 2014, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Futures short position (contracts)	—	13	16	—	2,024
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$67,284,791	$948,994	$7,153,639	$6,443,248	$280,856,814
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	81,451,211	170,322	274,841	86,513	33,219,707
Purchased options (Cost $)	—	7,219	17,235	—	—
Written Options (Premium received $)	—	2,625	7,200	—	—
Interest rate swaps (Notional Amount in U.S. Dollars)	35,203,231	—	—	—	141,421,719
Credit default swaps (Notional Amount in U.S. Dollars)	546,806	486,500	973,476	—	171,662,867
Total return swaps (Notional Amount in U.S. Dollars)	1,367,683	—	—	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

NOTES TO FINANCIAL STATEMENTS

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are

NOTES TO FINANCIAL STATEMENTS

not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At March 31, 2014, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows:

Emerging Market Select Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$1,009,320	$978,494
Foreign Currency Exchange Contracts	1,273,546	1,395,933

Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,282,866	2,374,427

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$2,282,866	$2,374,427

Emerging Market Corporate Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$9,342	$2,237
Financial Futures Contracts	4,272	—
Call Options Purchased	13,781	—
Call Options Written	—	4,594
Foreign Currency Exchange Contracts	1,984	13,300

Total derivative assets and liabilities in the Statement of Assets and Liabilities	29,379	20,131

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(18,053)	(4,594)

Total derivative assets and liabilities subject to a MNA	$11,326	$15,537

Global High Yield Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$106,979	$54,975
Financial Futures Contracts	4,073	—
Put Options Purchased	15,930	—
Put Options Written	—	5,157
Foreign Currency Exchange Contracts	6,190	17,337

Total derivative assets and liabilities in the Statement of Assets and Liabilities	133,172	77,469

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(20,003)	(5,157)

Total derivative assets and liabilities subject to a MNA	$113,169	$72,312

NOTES TO FINANCIAL STATEMENTS

Global Convertible Bond Fund	Assets	Liabilities
Derivative Financial Instruments:
Foreign Currency Exchange Contracts	$3,807	$40,684

Total derivative assets and liabilities in the Statement of Assets and Liabilities	3,807	40,684

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$3,807	$40,684

Absolute Return Fund	Assets	Liabilities
Derivative Financial Instruments:
Swaps	$5,393,698	$4,693,578
Financial Futures Contracts	181,360	286,210
Foreign Currency Exchange Contracts	530,278	515,011

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,105,336	5,494,799

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(181,360)	(286,210)

Total derivative assets and liabilities subject to a MNA	$5,923,976	$5,208,589

The following tables present the Funds’ derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Funds as of March 31, 2014:

Emerging Market Select Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citigroup Global Markets Inc.	$585,132	$—	$—	$—	$585,132
Citibank N.A.	1,273,546	(1,273,546)	—	—	—
Deutsche Bank AG	398,685	(398,685)	—	—	—
JPMorgan Chase Bank N.A.	25,503	(16,792)	—	—	8,711

	$2,282,866	$(1,689,023)	$—	$—	$593,843

Emerging Market Corporate Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Barclays Bank Plc	$9,342	$(2,237)	$—	$—	$7,105
Citibank N.A.	1,984	(1,984)	—	—	—

	$11,326	$(4,221)	$—	$—	$7,105

NOTES TO FINANCIAL STATEMENTS

Global High Yield Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Barclays Bank Plc	$7,532	$—	$—	$—	$7,532
Citibank N.A.	84,268	(17,337)	—	—	66,931
Deutsche Bank AG	2,968	(2,968)	—	—	—
JPMorgan Chase Bank N.A.	15,173	—	—	—	15,173
Morgan Stanley & Co.	3,228	—	—	—	3,228

	$113,169	$(20,305)	$—	$—	$92,864

Global Convertible Bond Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Citibank N.A.	$3,807	$(3,807)	$—	$—	$—

	$3,807	$(3,807)	$—	$—	$—

Absolute Return Fund	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Counterparty
Barclays Bank Plc	$338,201	$(90,894)	$—	$(247,307)	$—
BNP Paribas SA	1,042,214	(229,472)	—	(812,742)	—
Citibank N.A.	598,559	(598,559)	—	—	—
Deutsche Bank AG	477,492	(249,197)	—	(228,295)	—
JPMorgan Chase Bank N.A.	2,270,732	(2,270,732)	—	—	—
Morgan Stanley & Co.	1,196,778	(134,961)	—	(1,061,817)	—

	$5,923,976	$(3,573,815)	$—	$(2,350,161)	$—

[1]	The amount of derviatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

The following tables present the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Funds as of March 31, 2014:

Emerging Market Select Bond Fund	Amount of Liabilities Subject to a MNA by counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Counterparty
BNP Paribas SA	$19,964	$—	$—	$—	$19,964
Citibank N.A.	1,839,534	(1,273,546)	—	(460,000)	105,988
Deutsche Bank AG	498,137	(398,685)	—	—	99,452
JPMorgan Chase Bank N.A.	16,792	(16,792)	—	—	—

	$2,374,427	$(1,689,023)	$—	$(460,000)	$225,404

NOTES TO FINANCIAL STATEMENTS

Emerging Market Corporate Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]

Counterparty
Barclays Bank Plc	$2,237	$(2,237)	$—	$—	$—
Citibank N.A.	13,300	(1,984)	—	—	11,316

	$15,537	$(4,221)	$—	$—	$11,316

Global High Yield Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]

Counterparty
BNP Paribas SA	$23,171	$—	$—	$—	$23,171
Citigroup Global Markets Inc.	13,820	—	—	(13,820)	—
Citibank N.A.	17,337	(17,337)	—	—	—
Deutsche Bank AG	17,984	(2,968)	—	(15,016)	—

	$72,312	$(20,305)	$—	$(28,836)	$23,171

Global Convertible Bond Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]

Counterparty
Citibank N.A.	$40,684	$(3,807)	$—	$—	$36,877

	$40,684	$(3,807)	$—	$—	$36,877

Absolute Return Fund	Amount of Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]

Counterparty
Barclays Bank Plc	$90,894	$(90,894)	$—	$—	$—
BNP Paribas SA	229,472	(229,472)	—	—	—
Citibank N.A.	665,689	(598,559)	—	—	67,130
Deutsche Bank AG	249,197	(249,197)	—	—	—
JPMorgan Chase Bank N.A.	3,838,376	(2,270,732)	—	(1,567,644)	—
Morgan Stanley & Co.	134,961	(134,961)	—	—	—

	$5,208,589	$(3,573,815)	$—	$(1,567,644)	$67,130

1 The amount of derviatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount payable to the counterparty in the event of default.

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

NOTES TO FINANCIAL STATEMENTS

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.80%
Emerging Market Corporate Bond Fund	0.95%
Global High Yield Bond Fund	0.75%
Global Convertible Bond Fund	0.80%
Absolute Return Fund	0.75%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels.

	Class A Annual Rate	Class I Annual Rate
Emerging Market Select Bond Fund	1.25%	1.00%
Emerging Market Corporate Bond Fund	1.40%	1.15%
Global High Yield Bond Fund	1.20%	0.95%
Global Convertible Bond Fund	N/A	1.00%

NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate
Absolute Return Fund	1.20%	0.95%

This expense limitation agreement is in place until January 31, 2015 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $537,752, $498,142, $497,947, $472,509 and $103,522 for the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund and Absolute Return Fund, respectively.

Each of the Funds are sub-advised by BlueBay and the Global High Yield Bond Fund and Absolute Return Fund are also sub-advised by BlueBay US (effective November 27, 2013), which are wholly-owned subsidiaries of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended March 31, 2014, there were no fees waived by the Distributor.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2014, the Distributor received commissions of $20,980 from front-end sales charges of Class A shares of the Funds, of which $1,265 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2014.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$179,324,080	$175,679,232
Emerging Market Corporate Bond Fund	19,547,851	17,594,270
Global High Yield Bond Fund	16,243,033	14,195,163
Global Convertible Bond Fund	12,193,601	12,710,338
Absolute Return Fund	317,069,197	360,110,259

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Select Bond Fund		Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2014 (a)	For the Year Ended September 30, 2013	For the Period Ended March 31, 2014 (a)	For the Year Ended September 30, 2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,000	$—	$10,000	$—
Distributions reinvested	124	—	128	—
Cost of shares redeemed	—	—	—	—

Change in Class A	$10,124	$—	$10,128	$—

Class I
Proceeds from shares issued	$35,406,532	$115,860,846	$1,418,575	$2,023,812
Distributions reinvested	2,976,097	6,153,471	385,718	1,728,269
Cost of shares redeemed	(26,046,897)	(38,460,514)	(338,216)	(320,211)

Change in Class I	$12,335,732	$83,553,803	$1,466,077	$3,431,870

Change in net assets resulting from capital transactions	$12,345,856	$83,553,803	$1,476,205	$3,431,870

SHARE TRANSACTIONS:
Class A
Issued	1,017	—	1,026	—
Reinvested	13	—	13	—
Redeemed	—	—	—	—

Change in Class A	1,030	—	1,039	—

Class I
Issued	3,566,184	10,663,181	145,148	204,329
Reinvested	302,851	581,271	39,259	164,943
Redeemed	(2,616,165)	(3,725,617)	(34,612)	(29,641)

Change in Class I	1,252,870	7,518,835	149,795	339,631

Change in shares resulting from capital transactions	1,253,900	7,518,835	150,834	339,631

NOTES TO FINANCIAL STATEMENTS

	Global High Yield Bond Fund		Global Convertible Bond Fund
	For the Period Ended March 31, 2014 (a)	For the Year Ended September 30, 2013	For the Period Ended March 31, 2014 (a)	For the Year Ended September 30, 2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,148	$—
Distributions reinvested	222	—
Cost of shares redeemed	(13)	—

Change in Class A	$29,357	$—

Class I
Proceeds from shares issued	$2,137,503	$9,638,828	$190,500	$2,500
Distributions reinvested	1,249,563	2,514,122	1,727,515	731,176
Cost of shares redeemed	(433,062)	(4,178,069)	(122)	(479,977)

Change in Class I	$2,954,004	$7,974,881	$1,917,893	$253,699

Change in net assets resulting from capital transactions	$2,983,361	$7,974,881	$1,917,893	$253,699

SHARE TRANSACTIONS:
Class A
Issued	2,774	—
Reinvested	21	—
Redeemed	(1)	—

Change in Class A	2,794	—

Class I
Issued	204,446	906,493	17,109	235
Reinvested	119,723	237,892	157,249	67,229
Redeemed	(41,237)	(396,863)	(11)	(42,927)

Change in Class I	282,932	747,522	174,347	24,537

Change in shares resulting from capital transactions	285,726	747,522	174,347	24,537

	Absolute Return Fund
	For the Period Ended March 31, 2014 (a)	For the Period Ended September 30, 2013 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,364,607	$—
Distributions reinvested	465	—
Cost of shares redeemed	(308)	—

Change in Class A	$1,364,764	$—

Class I
Proceeds from shares issued	$84,379,551	$659,568,220
Distributions reinvested	228,991	111,739
Cost of shares redeemed	(141,354,208)	(152,446,729)

Change in Class I	$(56,745,666)	$507,233,230

Change in net assets resulting from capital transactions	$(55,380,902)	$507,233,230

NOTES TO FINANCIAL STATEMENTS

	Absolute Return Fund
	For the Period Ended March 31, 2014 (a)	For the Period Ended September 30, 2013 (b)
SHARE TRANSACTIONS:
Class A
Issued	129,600	—
Reinvested	44	—
Redeemed	(29)	—

Change in Class A	129,615	—

Class I
Issued	8,096,283	65,198,790
Reinvested	22,028	11,016
Redeemed	(13,694,912)	(15,052,360)

Change in Class I	(5,576,601)	50,157,446

Change in shares resulting from capital transactions	(5,446,986)	50,157,446

(a) For the period from November 27, 2013 (commencement of operations) to March 31, 2014 for Class A shares and for the six months ended March 31, 2014 for Class I shares.

(b) For the period from November 30, 2012 (commencement of operations) to September 30, 2013 for Class I shares.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012 and 2013 for all Funds, except Absolute Return Fund, which is the tax year ended September 30, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Market Select Bond Fund	$192,950,821	$2,575,226	$(5,595,477)	$(3,020,251)
Emerging Market Corporate Bond Fund	21,090,565	494,536	(434,287)	60,249
Global High Yield Bond Fund	32,906,477	1,220,998	(268,017)	952,981
Global Convertible Bond Fund	18,538,271	1,695,535	(332,901)	1,362,634
Absolute Return Fund	441,842,253	23,355,527	(32,290)	23,323,237

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the period ended September 30, 2013 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid*
Emerging Market Select Bond Fund	$3,720,245	$10,846	$3,731,091	$3,527,048	$7,258,139
Emerging Market Corporate Bond Fund	1,744,474	29,397	1,773,871	—	1,773,871
Global High Yield Bond Fund	2,510,719	9,173	2,519,892	—	2,519,892
Global Convertible Bond Fund	731,496	—	731,496	—	731,496
Absolute Return Fund	31,099	—	31,099	2,211,409	2,242,508

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2014.

As of September 30, 2013, the Absolute Return Fund had a short-term capital loss carryforward of $296,218 and a long-term capital loss carryforward of $470,275 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Select Bond Fund deferred long-term qualified late-year capital losses of $14,048, the Emerging Market Select Bond Fund and Emerging Market Corporate Bond Fund deferred short-term qualified late-year capital losses of $3,866,100 and $82,617, respectively, and Absolute Return Fund deferred qualified late-year ordinary losses of $3,640,067 which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statement of Changes in Net Assets.

During the period ended March 31, 2014, redemption fees were collected by the Emerging Market Select Bond Fund in the amount of $2,608. There were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statement of Changes in Net Assets.

9. Commitments:

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2014, Global High Yield Bond Fund had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of

NOTES TO FINANCIAL STATEMENTS

the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit:

Each Fund, except Absolute Return Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds, except Absolute Return Fund, upon the effectiveness of the line of credit. Since each of the Funds, except Absolute Return Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2014. During the period ended March 31, 2014, the Funds did not utilize this line of credit.

11. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

On April 23, 2014, the Board approved the establishment of a new class of shares for Absolute Return Fund. The new class of shares, designated Class C shares, shall become effective on or about June 24, 2014.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares, except for Global Convertible Bond Fund, which only offers Class I shares.

Class A

This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 27, 2013 (commencement of operations) through March 31, 2014 for Class A shares and October 1, 2013 through March 31, 2014 for Class I shares.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/27/13	Ending Account Value 3/31/14	Expenses Paid During Period* 11/27/13-3/31/14	Annualized Expense Ratio During Period 11/27/13-3/31/14
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,019.70	$4.29	1.25%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,029.00	4.83	1.40%

Global High Yield Bond Fund	Class A	1,000.00	1,033.20	4.14	1.20%

Absolute Return Fund	Class A	1,000.00	1,020.10	4.12	1.20%

		Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period** 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Emerging Market Select Bond Fund	Class I	$1,000.00	$1,018.80	$5.03	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	1,048.10	5.87	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,064.90	4.89	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,053.40	5.12	1.00%

Absolute Return Fund	Class I	1,000.00	1,050.40	4.86	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 124/365 (to reflect period since inception) for Class A shares.

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period) for Class I shares.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/27/13	Ending Account Value 3/31/14	Expenses Paid During Period* 11/27/13-3/31/14	Annualized Expense Ratio During Period 11/27/13-3/31/14
Emerging Market Select Bond Fund	Class A	$1,000.00	$1,018.70	$6.29	1.25%

Emerging Market Corporate Bond Fund	Class A	1,000.00	1,017.95	7.04	1.40%

Global High Yield Bond Fund	Class A	1,000.00	1,018.95	6.04	1.20%

Absolute Return Fund	Class A	1,000.00	1,018.95	6.04	1.20%

		Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period** 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Emerging Market Select Bond Fund	Class I	$1,000.00	$1,019.95	$5.04	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	1,019.20	5.79	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,020.19	4.78	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,019.95	5.04	1.00%

Absolute Return Fund	Class I	1,000.00	1,020.19	4.78	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 124/365 (to reflect period since inception) for Class A shares.

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period) for Class I shares.

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Sub-Advisory Agreements

This section provides information regarding the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) for the RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Absolute Return Fund (the “Funds”). RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Funds and BlueBay Asset Management LLP and BlueBay Asset Management USA LLC serve as Sub-Advisors (the “Sub-Advisors”).

At a meeting in September, representatives of the Advisor’s senior management discussed with the Board of Trustees the proposal to add BlueBay Asset Management USA LLC as an additional Sub-Advisor to the Funds. The Funds currently were advised by the Advisor and sub-advised by BlueBay Asset Management LLP. This change was prompted by BlueBay’s development of asset management capabilities in its Connecticut office to support its products, through hiring portfolio management staff. The Advisor had consulted legal counsel, who had concluded that the Advisor may appoint the additional Sub-Advisor without obtaining shareholder approval.

The Trustees considered that the form of the proposed Sub-Advisory Agreement would not increase the aggregate fees paid by the Funds, and that the Advisor will pay the Sub-Advisors out of its advisory fees. The arrangement will not result in a reduction in the nature or level of services provided to the Funds. The Advisor discussed with the Trustees the level of the fee for BlueBay Asset Management USA LLC.

The Trustees were satisfied with the expertise and personnel within BlueBay Asset Management USA LLC, the contractual arrangement, the coordination/supervision among the Advisor and Sub-Advisors and the proposed fees, which would not increase the overall subadvisory or advisory fees for the Funds.

Based upon their review, the Trustees determined that the terms of, and compensation payable under, the proposed sub-advisory agreement with BlueBay Asset Management USA LLC were fair and reasonable with respect to the Funds in light of the nature and quality of services to be provided and such other matters as the Trustees considered relevant, and the Trustees approved the proposed Sub-Advisory Agreement with BlueBay Asset Management USA LLC.

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2014.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-14

	RBC Funds

About Your
Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Equity Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	Schedules of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	38
	- Statements of Operations	40
	- Statements of Changes in Net Assets	41
	Financial Highlights	46
	Notes to Financial Statements	56
	Share Class Information	67
	Supplemental Information	68

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

2

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2014 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	12.78%	10.91%	21.28%	6.90%	11.13%
- At Net Asset Value	19.69%	13.11%	22.73%	7.54%	11.41%	1.35%	1.46%

Class I	19.98%	13.40%	23.05%	7.82%	11.74%	1.10%	1.20%

Russell 2500 Growth Index*	26.66%	13.93%	25.82%	9.64%	10.66%

RBC Enterprise Fund (c)

	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	17.22%	14.41%	24.43%	6.81%	11.00%
- At Net Asset Value	24.36%	16.69%	25.92%	7.45%	11.22%	1.33%	1.54%

Class I (f)	24.71%	16.96%	26.20%	7.71%	11.49%	1.08%	1.29%

Russell 2000 Index*	24.90%	13.18%	24.31%	8.53%	9.67%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

3

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (g)

	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	16.53%	11.51%	26.10%	8.43%	10.74%
- At Net Asset Value	23.62%	13.73%	27.61%	9.07%	11.03%	1.17%	1.48%

Class I (l)	23.91%	14.01%	27.92%	9.37%	11.32%	0.90%	1.20%

Russell 2000 Index*	24.90%	13.18%	24.31%	8.53%	10.32%

RBC Microcap Value Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	20.69%	14.58%	25.11%	7.42%	9.51%
- At Net Asset Value	28.08%	16.86%	26.59%	8.06%	9.76%	1.32%	1.52%

Class I (e)	28.44%	17.17%	26.91%	8.34%	10.04%	1.07%	1.26%

Russell 2000 Value Index*	22.65%	12.74%	23.33%	8.07%	10.49%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

4

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	3 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	26.42%	13.92%	17.88%	0.90%	4.66%

Russell MidCap Value Index*	22.95%	15.17%	18.36%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2013).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2015. For SMID Cap Growth Fund, effective November 27, 2013 the annual rate under the expense limitation agreement is 1.10% for Class A and 0.85% for Class I. Prior to November 27, 2013, the annual rate was 1.35% for Class A and 1.10% for Class I.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

5

PERFORMANCE SUMMARY

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012.
The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

6

This Page Intentionally Left Blank

7

	FUND STATISTICS (UNAUDITED)
	RBC SMID Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell 2500 Growth Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	Tractor Supply Co.	2.65%	Raymond James Financial, Inc.	1.81%
	AMETEK, Inc.	2.24%	United Natural Foods, Inc.	1.79%
	Under Armour, Inc., Class A	1.94%	MWI Veterinary Supply, Inc.	1.78%
	LKQ Corp.	1.93%	Ultimate Software Group, Inc.	1.67%
	Henry Schein, Inc.	1.90%	Flowserve Corp.	1.60%
	* A listing of all portfolio holdings can be found beginning on page 13.
Growth of $10,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)
RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
Universal Electronics, Inc.	4.02%	Compass Diversified Holdings	2.72%	Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)
Interactive Intelligence Group,	3.85%	Tessco Technologies, Inc.	2.70%
Inc.		AZZ, Inc.	2.44%
Tyler Technologies, Inc.	3.75%	Greenbrier Cos., Inc.	2.40%
Gulfport Energy Corp.	3.39%	Universal Stainless & Alloy	2.33%
Columbus McKinnon Corp.	3.07%	Products, Inc.
* A listing of all portfolio holdings can be found beginning on page 16.
				Growth of $10,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Performance shown for periods prior to the inception date of Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	Universal Electronics, Inc.	3.21%	Compass Diversified Holdings	2.21%
	Tyler Technologies, Inc.	2.56%	Gulfport Energy Corp.	2.16%
	Interactive Intelligence Group,	2.54%	Columbus McKinnon Corp.	2.15%
	Inc.		Synchronoss Technologies, Inc.	2.09%
	EnerSys, Inc.	2.37%	Greenbrier Cos., Inc.	2.03%
	AZZ, Inc.	2.36%
	*A listing of all portfolio holdings can be found beginning on page 20.
Growth of $10,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)
RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (%of fund’s net assets)
Patrick Industries, Inc.	0.92%	Strattec Security Corp.	0.71%	Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)
PharMerica Corp.	0.92%	REX American Resources Corp.	0.69%
Methode Electronics, Inc.	0.81%	Tessco Technologies, Inc.	0.64%
Federated National Holding Co.	0.75%	Bancorp, Inc.	0.63%
Measurement Specialties, Inc.	0.71%	Allied Motion Technologies, Inc.	0.63%
* A listing of all portfolio holdings can be found beginning on page 23.
				Growth of $10,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

	FUND STATISTICS (UNAUDITED)
	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index
Asset Allocation (as of 3/31/14) (% of fund’s investments) & Top Five Industries (as of 3/31/14) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/14) (% of fund’s net assets)	Hartford Financial Services	3.13%	Jarden Corp.	2.37%
	Group, Inc.		AmerisourceBergen Corp.	2.31%
	KKR Financial Holdings LLC	2.80%	CIT Group, Inc.	2.24%
	CMS Energy Corp.	2.76%	HCC Insurance Holdings, Inc.	2.23%
	Skyworks Solutions, Inc.	2.50%	Alaska Air Group, Inc.	2.21%
	NXP Semiconductor NV	2.49%
	*A listing of all portfolio holdings can be found beginning on page 34.
Growth of $10,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $10,000 over the period from December 31, 2009 to March 31, 2014 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 99.54%
Consumer Discretionary — 13.24%
12,800	Dorman Products, Inc.*	$755,968
21,400	DSW, Inc., Class A	767,404
8,900	Fossil Group, Inc.*	1,037,829
59,320	LKQ Corp.*	1,563,082
20,600	Monro Muffler Brake, Inc.	1,171,728
5,500	Panera Bread Co., Class A*	970,585
30,400	Tractor Supply Co.	2,147,152
13,700	Under Armour, Inc., Class A*	1,570,568
15,900	Vitamin Shoppe, Inc.*	755,568

		10,739,884

Consumer Staples — 5.47%
15,900	Church & Dwight Co., Inc.	1,098,213
12,000	PriceSmart, Inc.	1,211,160
9,300	TreeHouse Foods, Inc.*	669,507
20,500	United Natural Foods, Inc.*	1,453,860

		4,432,740

Energy — 5.19%
9,400	Dril-Quip, Inc.*	1,053,740
9,700	Gulfport Energy Corp.*	690,446
17,880	Oceaneering International, Inc.	1,284,857
18,000	Unit Corp.*	1,176,840

		4,205,883

Financials — 7.82%
5,900	Affiliated Managers Group, Inc.*	1,180,295
18,600	Eaton Vance Corp.	709,776
16,400	First Cash Financial Services, Inc.*	827,544
23,100	HCC Insurance Holdings, Inc.	1,050,819
26,300	Raymond James Financial, Inc.	1,470,959
8,800	Signature Bank*	1,105,192

		6,344,585

Health Care — 18.53%
17,500	Cantel Medical Corp.	590,100
23,440	Catamaran Corp.*	1,049,174
17,900	Cepheid, Inc.*	923,282
8,600	Charles River Laboratories International, Inc.*	518,924
6,800	Edwards Lifesciences Corp.*	504,356
12,900	Henry Schein, Inc.*	1,539,873
10,300	IDEXX Laboratories, Inc.*	1,250,420
10,800	Integra LifeSciences Holdings Corp.*	496,692
5,700	Laboratory Corp of America Holdings*	559,797

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
4,700	Mettler-Toledo International, Inc.*	$1,107,696
9,300	MWI Veterinary Supply, Inc.*	1,447,266
21,400	NuVasive, Inc.*	821,974
20,900	PAREXEL International Corp.*	1,130,481
8,800	Varian Medical Systems, Inc.*	739,112
26,200	Volcano Corp.*	516,402
9,000	Waters Corp.*	975,690
19,500	West Pharmaceutical Services, Inc.	858,975

		15,030,214

Industrials — 22.23%
6,800	Alliant Techsystems, Inc.	966,620
35,300	AMETEK, Inc.	1,817,597
13,200	Clean Harbors, Inc.*	723,228
20,500	Copart, Inc.*	745,995
22,840	Donaldson Co., Inc.	968,416
16,600	Flowserve Corp.	1,300,444
8,140	Huron Consulting Group, Inc.*	515,913
11,800	Jacobs Engineering Group, Inc.*	749,300
11,000	Landstar System, Inc.	651,420
13,200	MSC Industrial Direct Co., Inc., Class A	1,142,064
18,300	Portfolio Recovery Associates, Inc.*	1,058,838
12,700	Proto Labs, Inc.*	859,409
10,800	Stericycle, Inc.*	1,227,096
10,600	Teledyne Technologies, Inc.*	1,031,698
10,400	Towers Watson & Co., Class A	1,186,120
23,700	TriMas Corp.*	786,840
10,300	WageWorks, Inc.*	577,933
17,300	Waste Connections, Inc.	758,778
23,300	Woodward, Inc.	967,649

		18,035,358

Information Technology — 19.66%
11,020	ANSYS, Inc.*	848,760
35,500	Aruba Networks, Inc.*	665,625
22,610	Autodesk, Inc.*	1,111,960
24,600	Bottomline Technologies, Inc.*	864,690
24,900	Cardtronics, Inc.*	967,365
7,500	F5 Networks, Inc.*	799,725
16,700	Global Payments, Inc.	1,187,537
15,200	Informatica Corp.*	574,256
8,700	Mercadolibre, Inc.	827,457
17,650	Microchip Technology, Inc.	842,964
18,000	MICROS Systems, Inc.*	952,740
19,050	National Instruments Corp.	546,545
26,200	Open Text Corp.	1,250,002
41,900	Riverbed Technology, Inc.*	825,849
8,200	SPS Commerce, Inc.*	503,890

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
25,600	Synopsys, Inc.*	$983,296
9,900	Ultimate Software Group, Inc.*	1,356,300
8,800	WEX, Inc.*	836,440

		15,945,401

Materials — 7.40%
11,600	Airgas, Inc.	1,235,516
16,100	AptarGroup, Inc.	1,064,210
21,300	Balchem Corp.	1,110,156
17,500	HB Fuller Co.	844,900
10,600	Reliance Steel & Aluminum Co.	748,996
10,700	Sigma-Aldrich Corp.	999,166

		6,002,944

Total Common Stocks		80,737,009

(Cost $48,271,762)
Investment Company — 0.69%
562,430	JPMorgan Prime Money Market Fund, Institutional Class	562,430

Total Investment Company		562,430

(Cost $562,430)

Total Investments		$81,299,439
(Cost $48,834,192)(a) — 100.23%

Liabilities in excess of other assets — (0.23)%		(185,497)

NET ASSETS — 100.00%		$81,113,942

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 97.62%
Consumer Discretionary — 21.02%
147,243	Bridgepoint Education, Inc.*	$2,192,448
114,438	Delta Apparel, Inc.*	1,872,206
42,200	Destination Maternity Corp.	1,156,280
456,618	Destination XL Group, Inc.*	2,575,326
69,400	Grand Canyon Education, Inc.*	3,240,980
68,000	Kona Grill, Inc.*	1,385,160
99,600	Libbey, Inc.*	2,589,600
24,600	Red Robin Gourmet Burgers, Inc.*	1,763,328
109,800	RG Barry Corp.	2,073,024
170,600	Smith & Wesson Holding Corp.*	2,494,172
44,800	Sodastream International Ltd.*	1,975,680
15,900	Tandy Leather Factory, Inc.*	153,594
151,600	Universal Electronics, Inc.*	5,819,924
240,300	Zagg, Inc.*	1,110,186

		30,401,908

Energy — 7.18%
124,600	Emerald Oil, Inc.*	837,312
32,108	Geospace Technologies Corp.*	2,124,586
68,800	Gulfport Energy Corp.*	4,897,184
98,000	Ring Energy, Inc.*	1,495,480
96,100	Synergy Resources Corp.*	1,033,075

		10,387,637

Financials — 9.79%
205,300	Asta Funding, Inc.*	1,697,831
70,900	Boston Private Financial Holdings, Inc.	959,277
91,059	CoBiz Financial, Inc.	1,049,000
207,900	Compass Diversified Holdings	3,931,389
22,234	East West Bancorp, Inc.	811,541
57,400	LaSalle Hotel Properties REIT	1,797,194
27,626	Mercantile Bank Corp.	569,648
11,100	National Interstate Corp.	297,591
71,174	Northrim BanCorp, Inc.	1,828,460
74,400	Performant Financial Corp.*	673,320
30,700	Washington Banking Co.	545,846

		14,161,097

Health Care — 6.07%
274,000	BioScrip, Inc.*	1,912,520
82,900	Exactech, Inc.*	1,870,224
24,200	Meridian Bioscience, Inc.	527,318
211,600	Streamline Health Solutions, Inc.*	1,064,348
20,500	SurModics, Inc.*	463,300
84,800	US Physical Therapy, Inc.	2,931,536

		8,769,246

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
Industrials — 23.33%
51,400	Acacia Research Corp.	$785,392
174,300	Air Transport Services Group, Inc.*	1,368,255
111,456	Allied Defense Group, Inc. (The)*(a)(b)(c)	8,916
79,000	AZZ, Inc.	3,529,720
165,525	Columbus McKinnon Corp.*	4,434,415
65,900	Ducommun, Inc.*	1,651,454
130,200	Ennis, Inc.	2,157,414
75,000	GP Strategies Corp.*	2,042,250
76,100	Greenbrier Cos., Inc.*	3,470,160
199,800	Hudson Technologies, Inc.*	559,440
32,300	Marten Transport Ltd.	695,096
25,700	Mistras Group, Inc.*	585,189
95,700	NN, Inc.	1,885,290
32,725	Old Dominion Freight Line, Inc.*	1,856,817
50,900	Orion Marine Group, Inc.*	639,813
38,000	Patrick Industries, Inc.*	1,684,540
185,600	PGT, Inc.*	2,136,256
70,700	Sparton Corp.*	2,070,096
50,150	Sun Hydraulics Corp.	2,171,997

		33,732,510

Information Technology — 20.79%
45,582	Aspen Technology, Inc.*	1,930,853
116,774	Computer Task Group, Inc.	1,983,990
55,700	comScore, Inc.*	1,826,403
275,300	Cyren Ltd.*	993,833
248,700	Glu Mobile, Inc.*	1,178,838
56,000	GSI Group, Inc.*	731,360
76,800	Interactive Intelligence Group, Inc.*	5,568,000
135,900	KEYW Holding Corp. (The)*	2,542,689
68,500	NIC, Inc.	1,322,735
67,300	RMG Networks Holding Corp.*	379,572
94,200	Sapiens International Corp.*	763,962
104,342	Tessco Technologies, Inc.	3,898,217
64,800	Tyler Technologies, Inc.*	5,422,464
87,675	Vishay Precision Group, Inc.*	1,523,791

		30,066,707

Materials — 7.32%
56,116	Intertape Polymer Group, Inc.	633,550
63,700	Koppers Holdings, Inc.	2,626,351
108,600	Landec Corp.*	1,211,976
264,900	OMNOVA Solutions, Inc.*	2,749,662
99,588	Universal Stainless & Alloy Products, Inc.*	3,363,087

		10,584,626

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
Telecommunication Services — 0.85%
15,200	Magicjack Vocaltec Ltd.*	$322,696
385,700	Towerstream Corp.*	906,395

		1,229,091

Utilities — 1.27%
55,800	Unitil Corp.	1,832,472

Total Common Stocks		141,165,294

(Cost $78,866,972)
Rights/Warrants — 0.03%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	29,154
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	21,648

Total Rights/Warrants		50,802

(Cost $0)

Exchange Traded Funds — 1.88%
65,900	SPDR S&P Regional Banking	2,726,942

Total Exchange Traded Funds		2,726,942

(Cost $2,131,182)
Investment Company — 0.53%
761,015	JPMorgan Prime Money Market Fund, Institutional Class	761,015

Total Investment Company		761,015

(Cost $761,015)

Total Investments		$144,704,053
(Cost $81,759,169)(d) — 100.06%

Liabilities in excess of other assets — (0.06)%		(91,024)

NET ASSETS — 100.00%		$144,613,029

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is considered illiquid as to its marketability.

The total investment in restricted and illiquid securities representing $8,916 or 0.01% of net assets were as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/14 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/24/2013	$—	$0.08

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 93.01%
Consumer Discretionary — 19.75%
84,300	Ascena Retail Group, Inc.*	$1,456,704
58,800	Destination Maternity Corp.	1,611,120
570,000	Destination XL Group, Inc.*	3,214,800
63,100	Drew Industries, Inc.	3,420,020
92,300	Fox Factory Holding Corp.*	1,744,470
73,100	Grand Canyon Education, Inc.*	3,413,770
35,040	Helen of Troy Ltd.*	2,425,819
33,700	Hillenbrand, Inc.	1,089,521
133,600	Libbey, Inc.*	3,473,600
104,350	RG Barry Corp.	1,970,128
64,000	Sally Beauty Holdings, Inc.*	1,753,600
247,000	Smith & Wesson Holding Corp.*	3,611,140
62,900	Sodastream International Ltd.*	2,773,890
67,062	Steven Madden Ltd.*	2,412,891
187,623	Universal Electronics, Inc.*	7,202,847
53,400	Vera Bradley, Inc.*	1,441,266
291,700	ZAGG, Inc.*	1,347,654

		44,363,240

Energy — 5.24%
56,300	Athlon Energy, Inc.*	1,995,835
8,200	CARBO Ceramics, Inc.	1,131,518
37,700	Geospace Technologies Corp.*	2,494,609
68,200	Gulfport Energy Corp.*	4,854,476
84,100	Ring Energy, Inc.*	1,283,366

		11,759,804

Financials — 8.82%
84,500	AMERISAFE, Inc.	3,710,395
41,327	Asta Funding, Inc.*	341,774
11,300	BancFirst Corp.	639,919
42,400	Chemical Financial Corp.	1,375,880
37,900	Community Bank System, Inc.	1,478,858
262,900	Compass Diversified Holdings	4,971,439
133,800	KKR Financial Holdings LLC	1,548,066
52,600	LaSalle Hotel Properties REIT	1,646,906
63,400	ProAssurance Corp.	2,823,202
57,300	Safeguard Scientifics, Inc.*	1,270,914

		19,807,353

Health Care — 6.65%
11,800	Analogic Corp.	968,898
58,400	Bio-Reference Labs, Inc.*	1,616,512
377,600	BioScrip, Inc.*	2,635,648
29,600	Hanger, Inc.*	996,928
80,400	Masimo Corp.*	2,195,724

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
63,900	US Physical Therapy, Inc.	$2,209,023
97,900	West Pharmaceutical Services, Inc.	4,312,495

		14,935,228

Industrials — 25.26%
53,614	Acacia Research Corp.	819,222
356,600	ACCO Brands Corp.*	2,196,656
66,254	Astronics Corp.*	4,201,166
118,622	AZZ, Inc.	5,300,031
15,400	Chart Industries, Inc.*	1,225,070
180,600	Columbus McKinnon Corp.*	4,838,274
93,300	Ducommun, Inc.*	2,338,098
76,700	EnerSys, Inc.	5,314,543
118,100	GP Strategies Corp.*	3,215,863
100,100	Greenbrier Cos., Inc.*	4,564,560
92,000	Insteel Industries, Inc.	1,809,640
140,700	Interface, Inc.	2,891,385
41,400	Mistras Group, Inc.*	942,678
50,150	Old Dominion Freight Line, Inc.*	2,845,511
50,900	Patrick Industries, Inc.*	2,256,397
40,200	Powell Industries, Inc.	2,604,960
107,700	Primoris Services Corp.	3,228,846
56,500	Sun Hydraulics Corp.	2,447,015
47,700	Wabtec Corp.	3,696,750

		56,736,665

Information Technology — 21.39%
72,700	Aspen Technology, Inc.*	3,079,572
108,639	Computer Task Group, Inc.	1,845,777
78,600	Interactive Intelligence Group, Inc.*	5,698,500
58,600	InterDigital, Inc.	1,940,246
96,000	KEYW Holding Corp. (The)*	1,796,160
67,700	Liquidity Services, Inc.*	1,763,585
57,700	Measurement Specialties, Inc.*	3,914,945
114,400	NIC, Inc.	2,209,064
38,300	Sapient Corp.*	653,398
98,200	Skyworks Solutions, Inc.*	3,684,464
50,500	Synaptics, Inc.*	3,031,010
136,900	Synchronoss Technologies, Inc.*	4,694,301
174,400	Take-Two Interactive Software, Inc.*	3,824,592
111,200	Tessco Technologies, Inc.	4,154,432
68,600	Tyler Technologies, Inc.*	5,740,448

		48,030,494

Materials — 5.90%
115,400	FutureFuel Corp.	2,342,620
16,200	Kaiser Aluminum Corp.	1,157,004
77,189	Koppers Holdings, Inc.	3,182,502

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
88,200	Landec Corp.*	$984,312
287,300	OMNOVA Solutions, Inc.*	2,982,174
77,091	Universal Stainless & Alloy Products, Inc.*	2,603,363

		13,251,975

Total Common Stocks		208,884,759

(Cost $155,462,097)
Exchange Traded Funds — 3.89%
75,100	iShares Russell 2000 Index Fund	8,737,134

Total Exchange Traded Funds		8,737,134

(Cost $7,933,360)
Investment Company — 4.93%
11,073,952	JPMorgan Prime Money Market Fund, Institutional Class	11,073,952

Total Investment Company		11,073,952

(Cost $11,073,952)

Total Investments		$228,695,845
(Cost $174,469,409)(a) — 101.83%

Liabilities in excess of other assets — (1.83)%		(4,119,966)

NET ASSETS — 100.00%		$224,575,879

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 91.97%
Consumer Discretionary — 18.45%
15,000	ALCO Stores, Inc.*	$147,150
3,725	Ambassadors International, Inc.*	30
18,000	Ambow Education Holding Ltd. ADR*(a)(b)	17,100
11,900	America’s Car-Mart, Inc.*	436,968
6,400	Arctic Cat, Inc.	305,856
700	Biglari Holdings, Inc.*	341,243
8,600	Blyth, Inc.	92,278
37,800	Books-A-Million, Inc.*	90,720
13,427	Bowl America, Inc., Class A	208,119
11,800	Brown Shoe Co., Inc.	313,172
41,800	Build-A-Bear Workshop, Inc.*	402,534
39,200	Carriage Services, Inc.	715,008
8,900	Core-Mark Holding Co., Inc.	646,140
25,800	CSS Industries, Inc.	696,600
30,200	Delta Apparel, Inc.*	494,072
12,800	E.W. Scripps Co. (The), Class A*	226,816
19,200	Entercom Communications Corp., Class A*	193,344
22,400	Flexsteel Industries, Inc.	842,688
32,600	Fred’s, Inc., Class A	587,126
53,400	Hastings Entertainment, Inc.*	159,132
11,400	Haverty Furniture Cos., Inc.	338,580
12,800	Helen of Troy Ltd.*	886,144
32,600	hhgregg, Inc.*	313,286
27,100	Hooker Furniture Corp.	424,386
46,300	Isle of Capri Casinos, Inc.*	355,121
10,500	JAKKS Pacific, Inc.	75,810
20,500	Johnson Outdoors, Inc., Class A	521,110
82,000	Journal Communications, Inc., Class A*	726,520
23,500	Kid Brands, Inc.*	8,225
47,910	Lakeland Industries, Inc.*	304,708
95,270	Lazare Kaplan International, Inc.*	126,709
15,700	La-Z-Boy, Inc.	425,470
25,400	Leapfrog Enterprises, Inc.*	190,500
28,300	Lifetime Brands, Inc.	505,438
42,500	Luby’s, Inc.*	261,800
10,000	M/I Homes, Inc.*	224,200
45,900	Marcus Corp.	766,530
22,300	MarineMax, Inc.*	338,737
7,500	McRae Industries, Inc., Class A	232,500
22,600	Media General, Inc., Class A*	415,162
21,300	Mestek, Inc.*	359,970
17,400	Modine Manufacturing Co.*	254,910
14,300	Movado Group, Inc.	651,365
4,700	NACCO Industries, Inc., Class A	254,787
28,200	Nautilus, Inc.*	271,566
10,300	Nobility Homes, Inc.*	120,510

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	$0
16,350	Perry Ellis International, Inc.*	224,649
119,400	Point.360*	54,924
41,200	Radio One, Inc., Class D*	195,288
51,900	Red Lion Hotels Corp.*	302,577
18,150	REX American Resources Corp.*	1,035,457
35,200	Rocky Brands, Inc.	506,528
61,500	Ruby Tuesday, Inc.*	345,015
15,700	Saga Communications, Inc., Class A	780,133
39,150	Salem Communications Corp., Class A	391,109
39,000	Shiloh Industries, Inc.*	691,860
82	Sizmek, Inc.*	872
22,300	Stage Stores, Inc.	545,235
21,800	Standard Motor Products, Inc.	779,786
28,900	Stein Mart, Inc.	404,889
16,900	Stoneridge, Inc.*	189,787
14,600	Strattec Security Corp.	1,054,558
29,500	Superior Industries International, Inc.	604,455
28,200	Systemax, Inc.*	420,462
65,200	Trans World Entertainment Corp.	236,676
19,000	TravelCenters of America LLC*	154,850
32,100	Tuesday Morning Corp.*	454,215
32,100	Unifi, Inc.*	740,547
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	623,808
1,397	Walking Co. Holdings, Inc. (The)	10,198
11,000	Weyco Group, Inc.	297,220
13,100	Zale Corp.*	273,921

		27,589,159

Consumer Staples — 2.70%
7,350	Andersons, Inc. (The)	435,414
53,200	Central Garden and Pet Co.*	432,516
16,700	Chiquita Brands International, Inc.*	207,915
25,800	Ingles Markets, Inc., Class A	614,556
12,200	Oil-Dri Corp. of America	421,388
63,000	Omega Protein Corp.*	760,410
39,200	Roundy’s, Inc.	269,696
73,000	Royal Hawaiian Orchards LP	205,860
29,640	Spartan Stores, Inc.	687,944

		4,035,699

Energy — 2.95%
9,200	Basic Energy Services, Inc.*	252,172
38,900	Callon Petroleum Co.*	325,593
7,300	Calumet Specialty Products Partners LP	188,632
12,300	Constellation Energy Partners LLC*	31,980
7,500	Global Partners LP	274,200

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
22,600	Harvest Natural Resources, Inc.*	$84,976
27,900	Knightsbridge Tankers Ltd.	378,045
19,300	Natural Gas Services Group, Inc.*	581,702
26,800	Newpark Resources, Inc.*	306,860
9,800	Niska Gas Storage Partners LLC	142,296
26,700	North American Energy Partners, Inc.	192,240
14,600	PHI, Inc.*	612,908
11,900	PHI, Inc., Non voting*	526,456
7,200	Rose Rock Midstream LP	298,728
14,700	Swift Energy Co.*	158,172
17,600	Teekay Tankers, Ltd., Class A	62,304
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0

		4,417,264

Financials — 22.59%
39,150	Affirmative Insurance Holdings, Inc.*	99,833
12,800	AG Mortgage Investment Trust, Inc. REIT	224,128
10,600	Agree Realty Corp. REIT	322,346
24,000	American Equity Investment Life Holding Co.	566,880
14,970	American Independence Corp.*	161,077
29,990	Ameris Bancorp*	698,767
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	362,534
13,600	Apollo Residential Mortgage, Inc. REIT	220,728
40,600	Arbor Realty Trust, Inc. REIT	280,952
15,300	Ares Commercial Real Estate Corp. REIT	205,173
8,100	Arlington Asset Investment Corp., Class A	214,488
59,500	Asta Funding, Inc.*	492,065
17,400	Baldwin & Lyons, Inc., Class B	457,446
40,700	Banc of California, Inc.	499,389
12,400	Banco Latinoamericano de Comercio Exterior SA	327,484
49,900	Bancorp, Inc.*	938,619
7,028	Banner Corp.	289,624
100,000	Beverly Hills Bancorp, Inc.*	1,800
33,600	California First National Bancorp	515,760
4,211	Capital Bank Financial Corp., Class A*	105,738
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	226,681
49,950	Citizens, Inc.*	369,630
101,200	Consumer Portfolio Services*	692,208
15,756	Cowen Group, Inc., Class A*	69,484
35,777	Donegal Group, Inc., Class A	521,629
8,444	Donegal Group, Inc., Class B	228,748
59,540	Dynex Capital, Inc. REIT	532,883
22,700	EMC Insurance Group, Inc.	806,531
21,600	Federal Agricultural Mortgage Corp., Class C	718,200
60,900	Federated National Holding Co.	1,115,688
29,500	First Defiance Financial Corp.	800,040
9,400	First Financial Corp.	316,592

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
6,793	First Financial Holdings, Inc.	$425,378
41,200	First Merchants Corp.	891,568
38,000	First Place Financial Corp.*	84
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	14,665
2,250	FRMO Corp.*	16,650
19,700	Gain Capital Holdings, Inc.	212,957
11,200	Getty Realty Corp. REIT	211,568
7,100	Guaranty Bancorp.	101,175
33,300	HF Financial Corp.	446,220
9,459	Hudson Valley Holding Corp.	180,194
11,968	Huntington Bancshares, Inc.	119,321
36,700	Independence Holding Co.	492,514
7,800	Infinity Property & Casualty Corp.	527,514
26,400	Intervest Bancshares Corp., Class A*	196,680
7,000	Investors Title Co.	531,300
17,400	JAVELIN Mortgage Investment Corp. REIT	233,334
22,700	Jefferson Bancshares, Inc.*	176,606
21,600	JMP Group, Inc.	153,576
16,500	Kansas City Life Insurance Co.	795,300
12,200	Manning & Napier, Inc.	204,594
30,890	Marlin Business Services Corp.	642,821
60,150	Meadowbrook Insurance Group, Inc.	350,675
79,100	MicroFinancial, Inc.	622,517
23,100	Monmouth Real Estate Investment Corp. REIT, Class A	220,374
45,000	MutualFirst Financial, Inc.	854,550
5,300	National Security Group, Inc.	53,159
3,500	National Western Life Insurance Co., Class A	855,750
9,900	Navigators Group, Inc.*	607,761
39,788	Nicholas Financial, Inc.	625,865
29,900	OFG Bancorp.	513,981
15,700	One Liberty Properties, Inc. REIT	334,724
15,700	Onebeacon Insurance Group, Ltd., Class A	242,722
4,800	Oppenheimer Holdings, Inc., Class A	134,640
14,800	Pacific Mercantile Bancorp*	91,908
2,468	Park Sterling Corp.	16,412
25,200	Peoples Bancorp, Inc.	623,196
7,300	Piper Jaffray Cos.*	334,340
32,900	PMC Commercial Trust REIT	151,011
15,900	Provident Financial Holdings, Inc.	245,178
17,400	Ramco-Gershenson Properties Trust REIT	283,620
39,674	Reis, Inc.*	716,116
20,400	Resource Capital Corp. REIT	113,628
9,100	Safety Insurance Group, Inc.	490,035
12,300	Simmons First National Corp., Class A	458,421
33,500	Southwest Bancorp, Inc.	591,610
50,662	Sterling Bancorp	641,381
10,600	Stewart Information Services Corp.	372,378

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
29,200	Sun Bancorp, Inc.*	$98,112
41,900	SWS Group, Inc.*	313,412
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	215,160
52,000	Unico American Corp.*	676,000
88,216	United Community Financial Corp.*	345,807
19,000	United Western Bancorp, Inc.*	903
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	223,128
15,000	Walker & Dunlop, Inc.*	245,250
14,041	Western Asset Mortgage Capital Corp. REIT	219,601
15,300	Whitestone REIT	220,932
31,800	Winthrop Realty Trust REIT	368,562
12,100	ZAIS Financial Corp. REIT	201,586
4,600	Ziegler Cos., Inc. (The)*	133,400

		33,764,969

Health Care — 5.14%
30,800	Albany Molecular Research, Inc.*	572,572
11,000	American Shared Hospital Services*	35,310
34,900	AngioDynamics, Inc.*	549,675
53,000	BioScrip, Inc.*	369,940
18,200	Cambrex Corp.*	343,434
15,200	Capital Senior Living Corp.*	395,048
18,800	CONMED Corp.	816,860
21,300	Cross Country Healthcare, Inc.*	171,891
43,000	CryoLife, Inc.	428,280
55,200	Five Star Quality Care, Inc.*	268,272
20,370	Hanger, Inc.*	686,062
8,600	Invacare Corp.	164,002
6,300	Kewaunee Scientific Corp.	102,690
9,662	Kindred Healthcare, Inc.	226,284
12,800	Lannett Co., Inc.*	457,216
15,000	MedCath Corp.*(a)(b)(c)	20,550
49,300	PharMerica Corp.*	1,379,414
44,500	Symmetry Medical, Inc.*	447,670
15,900	Triple-S Management Corp., Class B*	256,626

		7,691,796

Industrials — 22.07%
39,339	Aceto Corp.	790,320
27,100	Aegean Marine Petroleum Network, Inc.	267,206
3,000	Aegion Corp.*	75,930
14,800	Alamo Group, Inc.	804,084
80,900	Allied Motion Technologies, Inc.	937,631
7,100	Altra Industrial Motion Corp.	253,470
24,300	Ameresco, Inc., Class A*	183,708
11,400	Ampco-Pittsburgh Corp.	215,118
8,100	AMREP Corp.*	51,192

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
9,100	Argan, Inc.	$270,543
19,200	Baltic Trading Ltd.	121,152
14,900	CAI International, Inc.*	367,583
35,400	CBIZ, Inc.*	324,264
13,400	CDI Corp.	229,810
8,774	Ceco Environmental Corp.	145,561
30,400	Celadon Group, Inc.	730,816
85,425	Cenveo, Inc.*	259,692
2,400	Chicago Rivet & Machine Co.	94,848
10,300	Comfort Systems USA, Inc.	156,972
31,878	Compx International, Inc.	326,112
30,800	Dolan Co. (The)*	493
13,600	Douglas Dynamics, Inc.	236,912
23,200	Ducommun, Inc.*	581,392
16,100	Dycom Industries, Inc.*	508,921
4,150	Eagle Bulk Shipping Inc*	16,559
13,100	Eastern Co. (The)	211,303
8,480	Ecology and Environment, Inc., Class A	81,238
13,600	Encore Wire Corp.	659,736
34,100	Ennis, Inc.	565,037
8,200	EnPro Industries, Inc.*	595,894
20,100	Espey Manufacturing & Electronics Corp.	547,725
56,000	Excel Maritime Carriers Ltd.*(a)(b)(c)	0
27,000	Federal Signal Corp.*	402,300
19,900	FLY Leasing Ltd. ADR	298,500
11,300	G&K Services, Inc., Class A	691,221
11,200	Genco Shipping & Trading Ltd.*	19,712
22,300	GenCorp, Inc.*	407,421
32,900	Gibraltar Industries, Inc.*	620,823
8,600	GP Strategies Corp.*	234,178
14,100	Greenbrier Cos., Inc.*	642,960
29,000	Griffon Corp.	346,260
22,250	Hardinge, Inc.	320,400
7,600	Hill International, Inc.*	41,800
23,350	International Shipholding Corp.	687,424
23,500	Jinpan International Ltd.	176,955
7,100	Kadant, Inc.	258,937
11,700	Key Technology, Inc.*	152,919
14,500	Kforce, Inc.	309,140
34,800	Kimball International, Inc., Class B	630,228
3,908	Kratos Defense & Security Solutions, Inc.*	29,466
64,000	LECG Corp.*	192
33,000	LS Starrett Co. (The), Class A	525,690
44,250	LSI Industries, Inc.	362,407
40,700	Lydall, Inc.*	930,809
30,012	Marten Transport Ltd.	645,858
44,100	Meritor, Inc.*	540,225
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
85,194	MFC Industrial Ltd.	$676,440
29,300	Miller Industries, Inc.	572,229
10,600	Mistras Group, Inc.*	241,362
2,900	National Presto Industries, Inc.	226,316
29,500	NN, Inc.	581,150
15,800	Northwest Pipe Co.*	571,328
17,200	Orion Marine Group, Inc.*	216,204
46,900	PAM Transportation Services, Inc.*	932,372
5,200	Paragon Shipping, Inc., Class A*	35,620
31,160	Patrick Industries, Inc.*	1,381,323
22,100	Pike Electric Corp.*	237,796
11,700	PowerSecure International, Inc.*	274,248
25,000	RCM Technologies, Inc.*	168,250
22,948	RR Donnelley & Sons Co.	410,769
20,500	Rush Enterprises, Inc., Class A*	665,840
39,700	Safe Bulkers, Inc.	377,944
10,400	Schawk, Inc.	207,896
10,900	Signature Group Holdings, Inc.*	111,725
11,500	SL Industries, Inc.*	282,440
8,400	Sparton Corp.*	245,952
9,700	Standex International Corp.	519,726
37,900	Superior Uniform Group, Inc.	555,993
53,820	Supreme Industries, Inc., Class A*	414,952
4,269	SYKES Enterprises, Inc.*	84,825
22,200	Tredegar Corp.	510,822
11,800	Universal Forest Products, Inc.	653,012
13,900	USA Truck, Inc.*	204,608
14,600	Viad Corp.	350,984
43,200	Volt Information Sciences, Inc.*	362,016
68,500	Willdan Group, Inc.*	310,305
35,200	Willis Lease Finance Corp.*	720,544

		32,992,038

Information Technology — 10.39%
60,700	Acorn Energy, Inc.	205,773
10,800	Black Box Corp.	262,872
26,000	Blucora, Inc.*	511,940
59,200	CIBER, Inc.*	271,136
50,000	Comarco, Inc.*	12,000
18,400	Communications Systems, Inc.	236,808
28,000	CTS Corp.	584,640
25,600	Digi International, Inc.*	259,840
24,700	Edgewater Technology, Inc.*	176,605
30,600	Electro Rent Corp.	538,254
14,400	Electro Scientific Industries, Inc.	141,840
12,500	ePlus, Inc.*	697,000
17,000	Exar Corp.*	203,150
8,200	Fabrinet*	170,314

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
23,200	Global Cash Access Holdings, Inc.*	$159,152
17,532	GSI Group, Inc.*	228,968
33,400	Insight Enterprises, Inc.*	838,674
54,375	Integrated Silicon Solution, Inc.*	845,531
13,000	JinkoSolar Holding Co. Ltd. ADR*	363,350
4,800	Kemet Corp.*	27,888
18,300	Magal Security Systems Ltd.*	67,161
15,700	Measurement Specialties, Inc.*	1,065,245
2,285	Mediabistro, Inc.*	5,552
39,700	Methode Electronics, Inc.	1,217,202
33,500	Newport Corp.*	692,780
26,100	Oplink Communications, Inc.*	468,756
70,415	Optical Cable Corp.	270,394
7,600	Park Electrochemical Corp.	227,012
45,200	PC Connection, Inc.	918,464
58,700	Perceptron, Inc.	712,031
31,730	Photronics, Inc.*	270,657
40,600	Richardson Electronics Ltd.	436,856
4,500	Rosetta Stone, Inc.*	50,490
24,600	Rudolph Technologies, Inc.*	280,686
60,100	Sigmatron International, Inc.*	720,599
7,300	STR Holdings, Inc.*	11,607
25,600	Tessco Technologies, Inc.	956,416
12,000	Vishay Precision Group, Inc.*	208,560
14,286	WPCS International, Inc.*	22,143
18,600	XO Group, Inc.*	188,604

		15,526,950

Materials — 4.05%
22,100	Arabian American Development Co.*	239,785
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.*	45,373
15,400	Friedman Industries, Inc.	129,822
4,300	Hawkins, Inc.	157,982
13,900	Innospec, Inc.	628,697
12,900	Materion Corp.	437,697
21,600	Myers Industries, Inc.	430,272
6,800	Neenah Paper, Inc.	351,696
10,400	North American Palladium Ltd.*	4,992
18,100	Olympic Steel, Inc.	519,470
24,900	OMNOVA Solutions, Inc.*	258,462
32,400	Penford Corp.*	465,264
5,200	Quaker Chemical Corp.	409,916
18,400	Schulman (A), Inc.	667,184
4,700	Stepan Co.	303,432
67,100	Thompson Creek Metals Co., Inc.*	146,278
16,000	Universal Stainless & Alloy Products, Inc.*	540,320
3,200	Vulcan International Corp.	121,600

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
11,000	Zep, Inc.	$194,700

		6,052,942

Telecommunication Services — 0.59%
34,400	Premiere Global Services, Inc.*	414,864
25,800	USA Mobility, Inc.	468,786

		883,650

Utilities — 3.04%
15,500	American States Water Co.	500,495
5,108	California Water Service Group	122,285
13,390	Chesapeake Utilities Corp.	845,712
18,700	Connecticut Water Service, Inc.	638,979
16,100	Delta Natural Gas Co., Inc.	333,592
16,600	Empire District Electric Co. (The)	403,712
24,300	Middlesex Water Co.	530,226
18,600	SJW Corp.	549,816
18,876	Unitil Corp.	619,888

		4,544,705

Total Common Stocks		137,499,172

(Cost $108,649,098)
Preferred Stock — 0.60%
3,122	Alere, Inc.	888,615

Total Preferred Stock		888,615

(Cost $504,723)
Exchange Traded Funds — 0.30%
2,700	iShares Russell Microcap Index Fund	208,710
13,400	PowerShares Zacks Micro Cap Portfolio	231,150

Total Exchange Traded Funds		439,860

(Cost $210,668)
Rights/Warrants — 0.02%
32,000	Southern Community Financial Corp. Rights*(a)(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	16,849
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	12,512

Total Rights/Warrants		29,361

(Cost $0)

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 6.86%
10,261,627	JPMorgan Prime Money Market Fund, Institutional Class	10,261,627

Total Investment Company		10,261,627

(Cost $10,261,627)

Total Investments		$149,118,635
(Cost $119,626,116)(d) — 99.75%

Other assets in excess of liabilities — 0.25%		379,516

NET ASSETS — 100.00%		$149,498,151

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability. The total investment in restricted and illiquid securities representing $37,650 or 0.03% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/14 Carrying Value Per Unit
18,000	Ambow Education Holding Ltd. ADR	11/16/2011	$123,967	$ 0.95
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
56,000	Excel Maritime Carriers Ltd.	09/29/2005	$797,033	$—
42,000	First State Bancorporation	09/26/2007	$668,082	$—
15,000	MedCath Corp.	05/23/2008	$306,542	$ 1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2014 (Unaudited)

Shares		Value
Common Stocks — 98.35%
Consumer Discretionary — 8.33%
750	ANN INC.*	$31,110
1,590	Ascena Retail Group, Inc.*	27,475
1,440	Jarden Corp.*	86,155
2,060	Newell Rubbermaid, Inc.	61,594
360	Taylor Morrison Home Corp., Class A*	8,460
451	Tenneco, Inc.*	26,190
760	TRW Automotive Holdings Corp.*	62,031

		303,015

Energy — 8.16%
660	Cameron International Corp.*	40,768
610	Concho Resources, Inc.*	74,725
410	Dresser-Rand Group, Inc.*	23,948
1,020	Gulfport Energy Corp.*	72,604
1,700	Kosmos Energy Ltd.*	18,700
200	Markwest Energy Partners LP	13,064
750	Tesoro Corp.	37,943
310	Tidewater, Inc.	15,072

		296,824

Financials — 25.82%
1,110	American Financial Group, Inc.	64,058
1,830	Amtrust Financial Services, Inc.	68,826
1,660	CIT Group, Inc.	81,373
1,600	Columbia Property Trust, Inc. REIT	43,600
850	Diamondrock Hospitality Co. REIT	9,988
2,320	Fifth Third Bancorp	53,244
1,010	First Republic Bank	54,530
3,230	Hartford Financial Services Group, Inc.	113,922
1,780	HCC Insurance Holdings, Inc.	80,972
8,020	Huntington Bancshares, Inc.	79,959
8,810	KKR Financial Holdings LLC	101,932
590	LaSalle Hotel Properties REIT	18,473
300	PacWest Bancorp	12,903
910	Reinsurance Group of America, Inc.	72,463
870	STAG Industrial, Inc. REIT	20,967
1,180	Unum Group	41,666
680	Walter Investment Management Corp.*	20,284

		939,160

Health Care — 8.76%
1,280	AmerisourceBergen Corp.	83,955
1,160	Centene Corp.*	72,210
1,630	Mylan, Inc.*	79,593
390	Teleflex, Inc.	41,824
500	Universal Health Services, Inc., Class B	41,035

		318,617

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value
Industrials — 18.99%
860	Alaska Air Group, Inc.	$80,247
280	Carlisle Cos., Inc.	22,215
440	Fluor Corp.	34,201
1,560	Herman Miller, Inc.	50,123
300	Kirby Corp.*	30,375
1,260	MRC Global, Inc.*	33,970
650	Owens Corning	28,061
240	Parker Hannifin Corp.	28,730
860	Quanta Services, Inc.*	31,734
700	Ryder System, Inc.	55,944
1,350	Spirit Airlines, Inc.*	80,190
400	Stanley Black & Decker, Inc.	32,496
570	Triumph Group, Inc.	36,811
830	United Rentals, Inc.*	78,800
120	Valmont Industries, Inc.	17,861
1,110	Waste Connections, Inc.	48,685

		690,443

Information Technology — 13.17%
1,560	AOL, Inc.*	68,281
1,100	Arrow Electronics, Inc.*	65,296
730	Avago Technologies Ltd.	47,019
300	Avnet, Inc.	13,959
320	Coherent, Inc.*	20,912
730	Microchip Technology, Inc.	34,865
1,540	NXP Semiconductor NV*	90,567
2,630	RF Micro Devices, Inc.*	20,724
2,420	Skyworks Solutions, Inc.*	90,798
780	Web.Com Group, Inc.*	26,543

		478,964

Materials — 8.87%
270	Ashland, Inc.	26,860
690	Avery Dennison Corp.	34,962
700	Carpenter Technology Corp.	46,228
1,690	Crown Holdings, Inc.*	75,611
614	Cytec Industries, Inc.	59,933
1,640	Ferro Corp.*	22,402
1,670	Owens-Illinois, Inc.*	56,496

		322,492

Utilities — 6.25%
1,540	Calpine Corp.*	32,201
3,430	CMS Energy Corp.	100,430
960	Edison International	54,346
850	NorthWestern Corp.	40,316

		227,293

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2014 (Unaudited)

Shares		Value

Total Common Stocks		$3,576,808

(Cost $3,118,454)
Investment Company — 2.12%
77,033	JPMorgan Prime Money Market Fund, Institutional Class	77,033

Total Investment Company		77,033

(Cost $77,033)

Total Investments		$3,653,841
(Cost $3,195,487)(a) — 100.47%

Liabilities in excess of other assets — (0.47)%		(17,076)

NET ASSETS — 100.00%		$3,636,765

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

36

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37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $48,834,192, $81,759,169, $174,469,409, $119,626,116 and $3,195,487, respectively)	$81,299,439	$144,704,053	$228,695,845	$149,118,635		$3,653,841
Interest and dividends receivable	14,969	54,507	89,533	165,827		3,037
Receivable from advisor	—	—	—	—		5,755
Receivable for capital shares issued	1,092	38,918	315,839	423,255		—
Receivable for investments sold	102,108	98,818	152,973	—		91,476
Prepaid expenses	12,762	11,177	13,469	19,122		7,689

Total Assets	81,430,370	144,907,473	229,267,659	149,726,839		3,761,798

Liabilities:
Payable for capital shares redeemed	11,003	28,648	12,474	61,579		—
Payable for investments purchased	216,903	105,928	4,496,307	—		102,605
Accrued expenses and other payables:
Investment advisory fees	32,471	94,017	113,350	88,349		—
Administration fees	4,903	8,693	12,983	8,858		214
Audit fees	17,127	17,127	17,127	17,127		17,127
Distribution fees	9,465	2,460	7,961	5,483		—
Shareholder reports	4,970	13,569	2,920	11,150		—
Transfer agent fees	12,726	18,024	21,965	28,473		603
Other	6,860	5,978	6,693	7,669		4,484

Total Liabilities	316,428	294,444	4,691,780	228,688		125,033

Net Assets	$81,113,942	$144,613,029	$224,575,879	$149,498,151		$3,636,765

Net Assets Consist Of:
Capital	$46,577,029	$75,013,905	$169,859,577	$116,230,449		$2,827,662
Undistributed net investment income (loss)	(605,200)	(221,467)	27,316	121,278		(5,937)
Accumulated net realized gains (losses) from investment transactions and foreign currency	2,676,866	6,875,707	462,550	3,653,905		356,686
Net unrealized appreciation (depreciation) on investments and foreign currency	32,465,247	62,944,884	54,226,436	29,492,519		458,354

Net Assets	$81,113,942	$144,613,029	$224,575,879	$149,498,151		$3,636,765

Net Assets:
Class A	$13,837,816	$3,449,442	$15,176,459	$9,857,237	$	N/A
Class I	67,276,126	141,163,587	209,399,420	139,640,914		3,636,765

Total	$81,113,942	$144,613,029	$224,575,879	$149,498,151		$3,636,765

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	862,783	124,494	470,637	353,973	N/A
Class I	3,934,793	4,980,976	6,292,520	5,012,667	277,975

Total	4,797,576	5,105,470	6,763,157	5,366,640	277,975

Net Asset Values and Redemption Prices per Share:
Class A(a)	$16.04	$27.71	$32.25	$27.85	N/A

Class I	$17.10	$28.34	$33.28	$27.86	$13.08

Maximum Offering Price Per Share:
Class A	$17.02	$29.40	$34.22	$29.55	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Investment Income:
Dividend income	$160,215	$569,289	$867,691	$1,319,817	$18,466
Foreign tax withholding	(1,170)	(1,647)	—	(1,274)	—

Total Investment Income	159,045	567,642	867,691	1,318,543	18,466

Expenses:
Investment advisory fees	281,038	669,268	780,404	652,961	11,513
Distribution fees - Class A	17,668	3,892	14,064	9,534	—
Accounting fees	14,474	16,102	17,058	16,094	12,549
Administration fees	30,111	54,526	68,859	54,413	1,234
Audit fees	17,295	17,295	17,295	17,295	17,295
Custodian fees	1,558	1,717	3,677	3,174	5,881
Insurance fees	3,243	3,243	3,243	3,243	3,243
Legal fees	1,071	1,457	1,514	1,542	33
Registration and filing fees	32,336	33,973	33,461	31,608	5,100
Shareholder reports	6,906	17,749	9,086	15,115	74
Transfer agent fees	43,567	59,284	69,929	92,796	1,935
Trustees’ fees	913	1,580	1,629	1,682	36
Other fees	4,254	4,709	4,567	10,831	3,229

Total expenses before fee waiver/reimbursement	454,434	884,795	1,024,786	910,288	62,122
Expenses waived/reimbursed by:
Advisor	(65,309)	(95,732)	(184,411)	(124,456)	(47,319)

Net Expenses	389,125	789,063	840,375	785,832	14,803

Net Investment Income (Loss)	(230,080)	(221,421)	27,316	532,711	3,663

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	3,041,319	8,159,527	606,295	14,321,957	440,113
Net change in unrealized appreciation/ depreciation on investments and foreign currency	2,393,414	2,389,665	14,151,226	1,579,423	67,412

Net realized/unrealized gains from investments	5,434,733	10,549,192	14,757,521	15,901,380	507,525

Change in net assets resulting from operations	$5,204,653	$10,327,771	$14,784,837	$16,434,091	$511,188

See notes to the financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(230,080)	$(347,466)
Net realized gains from investment transactions	3,041,319	5,314,408
Net change in unrealized appreciation/depreciation on investments	2,393,414	10,388,736

Change in net assets resulting from operations	5,204,653	15,355,678

Distributions to Class A Shareholders:
From net realized gains	(975,004)	(3,485,068)

Distributions to Class I Shareholders:
From net realized gains	(4,316,659)	(3,769,090)

Change in net assets resulting from shareholder distributions	(5,291,663)	(7,254,158)

Capital Transactions:
Proceeds from shares issued	4,364,852	32,715,374
Distributions reinvested	5,273,833	7,233,484
Cost of shares redeemed	(3,603,774)	(37,348,493)

Change in net assets resulting from capital transactions	6,034,911	2,600,365

Net increase in net assets	5,947,901	10,701,885

Net Assets:
Beginning of period	75,166,041	64,464,156

End of period	$81,113,942	$75,166,041

Distributions in excess of net investment income	$(605,200)	$(375,120)

Share Transactions:
Issued	246,695	2,007,523
Reinvested	311,764	537,266
Redeemed	(212,949)	(2,392,460)

Change in shares resulting from capital transactions	345,510	152,329

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(221,421)	$705,309
Net realized gains from investment transactions	8,159,527	6,348,690
Net change in unrealized appreciation/depreciation on investments	2,389,665	31,397,215

Change in net assets resulting from operations	10,327,771	38,451,214

Distributions to Class A Shareholders:
From net investment income	—	(2,313)
From net realized gains	(74,553)	—

Distributions to Class I Shareholders:
From net investment income	(64,697)	(334,648)
From net realized gains	(3,481,882)	—

Change in net assets resulting from shareholder distributions	(3,621,132)	(336,961)

Capital Transactions:
Proceeds from shares issued	1,589,768	106,784,122
Distributions reinvested	3,407,825	310,577
Cost of shares redeemed	(8,997,802)	(113,188,122)

Change in net assets resulting from capital transactions	(4,000,209)	(6,093,423)

Net increase in net assets	2,706,430	32,020,830

Net Assets:
Beginning of period	141,906,599	109,885,769

End of period	$144,613,029	$141,906,599

Distributions in excess of net investment income/ Undistributed net investment income	$(221,467)	$64,651

Share Transactions:
Issued	57,279	5,510,993
Reinvested	121,845	15,219
Redeemed	(321,483)	(5,817,313)

Change in shares resulting from capital transactions	(142,359)	(291,101)

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$27,316	$483,961
Net realized gains from investment transactions	606,295	5,070,971
Net change in unrealized appreciation/depreciation on investments	14,151,226	25,513,582

Change in net assets resulting from operations	14,784,837	31,068,514

Distributions to Class A Shareholders:
From net investment income	—	(15,421)
From net realized gains	(282,136)	(306,540)

Distributions to Class I Shareholders:
From net investment income	—	(355,306)
From net realized gains	(4,284,423)	(4,545,667)

Change in net assets resulting from shareholder distributions	(4,566,559)	(5,222,934)

Capital Transactions:
Proceeds from shares issued	73,421,817	123,286,270
Distributions reinvested	4,485,112	5,099,117
Cost of shares redeemed	(11,161,168)	(64,014,082)

Change in net assets resulting from capital transactions	66,745,761	64,371,305

Net increase in net assets	76,964,039	90,216,885

Net Assets:
Beginning of period	147,611,840	57,394,955

End of period	$224,575,879	$147,611,840

Undistributed net investment income	$27,316	$—

Share Transactions:
Issued	2,269,275	4,738,387
Reinvested	138,998	208,833
Redeemed	(347,650)	(2,535,144)

Change in shares resulting from capital transactions	2,060,623	2,412,076

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$532,711	$1,358,389
Net realized gains from investment transactions and foreign currency	14,321,957	6,835,847
Net change in unrealized appreciation/depreciation on investments	1,579,423	31,945,681

Change in net assets resulting from operations	16,434,091	40,139,917

Distributions to Class A Shareholders:
From net investment income	(55,248)	(34,892)
Distributions to Class I Shareholders:
From net investment income	(1,284,232)	(1,115,172)

Change in net assets resulting from shareholder distributions	(1,339,480)	(1,150,064)

Capital Transactions:
Proceeds from shares issued	11,844,474	127,187,420
Distributions reinvested	1,252,610	1,084,994
Cost of shares redeemed	(30,025,669)	(147,289,542)

Change in net assets resulting from capital transactions	(16,928,585)	(19,017,128)

Net increase (decrease) in net assets	(1,833,974)	19,972,725
Net Assets:
Beginning of period	151,332,125	131,359,400

End of period	$149,498,151	$151,332,125

Undistributed net investment income	$121,278	$928,047

Share Transactions:
Issued	440,601	6,826,930
Reinvested	46,085	56,070
Redeemed	(1,141,584)	(7,804,172)

Change in shares resulting from capital transactions	(654,898)	(921,172)

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,663	$13,018
Net realized gains from investment transactions	440,113	261,787
Net change in unrealized appreciation/depreciation on investments	67,412	325,044

Change in net assets resulting from operations	511,188	599,849

Distributions to Class I Shareholders:
From net investment income	(10,724)	(33,292)
From net realized gains	(286,232)	(99,652)

Change in net assets resulting from shareholder distributions	(296,956)	(132,944)

Capital Transactions:
Proceeds from shares issued	145,000	240,075
Distributions reinvested	296,956	132,945
Cost of shares redeemed	—	(43,947)

Change in net assets resulting from capital transactions	441,956	329,073

Net increase in net assets	656,188	795,978
Net Assets
Beginning of period	2,980,577	2,184,599

End of period	$3,636,765	$2,980,577

Distributions in excess of net investment income/Undistributed net investment income	$(5,937)	$1,124

Share Transactions:
Issued	12,056	21,288
Reinvested	24,521	12,983
Redeemed	—	(4,201)

Change in shares resulting from capital transactions	36,577	30,070

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2014 (Unaudited)	$16.10	(0.06)(a)	1.16	(b)	1.10	(1.16)	(1.16)	$16.04
Year Ended September 30, 2013	14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04)(a)	(1.17)	(b)	(1.21)	(0.08)	(0.08)	8.89
Class I
Six Months Ended March 31, 2014 (Unaudited)	$17.07	(0.05)(a)	1.24	(b)	1.19	(1.16)	(1.16)	$17.10
Year Ended September 30, 2013	15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02)(a)	(1.21)	(b)	(1.23)	(0.08)	(0.08)	9.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2014 (Unaudited)	6.83%(b)	$13,838	1.18%†(c)	(0.78%)(c)	1.46%(c)	8%
Year Ended September 30, 2013	25.08%	13,620	1.35%	(0.65%)	1.46%	16%
Year Ended September 30, 2012	28.16%	29,755	1.35%	(0.77%)	1.60%	10%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Year Ended September 30, 2009	(11.61%)	19,421	1.35%	(0.47%)	1.88%	62%
Class I
Six Months Ended March 31, 2014 (Unaudited)	6.97%(b)	$67,276	0.92%†(c)	(0.53%)(c)	1.06%(c)	8%
Year Ended September 30, 2013	25.48%	61,546	1.10%	(0.40%)	1.20%	16%
Year Ended September 30, 2012	28.37%	32,825	1.10%	(0.52%)	1.35%	10%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%
Year Ended September 30, 2009	(11.36%)	40,098	1.10%	(0.21%)	1.38%	62%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2014.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2014 (Unaudited)	$26.48	(0.07)(a)	1.98	(b)	1.91	—	(0.68)	(0.68)	$ 27.71
Year Ended September 30, 2013	19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02)(a)	(1.98)	(b)	(2.00)	—	(1.58)	(1.58)	13.37
Class I
Six Months Ended March 31, 2014 (Unaudited)	$27.05	(0.04)(a)	2.02	(b)	1.98	(0.01)	(0.68)	(0.69)	$ 28.34
Year Ended September 30, 2013	19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.57

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2014 (Unaudited)	7.22%(b)	$ 3,449	1.33%(c)	(0.55%)(c)	1.71%(c)	11%
Year Ended September 30, 2013	36.31%	3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%
Class I
Six Months Ended March 31, 2014 (Unaudited)	7.38%(b)	$ 141,164	1.08%(c)	(0.30%)(c)	1.21%(c)	11%
Year Ended September 30, 2013	36.69%	138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.

See notes to financial statements.

49

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2014 (Unaudited)	$30.53	(0.03)(a)	2.57	(b)	2.54	—	(0.82)	(0.82)	$32.25
Year Ended September 30, 2013	24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03)(a)	(2.17)	(b)	(2.20)	—	(2.03)	(2.03)	17.04
Class I(c)
Six Months Ended March 31, 2014 (Unaudited)	$31.45	0.01(a)	2.64	(b)	2.65	—	(0.82)	(0.82)	$33.28
Year Ended September 30, 2013	25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01(a)	(2.18)	(b)	(2.17)	—	(2.03)	(2.03)	17.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2014 (Unaudited)	8.40%(b)	$ 15,176	1.15%(c)	(0.21%)(c)	1.54%(c)	8%
Year Ended September 30, 2013	33.57%	9,186	1.17%††	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%
Class I(d)
Six Months Ended March 31, 2014 (Unaudited)	8.51%(b)	$ 209,399	0.90%(c)	0.05%(c)	1.09%(c)	8%
Year Ended September 30, 2013	33.96%	138,426	0.90%††	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.
††	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

51

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2014 (Unaudited)	$25.10	0.08(a)	2.87	(b)	2.95	(0.20)	—	(0.20)	$27.85
Year Ended September 30, 2013	18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05(a)	(2.30)	(b)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Class I(c)
Six Months Ended March 31, 2014 (Unaudited)	$25.13	0.10(a)	2.89	(b)	2.99	(0.26)	—	(0.26)	$27.86
Year Ended September 30, 2013	18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08(a)	(2.32)	(b)	(2.24)	(0.09)	(0.95)	(1.04)	13.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

52

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2014 (Unaudited)	11.75%(b)	$ 9,857	1.32%(c)	0.59%(c)	1.64%(c)	8%
Year Ended September 30, 2013	33.66%	6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%
Class I(d)
Six Months Ended March 31, 2014 (Unaudited)	11.93%(b)	$ 139,641	1.07%(c)	0.74%(c)	1.23%(c)	8%
Year Ended September 30, 2013	33.96%	144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

53

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2014 (Unaudited)	$12.35	0.01(a)	1.93	—	1.94	(0.04)	(1.17)	(1.21)	$ 13.08
Year Ended September 30, 2013	10.34	0.06(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	12.35
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

54

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Six Months Ended March 31, 2014 (Unaudited)	16.49%(b)	$ 3,637	0.90%(c)	0.22%(c)	3.78%(c)	87%
Year Ended September 30, 2013	26.93%	2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(d)	8.00%(b)	1,753	0.90%(c)	0.26%(c)	12.64%(c)	161%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Not Annualized.
(c)	Annualized.
(d)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

55

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1.Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core & Microcap Value Funds offer two share classes: Class A and Class I shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund and the Microcap Value Fund and Class S shares were converted to Class I shares for SMID Cap Growth Fund and Enterprise Fund. For the Small Cap Core Fund and Microcap Value Fund, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies:

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally

56

NOTES TO FINANCIAL STATEMENTS

will be used and are generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may

57

NOTES TO FINANCIAL STATEMENTS

include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—   Level1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
SMID Cap Growth Fund	$ 81,299,439(a)	$ —	$ —	$ 81,299,439
Enterprise Fund	144,695,137(a)	—	8,916	144,704,053
Small Cap Core Fund	228,695,845(a)	—	—	228,695,845
Microcap Value Fund	148,596,536(a)	484,449(b)	37,650	149,118,635
Mid Cap Value Fund	3,653,841(a)	—	—	3,653,841

(a) The breakdown of the Funds’ investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities in the Consumer Discretionary ($338,857), Financials ($133,400), Industrial ($192) and Information Technology ($12,000) sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2014.

58

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2014, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $307,425 were due to the absence of an active trading market for the securities on March 31, 2014. Securities were transferred from Level 2 to Level 1 in the amount of $322,541 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)

Balance as of 09/30/13 (value)	$585,144
Change in unrealized appreciation (depreciation) *	(576,228)

Balance as of 03/31/14 (value)	$8,916

	Microcap Value Fund
	(Common Stocks- Consumer Discretionary)	(Common Stocks- Financials)	(Common Stocks- Health Care)	(Common Stocks- Industrials)
Balance as of 09/30/13 (value)	$17,100	$—	$20,550	$—
Transfers in	—	432(a)	—	16,520(a)
Change in unrealized appreciation (depreciation) *	—	(432)	—	(16,520)

Balance as of 03/31/14 (value)	$17,100	$—	$20,550	$—

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2014.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

In June 2013, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements “ that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is

59

NOTES TO FINANCIAL STATEMENTS

effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at March 31, 2014.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

60

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%

Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2015.

	Class A Annual Rate	Class I Annual Rate
SMID Cap Growth Fund	1.10%*	0.85%*
Enterprise Fund	1.33%	1.08%
Small Cap Core Fund	1.15%	0.90%
Microcap Value Fund	1.32%	1.07%
Mid Cap Value Fund	N/A	0.90%

* Prior to November 27, 2013, the annual rate for SMID Cap Growth Fund under the expense limitation agreement was 1.10% for Class I and 1.35% for Class A.

Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $60,554, $234,625, $363,290, $233,335 and $96,666 for SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund, respectively. There was no recoupment of expense reimbursements/waivers during the period. Amounts from prior years are no longer subject to recoupment.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

61

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $35,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2014, there were no fees waived by the Distributor.

For the six months ended March 31, 2014, the Distributor received commissions of $49,275 from front-end sales charges of Class A shares of the Funds, of which $7,957 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor also received $10 from CDSC fees from Class A shares of the Funds during the six months ended March 31, 2014.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$8,095,509	$6,596,384
Enterprise Fund	14,982,607	16,797,259
Small Cap Core Fund	76,849,000	14,396,391
Microcap Value Fund	11,895,469	32,389,137
Mid Cap Value Fund	3,041,939	2,828,123

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

62

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$321,194	$4,171,057	$619,868	$1,364,420
Distributions reinvested	972,776	3,481,292	62,473	1,817
Cost of shares redeemed	(1,026,423)	(27,571,388)	(393,781)	(428,084)

Change in Class A	$267,547	$(19,919,039)	$288,560	$938,153

Class I
Proceeds from shares issued and automatic conversion of shares	$4,043,658	$28,511,907	$969,900	$105,332,536
Distributions reinvested	4,301,057	3,752,192	3,345,352	308,760
Cost of shares redeemed	(2,577,351)	(7,897,027)	(8,604,021)	(7,324,115)

Change in Class I	$5,767,364	$24,367,072	$(4,288,769)	$98,317,181

Class C
Proceeds from shares issued	$—	$—	$—	$200
Cost of shares redeemed and automatic conversion of shares	—	(42,627)	—	(458,829)

Change in Class C	$—	$(42,627)	$—	$(458,629)

Class S
Proceeds from shares issued	$—	$32,410	$—	$86,966
Cost of shares redeemed and automatic conversion of shares	—	(1,837,451)	—	(104,977,094)

Change in Class S	$—	$(1,805,041)	$—	$(104,890,128)

Change in net assets resulting from capital transactions	$6,034,911	$2,600,365	$(4,000,209)	$(6,093,423)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	19,565	293,943	22,509	61,757
Reinvested	60,534	266,154	2,283	91
Redeemed	(63,425)	(1,751,257)	(14,511)	(18,979)

Change in Class A	16,674	(1,191,160)	10,281	42,869

Class I
Issued and automatic conversion of shares	227,130	1,711,459	34,770	5,444,648
Reinvested	251,230	271,112	119,562	15,128
Redeemed	(149,524)	(515,970)	(306,972)	(327,537)

Change in Class I	328,836	1,466,601	(152,640)	5,132,239

Class C
Issued	—	—	—	12
Redeemed and automatic conversion of shares	—	(3,189)	—	(26,356)

Change in Class C	—	(3,189)	—	(26,344)

Class S
Issued	—	2,121	—	4,576
Redeemed and automatic conversion of shares	—	(122,044)	—	(5,444,441)

Change in Class S	—	(119,923)	—	(5,439,865)

Change in shares resulting from capital transactions	345,510	(706,856)	(142,359)	(291,101)

63

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$7,139,806	$4,991,741	$2,936,560	$2,119,245
Distributions reinvested	278,675	317,029	41,960	30,911
Cost of shares redeemed	(2,067,159)	(1,734,788)	(345,317)	(1,676,190)

Change in Class A	$5,351,322	$3,573,982	$2,633,203	$473,966

Class I
Proceeds from shares issued and automatic conversion of shares	$66,282,011	$116,533,690	$8,907,914	$123,550,649
Distributions reinvested	4,206,437	4,782,088	1,210,650	1,054,083
Cost of shares redeemed	(9,094,009)	(7,800,072)	(29,680,352)	(20,010,064)

Change in Class I	$61,394,439	$113,515,706	$(19,561,788)	$104,594,668

Class C
Proceeds from shares issued	$—	$—	$—	$482
Cost of shares redeemed and automatic conversion of shares	—	(129,781)	—	(623,403)

Change in Class C	$—	$(129,781)	$—	$(622,921)

Class S
Proceeds from shares issued	$—	$1,760,839	$—	$1,517,044
Cost of shares redeemed and automatic conversion of shares	—	(54,349,441)	—	(124,979,885)

Change in Class S	$—	$(52,588,602)	$—	$(123,462,841)

Change in net assets resulting from capital transactions	$66,745,761	$64,371,305	$(16,928,585)	$(19,017,128)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	227,440	181,819	109,729	102,426
Reinvested	8,889	13,326	1,543	1,596
Redeemed	(66,520)	(62,716)	(12,924)	(75,205)

Change in Class A	169,809	132,429	98,348	28,817

Class I
Issued and automatic conversion of shares	2,041,835	4,485,646	330,872	6,642,749
Reinvested	130,109	195,507	44,542	54,474
Redeemed	(281,130)	(279,447)	(1,128,660)	(931,310)

Change in Class I	1,890,814	4,401,706	(753,246)	5,765,913

Class C
Issued	—	—	—	28
Redeemed and automatic conversion of shares	—	(5,818)	—	(35,792)

Change in Class C	—	(5,818)	—	(35,764)

Class S
Issued	—	70,922	—	81,727
Redeemed and automatic conversion of shares	—	(2,187,163)	—	(6,761,865)

Change in Class S	—	(2,116,241)	—	(6,680,138)

Change in shares resulting from capital transactions	2,060,623	2,412,076	(654,898)	(921,172)

64

NOTES TO FINANCIAL STATEMENTS

	Mid Cap Value Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$145,000	$240,075
Distributions reinvested	296,956	132,945
Cost of shares redeemed	-	(43,947)

Change in net assets resulting from capital transactions	$441,956	$329,073

SHARE TRANSACTIONS:
Class I
Issued	12,056	21,288
Reinvested	24,521	12,983
Redeemed	-	(4,201)

Change in shares resulting from capital transactions	36,577	30,070

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2010, 2011, 2012 and 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$49,090,523	$33,294,550	$(1,085,634)	$32,208,916
Enterprise Fund	82,224,020	66,206,785	(3,726,752)	62,480,033
Small Cap Core Fund	175,018,511	56,952,088	(3,274,754)	53,677,334
Microcap Value Fund	119,762,747	52,630,664	(23,274,776)	29,355,888
Mid Cap Value Fund	3,213,601	469,695	(29,455)	440,240

The tax character of distributions during the fiscal year ended September 30, 2013 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$15,398	$7,238,760	$7,254,158	$7,254,158
Enterprise Fund	336,961	—	336,961	336,961
Small Cap Core Fund	1,115,602	4,107,332	5,222,934	5,222,934
Microcap Value Fund	1,150,064	—	1,150,064	1,150,064
Mid Cap Value Fund	131,308	1,636	132,944	132,944

65

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2014.

As of September 30, 2013, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Microcap Value Fund	$10,824,127	2018

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $375,120 and deferred short-term qualified late-year capital losses of $100,527, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2014, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statement of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 400
Enterprise Fund	903
Small Cap Core Fund	1,309
Microcap Value Fund	13,244

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2014, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events:

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

66

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

67

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14

SMID Cap Growth Fund	Class A	$1,000.00	$1,068.30	$6.08	1.18%
	Class I	1,000.00	1,069.70	4.75	0.92%

Enterprise Fund	Class A	1,000.00	1,072.20	6.87	1.33%
	Class I	1,000.00	1,073.80	5.58	1.08%

Small Cap Core Fund	Class A	1,000.00	1,084.00	5.98	1.15%
	Class I	1,000.00	1,085.10	4.68	0.90%

Microcap Value Fund	Class A	1,000.00	1,117.50	6.97	1.32%
	Class I	1,000.00	1,119.30	5.65	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,164.90	4.86	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

68

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14

SMID Cap Growth Fund	Class A	$1,000.00	$1,019.05	$5.94	1.18%
	Class I	1,000.00	1,020.34	4.63	0.92%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.44	4.53	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2014.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-14

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the Municipal Research Team within RBC GAM (US)’s fixed income group. Raye has extensive experience researching and investing in municipal securities. His research responsibilities include tax-exempt money market securities, general obligations, and revenue bonds. Before joining RBC GAM (US) in 1983, Raye worked at First Bank, where he managed the firm’s municipal and money market trust funds. He was also previously an investment officer at The St. Paul Companies. Raye began his career in the investment industry in 1973. He earned a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder.

Raye C. Kanzenbach, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the rates research team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the Municipal Research Team and is a portfolio manager for the Tax-Free Money Market Fund. His research responsibilities include tax-exempt money market securities and taxable and tax-exempt general obligations and revenue bonds. Chad joined RBC GAM (US) in 2011 from Sentry Insurance, where he was a senior portfolio manager responsible for municipal portfolio management for the firm’s property and casualty and life insurance businesses. He joined Sentry in 2003 after completing his MS in Finance, Investments, and Banking at the University of Wisconsin- Madison School of Business. While attending the Applied Security Analysis Program at Wisconsin, Chad was selected to co-manage a fixed-income portfolio, which spurred his interest in investment research. He earned a BS from the University of Wisconsin-Stevens Point and began his professional career as a medical technologist doing immunohematological testing for Marshfield Clinic Laboratory. Chad is a CFA charterholder and member of the National Federation of Municipal Analysts.

Chad Rice, CFA

3

	PERFORMANCE SUMMARY

Investment Objective	Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.
		Total Return for the Six Months Ended March 31, 2014 (Unaudited)	SEC 7-Day Annualized Yield (1)
			March 31, 2014 (Unaudited)	September 30, 2013
	Prime Money Market Fund
	RBC Institutional Class 1	0.01%	0.01%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

	U.S. Government Money Market Fund
	RBC Institutional Class 1	0.01%	0.01%	0.01%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

	Tax-Free Money Market Fund
	RBC Institutional Class 1 (2)	0.00%	0.00%	0.00%
	RBC Institutional Class 2	0.01%	0.01%	0.01%
	RBC Investor Class	0.01%	0.01%	0.01%
	RBC Reserve Class	0.01%	0.01%	0.01%
	RBC Select Class	0.01%	0.01%	0.01%

(1)   As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

	(2) There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to March 31, 2014.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

4

PERFORMANCE SUMMARY

				Asset Allocation
Money Market Maturity Schedules as a percentage of value of investments based on effective maturity as of March 31, 2014.
	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Less than 8 days	39.6%	41.1%	70.1%
8 to 14 Days	8.4%	4.0%	3.0%
15 to 30 Days	15.4%	22.8%	0.0%
31 to 180 Days	27.3%	26.4%	19.2%
181 to 365 Days	9.3%	5.7%	7.7%

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6

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2014 (Unaudited)

Principal Amount		Value

Asset Backed Commercial Paper — 3.28%
Finance - Diversified Domestic — 3.28%
$17,980,000	Cancara Asset Securitisation LLC, 0.17%, 5/30/14(a)(b)	$17,974,991
50,000,000	Cancara Asset Securitisation LLC, 0.19%, 5/20/14(a)(b)	49,987,069
50,000,000	Cancara Asset Securitisation LLC, 0.19%, 5/30/14(a)(b)	49,984,430
50,000,000	Cancara Asset Securitisation LLC, 0.19%, 7/1/14(a)(b)	49,975,986
50,000,000	Kells Funding LLC, 0.18%, 4/7/14(a)	49,999,850
50,000,000	Kells Funding LLC, 0.20%, 5/9/14(a)(b)	49,989,444
35,000,000	Kells Funding LLC, 0.23%, 2/5/15(a)	35,003,147
15,000,000	Kells Funding LLC, 0.24%, 10/27/14(a)	15,002,752
35,000,000	Kells Funding LLC, 0.24%, 2/5/15(a)	35,000,252
50,000,000	Kells Funding LLC, 0.25%, 1/7/15(a)	50,000,000

Total Asset Backed Commercial Paper		402,917,921

(Cost $402,917,921)
Commercial Paper — 33.04%
Banks - Australia & New Zealand — 4.32%
68,500,000	Australia & New Zealand Banking Group Ltd., 0.18%, 4/17/14(a)(b)	68,494,520
65,000,000	Australia & New Zealand Banking Group Ltd., 0.24%, 6/5/14(a)	64,998,413
85,000,000	Commonwealth Bank Australia, 0.15%, 4/3/14(a)	85,000,009
25,000,000	Commonwealth Bank Australia, 0.22%, 3/19/15(a)	24,997,571
50,000,000	Commonwealth Bank Australia, 0.23%, 5/15/14(a)	50,000,517
25,000,000	Commonwealth Bank Australia, 0.24%, 2/6/15(a)	25,000,000
82,000,000	Commonwealth Bank Australia, 0.26%, 4/4/14(a)	82,000,160
50,000,000	Westpac Banking Corp., 0.27%, 7/11/14(a)	50,009,714
30,000,000	Westpac Banking Corp., 0.28%, 7/11/14(a)	30,000,000
50,000,000	Westpac Banking Corp., 0.28%, 10/31/14(a)(b)	49,917,167

		530,418,071

Banks - Canadian — 0.94%
50,000,000	Bank of Nova Scotia NY, 0.19%, 4/9/14(b)	49,997,889
15,000,000	Bank of Nova Scotia NY, 0.19%, 5/7/14(b)	14,997,150
50,000,000	Bank of Nova Scotia NY, 0.21%, 4/29/14(b)	49,991,833

		114,986,872

Banks - Domestic — 0.41%
50,000,000	Union Bank NA, 0.18%, 4/1/14(b)	50,000,000

Banks - Foreign — 2.68%
50,000,000	Credit Suisse New York, 0.25%, 5/5/14(b)	49,988,194
25,000,000	Credit Suisse New York, 0.26%, 9/22/14(b)	24,968,583
50,000,000	DnB NOR Bank ASA, 0.19%, 5/13/14(a)(b)	49,989,208
50,000,000	DnB NOR Bank ASA, 0.24%, 9/22/14(a)(b)	49,942,000
25,000,000	DnB NOR Bank ASA, 0.27%, 11/25/14(a)(b)	24,956,201
50,000,000	Nederlandse Waterschapsbank NV, 0.21%, 8/13/14(a)	50,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.23%, 10/29/14(a)	50,000,000

7

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$ 30,000,000	Nederlandse Waterschapsbank NV, 0.24%, 12/5/14(a)	$29,998,135

		329,842,321

Banks - Japanese — 1.22%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.20%, 4/8/14(b)	49,998,056
100,000,000	Mitsubishi UFJ Trust & Bank NY, 0.16%, 4/22/14(a)(b)	99,990,666

		149,988,722

Banks - United Kingdom — 2.16%
50,000,000	Barclays Bank Plc, 0.20%, 4/10/14(a)(b)	49,997,500
50,000,000	Barclays Bank Plc, 0.20%, 6/11/14(a)(b)	49,980,278
75,000,000	Standard Chartered Bank, 0.16%, 4/24/14(a)(b)	74,992,333
40,000,000	Standard Chartered Bank, 0.25%, 7/7/14(a)(b)	39,973,056
50,000,000	Standard Chartered Bank, 0.26%, 5/22/14(a)(b)	49,981,583

		264,924,750

Consumer Discretionary — 0.95%
41,750,000	Coca-Cola Co., 0.20%, 10/10/14(a)(b)	41,705,467
25,000,000	Coca-Cola Co., 0.20%, 11/10/14(a)(b)	24,969,028
50,000,000	Nestle Capital Corp., 0.17%, 7/8/14(a)(b)	49,976,861

		116,651,356

Finance - Diversified Domestic — 5.97%
25,000,000	ABB Treasury Center USA, 0.10%, 4/21/14(a)(b)	24,998,611
30,000,000	ABB Treasury Center USA, 0.12%, 4/24/14(a)(b)	29,997,700
60,000,000	ABB Treasury Center USA, 0.12%, 4/25/14(a)(b)	59,995,200
50,000,000	ABB Treasury Center USA, 0.12%, 4/30/14(a)(b)	49,995,167
20,000,000	ABB Treasury Center USA, 0.14%, 5/9/14(a)(b)	19,997,044
100,000,000	ABB Treasury Center USA, 0.15%, 4/9/14(a)(b)	99,996,667
10,000,000	ABB Treasury Center USA, 0.17%, 4/16/14(a)(b)	9,999,292
53,838,000	Cargill Global Funding Plc, 0.08%, 4/1/14(a)(b)	53,838,000
100,000,000	Cargill Global Funding Plc, 0.08%, 4/2/14(a)(b)	99,999,778
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.30%, 3/4/15(a)(b)	24,929,792
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/3/14(a)(b)	24,963,403
9,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/18/14(a)(b)	8,985,550
33,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/5/14(a)(b)	32,949,629
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/9/14(a)(b)	24,960,868
42,747,000	Reckitt Benckiser Treasury Services Plc, 0.39%, 9/3/14(a)(b)	42,675,221
10,000,000	Toyota Credit Canada, Inc., 0.19%, 4/4/14(b)	9,999,842
50,000,000	Toyota Motor Credit Corp., 0.20%, 4/16/14(b)	49,995,833
50,000,000	Toyota Motor Credit Corp., 0.23%, 5/12/14	50,000,000
15,000,000	Toyota Motor Credit Corp., 0.25%, 6/18/14(b)	14,991,875

		733,269,472

Finance - Diversified Foreign — 9.68%
100,000,000	BNP Paribas Finance Inc., 0.08%, 4/1/14(b)	100,000,000
25,000,000	Erste Abwicklungsanstalt, 0.16%, 6/12/14(a)(b)	24,992,000
50,000,000	Erste Abwicklungsanstalt, 0.17%, 4/8/14(a)(b)	49,998,347

8

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$ 20,000,000	Erste Abwicklungsanstalt, 0.17%, 4/24/14(a)(b)	$19,997,828
25,000,000	Erste Abwicklungsanstalt, 0.17%, 6/11/14(a)(b)	24,991,618
60,000,000	Nordea Bank AB, 0.11%, 4/3/14(a)(b)	59,999,633
50,000,000	Nordea Bank AB, 0.17%, 7/1/14(a)(b)	49,979,146
50,000,000	Nordea Bank AB, 0.18%, 4/1/14(a)(b)	50,000,000
50,000,000	Nordea Bank AB, 0.21%, 9/18/14(a)(b)	49,950,417
50,000,000	Nordea Bank AB, 0.22%, 8/26/14(a)(b)	49,956,104
50,000,000	NRW Bank, 0.07%, 4/11/14(a)(b)	49,999,028
100,000,000	NRW Bank, 0.08%, 4/1/14(a)(b)	100,000,000
100,000,000	PSP Capital Inc., 0.14%, 4/3/14(a)(b)	99,999,222
50,000,000	PSP Capital Inc., 0.14%, 6/19/14(a)(b)	49,984,639
100,000,000	Skandinaviska Enskilda Banken AB, 0.10%, 4/9/14(a)(b)	99,997,778
94,000,000	Skandinaviska Enskilda Banken AB, 0.14%, 4/21/14(a)(b)	93,992,689
65,000,000	Skandinaviska Enskilda Banken AB, 0.17%, 4/16/14(a)(b)	64,995,396
50,000,000	Swedbank, 0.21%, 6/23/14(b)	49,975,792
50,000,000	Swedbank, 0.22%, 8/26/14(b)	49,956,104
50,000,000	Swedbank, 0.24%, 8/5/14(b)	49,958,875

		1,188,724,616

Health Care — 0.08%
10,000,000	Trinity Health Corp., 0.12%, 4/1/14(b)	10,000,000

Insurance — 0.54%
15,000,000	Massachusetts Mutual Life Insurance Co., 0.12%, 4/21/14(a)	14,999,000
21,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 4/11/14(a)	20,999,242
30,125,000	Metlife Short Term Funding LLC, 0.10%, 4/9/14(a)	30,124,331

		66,122,573

Manufacturing — 3.00%
70,000,000	Danaher Corp., 0.10%, 4/11/14(a)(b)	69,998,056
144,000,000	Syngenta Wilmington Inc., 0.10%, 4/3/14(a)(b)	143,999,200
38,900,000	Syngenta Wilmington Inc., 0.11%, 4/4/14(a)(b)	38,899,643
66,000,000	Syngenta Wilmington Inc., 0.12%, 4/2/14(a)(b)	65,999,780
50,000,000	Syngenta Wilmington Inc., 0.12%, 4/3/14(a)(b)	49,999,667

		368,896,346

Utilities — 1.09%
25,000,000	Electricite de France SA, 0.38%, 1/2/15(a)(b)	24,927,167
50,000,000	Electricite de France SA, 0.44%, 1/5/15(a)(b)	49,829,500
60,000,000	Electricite de France SA, 0.55%, 1/2/15(a)(b)	59,747,000

		134,503,667

Total Commercial Paper		4,058,328,766

(Cost $4,058,328,766)
Certificates of Deposit, Domestic — 3.87%
Banks - Domestic — 3.87%
200,000,000	Citibank NA 0.08%, 4/1/14	200,000,000
100,000,000	Citibank NA 0.17%, 6/24/14	100,000,000

9

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$175,000,000	Union Bank NA 0.02%, 4/1/14	$175,000,000

Total Certificates of Deposit, Domestic		475,000,000

(Cost $475,000,000)
Certificates of Deposit, Yankee(c) — 11.19%
Banks - Canadian — 2.44%
65,000,000	Bank of Montreal Chicago, 0.07%, 4/2/14	65,000,000
50,000,000	Bank of Montreal Chicago, 0.17%, 5/6/14	50,000,000
50,000,000	Bank of Montreal Chicago, 0.17%, 6/24/14	50,000,000
25,000,000	Bank of Montreal Chicago, 0.22%, 1/8/15	25,002,176
25,000,000	Toronto Dominion Bank NY, 0.24%, 2/6/15	25,000,000
50,000,000	Toronto Dominion Bank NY, 0.25%, 9/15/14	50,000,000
35,000,000	Toronto Dominion Bank NY, 0.32%, 4/2/14	35,000,000

		300,002,176

Banks - Foreign — 4.68%
100,000,000	BNP Paribas NY Branch, 0.07%, 4/4/14	100,000,000
100,000,000	BNP Paribas NY Branch, 0.08%, 4/2/14	100,000,000
25,000,000	Credit Suisse New York, 0.25%, 4/1/14	25,000,000
50,000,000	Credit Suisse New York, 0.30%, 4/25/14	50,004,236
35,000,000	DnB NOR Bank ASA, 0.22%, 7/2/14	35,000,000
40,000,000	Rabobank Nederland NY, 0.23%, 9/16/14	40,000,000
50,000,000	Rabobank Nederland NY, 0.28%, 7/10/14(d)	50,000,000
50,000,000	Rabobank Nederland NY, 0.28%, 9/3/14(d)	50,000,000
25,000,000	Rabobank Nederland NY, 0.28%, 2/25/15	25,000,000
50,000,000	Svenska Handelsbanken AB, 0.18%, 6/27/14	50,000,604
50,000,000	Svenska Handelsbanken AB, 0.23%, 10/1/14	50,001,269

		575,006,109

Banks - Japanese — 3.66%
100,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.10%, 4/2/14	100,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.15%, 4/30/14	50,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.08%, 4/1/14	25,000,000
35,000,000	Sumitomo Mitsui Bank NY, 0.21%, 4/2/14	35,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 5/1/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 5/7/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 5/21/14	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.21%, 6/17/14	50,000,000
40,000,000	Sumitomo Mitsui Bank NY, 0.25%, 5/15/14	40,000,000

		450,000,000

Banks - United Kingdom — 0.41%
50,000,000	Standard Chartered Bank, 0.25%, 7/21/14	50,000,000

Total Certificates of Deposit, Yankee		1,375,008,285

(Cost $1,375,008,285)

10

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

Corporate Bonds — 26.23%
Banks - Australia & New Zealand — 3.21%
$ 25,000,000	Australia & New Zealand Banking Group Ltd., 0.41%, 9/4/14(a)(d)	$25,000,000
29,935,000	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15(a)	30,727,313
5,500,000	Commonwealth Bank Australia, 3.50%, 3/19/15(a)	5,667,824
29,735,000	Commonwealth Bank Australia, 3.75%, 10/15/14(a)	30,277,749
10,000,000	National Australia Bank Ltd., 0.24%, 8/8/14(d)	10,000,775
83,855,000	National Australia Bank Ltd., 0.54%, 1/22/15(a)(d)	84,050,126
52,900,000	National Australia Bank Ltd., 0.96%, 4/11/14(a)(d)	52,911,314
96,375,000	National Australia Bank Ltd., 1.19%, 7/25/14(a)(d)	96,662,561
20,000,000	National Australia Bank Ltd., 2.00%, 3/9/15	20,305,357
38,095,000	National Australia Bank Ltd., 2.25%, 4/11/14(a)	38,115,966

		393,718,985

Banks - Canadian — 4.11%
50,000,000	Bank of Montreal, 0.71%, 4/29/14(d)	50,020,836
50,000,000	Bank of Montreal, 1.30%, 10/31/14(a)	50,290,096
10,647,000	Bank of Montreal, 1.75%, 4/29/14	10,659,636
25,900,000	Bank of Nova Scotia, 1.85%, 1/12/15	26,200,397
56,351,000	Bank of Nova Scotia, 3.40%, 1/22/15	57,739,755
100,000,000	Bank of Nova Scotia Houston, 0.34%, 4/10/15(d)	100,000,000
15,710,000	Canadian Imperial Bank of Commerce Canada, 0.90%, 9/19/14(a)	15,754,214
36,060,000	Canadian Imperial Bank of Commerce Canada, 1.50%, 12/12/14(a)	36,361,269
10,115,000	Canadian Imperial Bank of Commerce NY, 0.23%, 6/13/14(d)	10,115,340
100,000,000	Canadian Imperial Bank of Commerce NY, 0.33%, 10/5/14(d)	100,000,000
47,000,000	Canadian Imperial Bank of Commerce NY, 0.37%, 8/11/14(d)	47,026,979

		504,168,522

Banks - Domestic — 5.01%
46,356,000	Bank of New York Mellon Corp., 4.30%, 5/15/14	46,577,324
30,000,000	JP Morgan Securities LLC, 0.25%, 4/23/14(d)	30,000,000
75,000,000	JPMorgan Chase Bank NA, 0.32%, 4/22/15(d)	75,000,000
75,000,000	JPMorgan Chase Bank NA, 0.34%, 4/17/15(d)	75,000,000
103,500,000	JPMorgan Chase Bank NA, 0.42%, 12/21/14(d)	103,500,000
51,876,000	Wells Fargo & Co., 1.25%, 2/13/15	52,272,592
10,000,000	Wells Fargo & Co., 3.63%, 4/15/15	10,334,668
51,374,000	Wells Fargo & Co., 3.75%, 10/1/14	52,263,406
170,000,000	Wells Fargo Bank NA, 0.33%, 4/22/15(d)	170,000,000

		614,947,990

Banks - Foreign — 2.83%
50,000,000	Nederlandse Waterschapsbank NV, 0.29%, 10/27/14(a)(d)	50,012,063
13,122,000	Nordea Bank AB, 2.25%, 3/20/15(a)	13,365,151
33,975,000	Nordea Bank AB, 3.70%, 11/13/14(a)	34,686,926

11

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$20,000,000	Rabobank Nederland NY, 0.42%, 7/25/14(d)	$20,012,094
60,883,000	Rabobank Nederland NY, 4.20%, 5/13/14(a)	61,152,863
75,000,000	Svenska Handelsbanken AB, 0.37%, 4/2/15(d)	75,000,000
93,085,000	Svenska Handelsbanken AB, 4.88%, 6/10/14(a)	93,893,575

		348,122,672

Banks - United Kingdom — 0.16%
19,479,000	Standard Chartered Bank, 1.18%, 5/12/14(a)(d)	19,498,828

Consumer Discretionary — 0.11%
13,750,000	Coca-Cola Co., 0.75%, 3/13/15	13,810,374

Consumer Staples — 0.72%
56,317,000	Target Corp., 0.41%, 7/18/14(d)	56,348,590
32,474,000	Wal-Mart Stores, Inc., 3.20%, 5/15/14	32,590,216

		88,938,806

Finance - Diversified Domestic — 4.07%
45,000,000	American Honda Finance Corp., 0.23%, 12/5/14(d)	45,000,000
23,945,000	American Honda Finance Corp., 0.36%, 4/8/14(a)(d)	23,945,810
26,445,000	Caterpillar Financial Services Corp., 1.38%, 5/20/14	26,487,217
28,605,000	Caterpillar Financial Services Corp., 1.65%, 4/1/14	28,605,000
9,410,000	ETC Holdings LLC, 0.10%, 4/1/28, (LOC: U.S. Bank)(d)	9,410,000
3,615,000	GBG LLC, 0.09%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
20,000,000	General Electric Capital Corp, 3.75%, 11/14/14	20,431,208
8,465,000	General Electric Capital Corp., 0.87%, 4/7/14(d)	8,465,891
50,000,000	General Electric Capital Corp., 0.94%, 4/24/14(d)	50,023,812
85,780,000	General Electric Capital Corp., 2.15%, 1/9/15	87,017,248
10,000,000	General Electric Capital Corp., 4.75%, 9/15/14	10,198,738
10,900,000	General Electric Capital Corp., 5.50%, 6/4/14	10,997,967
31,657,000	General Electric Capital Corp., 5.90%, 5/13/14	31,857,620
15,000,000	John Deere Capital Corp., 0.34%, 10/8/14(d)	15,010,720
13,000,000	John Deere Capital Corp., 0.39%, 4/25/14(d)	13,001,846
35,000,000	NGSP, Inc., 0.13%, 6/1/46, (LOC: Wells Fargo Bank)(d)	35,000,000
15,000,000	Northern Trust Corp., 4.63%, 5/1/14	15,053,000
1,758,000	Paccar Financial Corp., 0.49%, 6/5/14(d)	1,758,834
24,000,000	Toyota Motor Credit Corp., 0.24%, 7/14/14(d)	24,000,000
40,000,000	Toyota Motor Credit Corp., 0.24%, 1/14/15(d)	40,000,000

		499,879,911

Finance - Diversified Foreign — 0.96%
7,700,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	7,751,023
84,945,000	BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	85,404,473
25,301,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	25,301,000

		118,456,496

Health Care — 0.49%
13,000,000	GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	13,020,074

12

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$13,720,000	Keep Memory Alive, 0.12%, 5/1/37, (LOC: PNC Bank NA)(d)	$13,720,000
33,771,000	Sanofi, 1.20%, 9/30/14	33,924,078

		60,664,152

Industrials — 0.35%
18,240,000	Caterpillar, Inc., 1.38%, 5/27/14	18,270,752
24,410,000	Texas Instruments Inc., 1.38%, 5/15/14	24,443,569

		42,714,321

Information Technology — 0.82%
15,000,000	International Business Machines Corp., 0.22%, 2/4/15(d)	15,002,201
9,865,000	International Business Machines Corp., 0.55%, 2/6/15	9,889,866
25,000,000	International Business Machines Corp., 1.25%, 5/12/14	25,029,652
50,770,000	Microsoft Corp., 2.95%, 6/1/14	50,995,403

		100,917,122

Insurance — 3.07%
16,025,000	Berkshire Hathaway Inc., 0.94%, 8/15/14(d)	16,070,499
57,083,000	Berkshire Hathaway Inc., 3.20%, 2/11/15	58,525,320
32,786,000	MetLife Institutional Funding II, 1.14%, 4/4/14(a)(d)	32,788,452
36,305,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/9/15(a)	36,766,041
81,783,000	Metropolitan Life Global Funding, Series I, 5.13%, 6/10/14(a)	82,534,197
21,560,000	New York Life Global Funding, 0.27%, 9/19/14(a)(d)	21,565,951
128,585,000	New York Life Global Funding, 0.35%, 6/18/14(a)(d)	128,626,267

		376,876,727

Manufacturing — 0.32%
39,695,000	Danaher Corp., 1.30%, 6/23/14	39,792,188

Total Corporate Bonds		3,222,507,094

(Cost $3,222,507,094)
Municipal Bonds — 6.99%
California — 2.12%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A,
	0.07%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
124,505,000	University of California TECP, 0.10%, 4/3/14(b)	124,504,308
80,000,000	University of California TECP, 0.11%, 4/1/14(b)	80,000,000

		259,954,308

Georgia — 0.45%
28,825,000	Municipal Electric Authority TECP, 0.15%, 4/24/14(b)	28,825,000
27,005,000	Valdosta-Lowndes County Industrial Development Authority
	Revenue, Series B, 0.15%, 6/1/28, (LOC: Wells Fargo Bank)(d)	27,005,000

		55,830,000

Illinois — 0.08%
10,000,000	University of Illinois, Series C, 0.10%, 4/1/44, (LOC: Northern
	Trust Co.)(d)	10,000,000

13

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Kentucky — 0.21%
$17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.09%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	$17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.09%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Maryland — 0.09%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.12%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Michigan — 0.20%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.12%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

New Jersey — 0.18%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.10%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

New York — 0.38%
9,300,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.14%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	9,300,000
37,785,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.08%, 4/15/36, (Credit Support: Fannie Mae)(d)	37,785,000

		47,085,000

Pennsylvania — 0.60%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.12%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,055,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.12%, 11/1/30, (LOC: PNC Bank NA)(d)	19,055,000

		73,955,000

Rhode Island — 0.12%
14,100,000	Rhode Island Student Loan Authority Refunding Revenue, Series B, 0.11%, 6/1/52, (Credit Support: GTY Student Loan), (LOC: State Street B&T Co.)(d)	14,100,000

South Dakota — 0.88%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.08%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.08%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.08%, 5/1/38(d)	34,000,000

		108,000,000

14

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Texas — 0.10%
$ 6,250,000	Texas State Veteran Housing Refunding GO, Series ID, 0.10%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	$6,250,000
5,775,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.10%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	5,775,000

		12,025,000

Utah — 0.06%
7,510,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.20%, 6/1/31, (LOC: Wells Fargo Bank)(d)	7,510,000

Virginia — 1.52%
172,500,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.11%, 9/15/50, (Credit Support: Freddie Mac)(d)	172,500,000
14,105,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.15%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	14,105,000

		186,605,000

Total Municipal Bonds		858,034,308

(Cost $858,034,308)

U.S. Government Agency Obligations — 0.61%
Fannie Mae — 0.61%
75,000,000	0.19%, 4/16/14(b)	74,994,177

Total U.S. Government Agency Obligations		74,994,177

(Cost $74,994,177)

Repurchase Agreements — 14.57%
125,000,000	BNP Paribas Securities Corp., dated 3/31/14; due 4/1/14 at 0.04% with maturity value of $125,000,139 (fully collateralized by U.S. Treasury Note securities with maturity dates ranging from 6/30/15 to 3/31/21 at rates ranging from 0.375% to 2.250%, aggregate original par and fair value of $127,194,000 and $127,500,000, respectively)	125,000,000
170,000,000	BNP Paribas Securities Corp., dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $170,000,378 (fully collateralized by Fannie Mae, Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 10/03/16 to 6/01/42 at rates ranging from 0.175% to 4.000%, aggregate original par and fair value of $256,986,696 and $173,400,001, respectively)	170,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $300,900,001)	295,000,000

15

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$100,000,000	Citibank N.A., dated 3/25/14; due 4/1/14 at 0.04% with maturity value of $100,000,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/15 to 11/15/43 at rates ranging from 0.50% to 7.25%, aggregate original par and fair value of $98,639,600 and $102,000,044, respectively)	$100,000,000
50,000,000	Citibank N.A., dated 3/25/14; due 4/1/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by U.S. Treasury, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 10/16/14 to 7/30/41 at rates ranging from 0.00% to 3.23%, aggregate original par and fair value of $52,257,000 and $51,026,432, respectively)	50,000,000
50,000,000	Citibank N.A., dated 3/27/14; due 4/3/14 at 0.04% with maturity value of $50,000,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/18 to 2/15/40 at rates ranging from 1.375 to 2.125%, aggregate original par and fair value of $52,570,700 and $51,000,056, respectively)	50,000,000
50,000,000	Citibank N.A., dated 3/27/14; due 4/3/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 10/16/14 to 12/17/29 at rates ranging from 0.00% to 3.03%, aggregate original par and fair value of $57,782,000 and $51,000,759, respectively)	50,000,000
85,000,000	Citibank N.A., dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $85,000,142 (fully collateralized by Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 10/30/14 to 11/23/35 at rates ranging from 0.00% to 5.73%, aggregate original par and fair value of $90,614,000 and $86,700,281, respectively)	85,000,000
175,000,000	Citibank N.A., dated 3/31/14; due 4/1/14 at 0.07% with maturity value of $175,000,340 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/15/16 to 3/1/44 at rates ranging from 1.75% to 6.50%, aggregate original par and fair value of $353,369,634 and $178,500,060, respectively)	175,000,000

	Total Value of Citibank N.A., (collateral value of $520,227,632)	510,000,000

30,000,000	Deutsche Bank Securities, dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $30,000,067 (fully collateralized by Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan Bank securities with maturity dates ranging from 11/28/14 to 4/17/36 at rates ranging from 0.25% to 5.41%, aggregate original par and fair value of $29,278,804 and $30,601,732, respectively)	30,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $30,601,732)	30,000,000

16

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$250,000,000	Federal Reserve, dated 3/31/14; due 4/1/14 at 0.05% with maturity value of $250,000,347 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/39 at a rate of 4.25%, original par and fair value of $217,178,800 and $250,000,348, respectively)	$250,000,000

	Total Value of Federal Reserve, (collateral value of $250,000,348)	250,000,000

50,000,000	Goldman Sachs & Co., dated 3/31/14; due 4/1/14 at 0.07% with maturity value of $50,000,097 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/28/14 to 9/18/18 at rates of 1.875% to 3.000%, aggregate original par and fair value of $50,407,000 and $51,000,112, respectively)	50,000,000
100,000,000	Goldman Sachs & Co., dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $100,000,222 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/26 to 8/1/43 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $116,701,337 and $102,000,001, respectively)	100,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $153,000,113)	150,000,000

100,000,000	JP Morgan Securities, dated 8/13/13; due 5/12/14 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank, U.S. Treasury and Ginnie Mae securities with maturity dates ranging from 5/1/14 to 5/1/48 at rates ranging from 0.00% to 11.50%, aggregate original par and fair value of $593,208,073 and $102,002,353, respectively)(d)(e)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,002,353)	100,000,000

20,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/14; due 4/1/14 at 0.04% with maturity value of $20,000,022 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/28 to 6/5/36 at rates ranging from 3.00% to 6.21%, aggregate original par and fair value of $19,895,000 and $20,400,985, respectively)	20,000,000
35,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $35,000,058 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/23 to 1/1/44 at rates ranging from 2.50% to 6.00%, aggregate original par and fair value of $72,553,317 and $35,700,000, respectively)	35,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $56,100,985)	55,000,000

17

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$175,000,000	TD Securities (USA), dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $175,000,292 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/15/15 to 3/1/43 at rates ranging from 0.25% to 4.50%, aggregate original par and fair value of $223,664,190 and $178,500,028, respectively)	$175,000,000

	Total Value of TD Securities (USA), (collateral value of $178,500,028)	175,000,000

150,000,000	Wells Fargo Securities, dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $150,000,250 (fully collateralized by U.S. Treasury, Federal Farm Credit Bank, Federal Home Loan Bank, Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/28/14 to 8/1/43 at rates ranging from 0.00% to 6.75%, aggregate original par and fair value of $153,124,452 and $153,000,084, respectively)	150,000,000
75,000,000	Wells Fargo Securities, dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $75,000,167 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/15/15 to 9/1/43 at rates ranging from 0.25% to 3.50%, aggregate original par and fair value of $80,830,632 and $76,500,096, respectively)	75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $229,500,180)	225,000,000

Total Repurchase Agreements		1,790,000,000

(Cost $1,790,000,000)

Total Investments		$12,256,790,551
(Cost $12,256,790,551)(f) — 99.78%

Other assets in excess of liabilities — 0.22%		26,686,617

NET ASSETS — 100.00%		$12,283,477,168

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $100,000,000 or 0.81% of net assets was as follows:

18

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/14 Carrying Value Per Unit
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(f)	Tax cost of securities is equal to book cost of securities.

Abbreviations	used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.24%
Information Technology — 0.24%
$15,200,000	Net Magan Two LLC, 0.15%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 11.43%
California — 2.83%
13,610,000	California Housing Finance Agency Revenue, Series C, 0.05%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
10,300,000	California Housing Finance Agency Revenue, Series M, 0.08%, 8/1/34, (LOC: Fannie Mae, Freddie Mac)(a)	10,300,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.07%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.07%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
10,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series M, 0.07%, 12/1/34, (Credit Support: Freddie Mac)(a)	10,300,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.06%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.07%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18th & L Apartments Revenue, Series E, 0.07%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.08%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.07%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000

		177,175,000

Indiana — 0.44%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.06%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.82%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.06%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.06%, 10/15/35, (LOC: Fannie Mae)(a)	$10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.06%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.06%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 5.20%
37,500,000	New York City Housing Development Corp.West 61st Street Apartments Revenue, Series A, 0.05%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.07%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
22,300,000	New York State Housing Finance Agency 1501 Lex Revenue, Series A, 0.08%, 5/15/32, (Credit Support: Fannie Mae)(a)	22,300,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.05%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.05%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.05%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
12,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.05%, 11/1/38, (Credit Support: Freddie Mac)(a)	12,000,000
51,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.05%, 11/15/36, (Credit Support: Fannie Mae)(a)	51,750,000
13,320,000	New York State Housing Finance Agency Ocean Park Apartments Revenue, Series A, 0.08%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,320,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.05%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
11,800,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.06%, 11/15/29, (Credit Support: Fannie Mae)(a)	11,800,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.05%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		325,670,000

Virginia — 1.74%
52,000,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.10%, 5/15/46, (Credit Support: Freddie Mac)(a)	52,000,000
32,415,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.10%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,415,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 9,605,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.07%, 9/15/38, (Credit Support: Freddie Mac)(a)	$9,605,000
14,945,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.08%, 9/15/24(a)	14,945,000

		108,965,000

Washington — 0.40%
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.08%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

Total U.S. Government Agency Backed Municipal Bonds		715,790,000

(Cost $715,790,000)
U.S. Government Agency Obligations — 61.12%
Fannie Mae — 18.31%
29,604,000	0.09%, 6/2/14(b)	29,599,284
37,500,000	0.09%, 5/1/14(b)	37,497,187
111,920,000	0.09%, 5/1/14(b)	111,911,606
49,250,000	0.10%, 5/1/14(b)	49,245,896
15,750,000	0.10%, 5/1/14(b)	15,748,687
141,696,500	0.10%, 7/1/14(b)	141,662,473
34,436,000	0.10%, 7/1/14(b)	34,427,731
52,000,000	0.10%, 7/1/14(b)	51,987,184
37,900,000	0.11%, 4/9/14(b)	37,899,074
164,800,000	0.12%, 2/27/15(a)	164,789,640
150,000,000	0.14%, 6/20/14(a)	149,999,661
25,000,000	0.17%, 12/1/14(b)	24,971,194
92,889,100	0.19%, 10/1/14(b)	92,800,565
72,000,000	0.35%, 8/11/14(a)	72,067,362
16,898,000	0.38%, 3/16/15	16,930,997
16,000,000	3.00%, 9/16/14	16,205,775
99,500,000	4.13%, 4/15/14	99,658,050

		1,147,402,366

Federal Farm Credit Bank — 0.53%
30,475,000	0.19%, 4/6/15(a)	30,488,944
2,465,000	0.27%, 2/24/15	2,466,933

		32,955,877

Federal Home Loan Bank — 35.00%
55,500,000	0.06%, 4/2/14	55,499,955
49,000,000	0.06%, 4/25/14	48,998,007
50,000,000	0.07%, 4/9/14(b)	49,999,222
23,000,000	0.07%, 5/2/14(b)	22,998,534
43,000,000	0.07%, 5/23/14(b)	42,995,590
40,000,000	0.07%, 5/30/14(b)	39,995,739
36,000,000	0.07%, 6/4/14(b)	35,995,616

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 30,000,000	0.08%, 4/25/14(b)	$29,998,500
31,000,000	0.08%, 5/21/14(b)	30,996,771
50,000,000	0.08%, 6/13/14(b)	49,992,165
30,000,000	0.08%, 6/6/14(b)	29,995,710
100,000,000	0.08%, 6/11/14(b)	99,985,208
50,000,000	0.08%, 6/18/14(b)	49,991,225
25,000,000	0.08%, 6/20/14(b)	24,995,556
50,000,000	0.09%, 5/7/14(b)	49,995,700
55,750,000	0.09%, 7/8/14	55,742,307
30,000,000	0.09%, 4/7/14	29,999,575
109,000,000	0.10%, 4/4/14(b)	108,999,092
25,000,000	0.10%, 4/10/14	24,999,868
48,000,000	0.10%, 4/11/14(b)	47,998,733
30,000,000	0.10%, 6/27/14(a)	29,999,641
31,000,000	0.10%, 8/12/14(a)	30,999,435
57,000,000	0.10%, 8/20/14(a)	56,998,899
37,000,000	0.10%, 8/20/14(a)	37,000,000
50,000,000	0.10%, 3/26/15(a)	50,000,000
50,000,000	0.11%, 5/9/14	49,994,194
40,000,000	0.11%, 6/23/14(a)	40,000,000
50,000,000	0.11%, 4/10/15(a)	49,989,599
18,000,000	0.11%, 9/12/14(a)	18,000,000
25,000,000	0.12%, 9/28/15	24,996,194
50,000,000	0.13%, 5/23/14(a)	49,999,276
25,000,000	0.13%, 6/18/14	24,997,275
100,000,000	0.13%, 6/25/14(a)	100,010,922
28,000,000	0.13%, 7/15/14	27,994,120
75,000,000	0.13%, 7/25/14	74,987,679
25,000,000	0.13%, 9/3/14	24,993,110
25,000,000	0.13%, 12/19/14	24,987,944
23,000,000	0.13%, 1/23/15	22,990,212
50,000,000	0.13%, 9/17/15(a)	49,988,639
100,000,000	0.13%, 4/15/14(a)	99,999,995
50,000,000	0.14%, 6/26/15(a)	50,000,000
35,000,000	0.16%, 6/17/14	34,999,094
40,000,000	0.16%, 11/20/15(a)	40,000,000
20,000,000	0.17%, 8/26/14	19,999,001
25,000,000	0.17%, 9/11/14	24,998,325
25,000,000	0.17%, 9/16/14	24,997,353
25,000,000	0.17%, 1/13/15	24,997,562
16,275,000	0.17%, 12/11/14	16,273,023
43,575,000	0.18%, 4/1/14	43,575,000
25,000,000	0.18%, 4/15/14	24,999,831
20,000,000	0.19%, 7/25/14	19,999,521
19,400,000	0.25%, 2/20/15	19,411,586
6,550,000	3.25%, 9/12/14	6,639,596
10,265,000	4.50%, 2/18/15	10,655,446
8,910,000	5.25%, 6/18/14	9,006,247

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 3,310,000	5.25%, 9/12/14	$3,384,821

		2,193,036,613

Freddie Mac — 6.84%
50,000,000	0.08%, 4/7/14(b)	49,999,375
50,000,000	0.10%, 4/28/14(b)	49,996,250
46,000,000	0.11%, 4/7/14	45,999,157
30,000,000	0.11%, 5/12/14(b)	29,996,310
99,000,000	0.14%, 6/26/15(a)	99,025,401
50,000,000	0.14%, 11/25/15(a)	50,000,000
25,000,000	0.15%, 10/6/14(b)	24,981,069
10,000,000	0.15%, 11/3/14(b)	9,991,000
25,000,000	0.17%, 1/6/15(b)	24,966,944
15,665,000	0.38%, 4/28/14	15,668,353
2,606,000	2.88%, 2/9/15	2,665,934
8,666,000	4.50%, 4/2/14	8,667,025
16,031,000	4.50%, 1/15/15	16,579,573

		428,536,391

Overseas Private Investment Corp. — 0.44%
700,000	0.12%, 3/15/15(a)	700,000
27,000,000	0.12%, 7/15/25(a)	27,000,000

		27,700,000

Total U.S. Government Agency Obligations		3,829,631,247

(Cost $3,829,631,247)

U.S. Treasury Obligations — 7.49%
U.S. Treasury Bills — 3.99%
100,000,000	0.06%, 4/17/14(b)	99,997,356
50,000,000	0.06%, 4/24/14(b)	49,996,630
70,000,000	0.08%, 5/15/14(b)	69,992,942
30,000,000	0.10%, 5/15/14(b)	29,996,352

		249,983,280

U.S. Treasury Notes — 3.50%
25,000,000	0.09%, 1/31/16(a)	24,997,676
25,000,000	0.25%, 4/30/14	25,002,961
30,000,000	0.25%, 2/28/15	30,017,738
34,000,000	0.63%, 7/15/14	34,044,598
50,000,000	1.25%, 4/15/14	50,021,875
25,000,000	1.88%, 4/30/14	25,033,873
30,000,000	2.38%, 8/31/14	30,277,451

		219,396,172

Total U.S. Treasury Obligations		469,379,452

(Cost $469,379,452)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 22.74%
$ 30,000,000	BNP Paribas Securities Corp., dated 3/31/14; due 4/1/14 at 0.05% with maturity value of $30,000,042 (fully collateralized by U.S. Treasury Notes with maturity dates ranging from 4/15/18 to 2/15/42 at rates ranging from 0.125% to 0.750%, aggregate original par and fair value of $29,797,700 and $30,600,046, respectively)	$30,000,000
190,000,000	BNP Paribas Securities Corp., dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $190,000,422 (fully collateralized by Federal Farm Credit Bank, Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/20/16 to 6/1/42 at rates ranging from 0.174% to 4.000%, aggregate original par and fair value of $213,798,063 and $193,800,000, respectively)	190,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $224,400,046)	220,000,000

50,000,000	Citibank N.A., dated 3/25/14; due 4/1/14 at 0.04% with maturity value of $50,000,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/18 to 8/15/40 at rates ranging from 0.375% to 3.875%, aggregate original par and fair value of $53,034,858 and $51,000,073, respectively)	50,000,000
50,000,000	Citibank N.A., dated 3/25/14; due 4/1/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Farm Credit Bank and Federal Home Loan bank securities with maturity dates ranging from 8/15/14 to 7/12/22 at rates ranging from 0.00% to 2.625%, aggregate original par and fair value of $54,627,296 and $51,000,961, respectively)	50,000,000
50,000,000	Citibank N.A., dated 3/27/14; due 4/3/14 at 0.04% with maturity value of $50,000,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/14 to 2/15/29 at rates ranging from 0.00% to 5.25%, aggregate original par and fair value of $51,873,785 and $51,000,006, respectively)	50,000,000
100,000,000	Citibank N.A., dated 3/27/14; due 4/3/14 at 0.05% with maturity value of $100,000,972 (fully collateralized by Freddie Mac, Fannie Mae, Federal Farm Credit Bank and Federal Home Loan Bank with maturity dates ranging from 3/24/15 to 11/23/35 at rates ranging from 0.105% to 5.625%, aggregate original par and fair value of $103,722,172 and $102,000,805, respectively)	100,000,000
30,000,000	Citibank N.A., dated 3/31/14; due 4/1/14 at 0.05% with maturity value of $30,000,042 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/15 to 2/15/29 at rates ranging from 2.375% to 5.250%, aggregate original par and fair value of $28,986,300 and $30,600,045, respectively)	30,000,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 60,000,000	Citibank N.A., dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $60,000,100 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank and Freddie Mac securities with maturity dates ranging from 6/10/14 to 7/15/36 at rates ranging from 0.09% to 5.50%, aggregate original par and fair value of $60,570,841 and $61,200,000, respectively)	$60,000,000
170,000,000	Citibank N.A., dated 3/31/14; due 4/1/14 at 0.07% with maturity value of $170,000,331 (fully collateralized by a Ginnie Mae security with a maturity date of 3/20/42 at a rate of 4.00%, original par and fair value of $203,223,219 and $173,400,001, respectively)	170,000,000

	Total Value of Citibank N.A., (collateral value of $520,201,891)	510,000,000

55,000,000	Deutsche Bank Securities, dated 3/31/14; due 4/1/14 at 0.12% with maturity value of $55,000,183 (fully collateralized by a Fannie Mae security with a maturity date of 6/1/17 at a rate of 0.00%, original par and fair value of $58,622,000 and $56,100,668, respectively)	55,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $56,100,668)	55,000,000

50,000,000	Goldman Sachs & Co., dated 3/31/14; due 4/1/14 at 0.07% with maturity value of $50,000,097 (fully collateralized by a Freddie Mac security with a maturity date of 7/28/14 at a rate of 3.00%, original par and fair value of $50,275,000 and $51,000,468, respectively)	50,000,000
50,000,000	Goldman Sachs & Co., dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $50,000,111 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/41 to 5/1/42 at rates ranging from 3.50% to 4.50%, aggregate original par and fair value of $74,047,540 and $51,000,001, respectively)	50,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $102,000,469)	100,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/25/14; due 4/1/14 at 0.05% with maturity value of $50,000,486 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/17 to 9/1/47 at rates ranging from 2.00% to 9.00%, aggregate original par and fair value of $289,270,140 and $51,000,000, respectively)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/28/14; due 4/4/14 at 0.04% with maturity value of $50,000,389 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/14 to 6/1/48 at rates ranging from 2.00% to 12.5%, aggregate original par and fair value of $1,013,935,189 and $51,000,000, respectively)	50,000,000

26

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 15,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/14; due 4/1/14 at 0.04% with maturity value of $15,000,017 (fully collateralized by a U.S. Treasury Note with a maturity date of 2/15/25 at a rate of 0.00%, original par and fair value of $21,226,710 and $15,300,000, respectively)	$15,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $117,300,000)	115,000,000

125,000,000	TD Securities (USA), dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $125,000,208 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/25 to 12/1/43 at rates ranging from 3.00% to 5.50%, aggregate original par and fair value of $159,328,486 and $127,500,000, respectively)	125,000,000

	Total Value of TD Securities (USA), (collateral value of $127,500,000)	125,000,000

225,000,000	Wells Fargo Securities, dated 3/31/14; due 4/1/14 at 0.06% with maturity value of $225,000,375 (fully collateralized by Federal Farm Credit Bank, Federal Home Loan Bank, Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 4/23/14 to 10/1/43 at rates ranging from 0.00% to 8.25%, aggregate original par and fair value of $232,432,140 and $229,500,036, respectively)	225,000,000
75,000,000	Wells Fargo Securities, dated 3/31/14; due 4/1/14 at 0.08% with maturity value of $75,000,167 (fully collateralized by U.S. Treasury, Federal Home Loan Bank, Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/15/15 to 3/1/44 at rates ranging from 0.125% to 5.00%, aggregate original par and fair value of $80,645,093 and $76,504,095, respectively)	75,000,000

	Total Value of Wells Fargo Securities, (collateral value of $306,004,131)	300,000,000

Total Repurchase Agreements		1,425,000,000

(Cost $1,425,000,000)
Total Investments		$6,455,000,699
(Cost $6,455,000,699)(c) — 103.02%

Liabilities in excess of other assets — (3.02)%		(189,460,805)

NET ASSETS — 100.00%		$6,265,539,894

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

27

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Abbreviations used are defined below:

LOC -Letter of Credit

  See notes to financial statements.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2014 (Unaudited)

Principal Amount		Value
Municipal Bonds — 97.80%
Alaska — 2.81%
$ 10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.08%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000
20,500,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, 0.07%, 10/1/25(a)	20,500,000
17,140,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series B, 0.07%, 12/1/33(a)	17,140,000

		47,640,000

Arizona — 0.75%
12,675,000	Arizona Board of Rights Arizona State University Refunding Revenue, Series A, 0.07%, 7/1/34, (LOC: JP Morgan Chase Bank NA)(a)	12,675,000

California — 3.62%
25,000,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.06%, 10/1/46, (Credit Support: Freddie Mac)(a)	25,000,000
9,800,000	California Affordable Housing Agency Revenue, Series A, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(a)	9,800,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.11%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.07%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.08%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.09%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000

		61,445,000

Colorado — 5.64%
4,525,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.07%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,525,000
4,390,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.07%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,390,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.17%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,500,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.06%, 12/1/43, (LOC: U.S Bank NA)(a)	5,500,000
65,000,000	Colorado State Cash Flow Management General Fund Revenue, Series A, 2.00%, 6/27/14	65,284,357
5,830,000	Colorado State Health Facilites Authority, Evangelical Nursing Home Revenue, 0.06%, 6/1/37, (LOC: U.S. Bank NA)(a)	5,830,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.06%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 4,910,000	Gateway Regional Metropolitan District Refunding GO, 0.17%, 12/1/37, (LOC: Wells Fargo Bank)(a)	$4,910,000
485,000	Parker Automotive Metropolitan District GO, 0.07%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		95,649,357

District Of Columbia — 1.65%
18,730,000	District of Columbia American University College Improvements Revenue, 0.07%, 1/1/28, (LOC: Wells Fargo Bank NA)(a)	18,730,000
3,555,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.17%, 4/1/22, (LOC: Wells Fargo Bank)(a)	3,555,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.07%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,200,000	District of Columbia Jesuit Conference Revenue, 0.08%, 10/1/37, (LOC: PNC Bank NA)(a)	4,200,000

		27,985,000

Florida — 2.39%
3,825,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.07%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,825,000
13,140,000	Florida State Housing Finance Corp., Monterey Lake Refunding Revenue, Series C, 0.06%, 7/1/35, (Credit Support: Freddie Mac)(a)	13,140,000
7,465,000	Hillsborough Community College Foundation Inc. Revenue, 0.07%, 12/1/33, (LOC: BMO Harris Bank NA)(a)	7,465,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.08%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.08%, 10/1/25(a)(b)	2,225,000
8,690,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.08%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,690,000

		40,590,000

Georgia — 0.70%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.06%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,670,000	Fulton County Development Authority School Improvement Revenue, 0.07%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,670,000

		11,885,000

Illinois — 6.01%
14,495,000	City of Chicago Refunding GO, Series D-2, 0.07%, 1/1/40, (LOC: Northern Trust Co.)(a)	14,495,000
2,985,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.08%, 11/1/31, (LOC: State Street Bank & Trust)(a)	2,985,000
20,000,000	Illinois Educational Facilities Authority TECP, 0.08%, 5/5/14, (LOC: Northern Trust Company)(c)	20,000,000
10,400,000	Illinois Finance Authority Chicago Symphony Orchestra Revenue, 0.06%, 12/1/28, (LOC: Northern Trust Company)(a)	10,400,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 7,590,000	Illinois Finance Authority Robert Morris College Revenue, 0.06%, 6/1/24, (LOC: JP Morgan Chase Bank NA)(a)	$7,590,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Revenue, 0.06%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000
8,200,000	Illinois Finance Authority, Wesleyan University Refunding Revenue, 0.06%, 9/1/23, (LOC: PNC Bank NA)(a)	8,200,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.07%, 7/1/41, (LOC: PNC Bank NA)(a)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.07%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	20,500,000
5,805,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.06%, 12/1/23, (LOC: U.S. Bank NA)(a)	5,805,000

		101,975,000

Indiana — 1.39%
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.06%, 11/15/33(a)	23,600,000

Iowa — 0.81%
5,400,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.08%, 12/1/14, (LOC: Federal Home Loan Bank, Des Moines)(a)	5,400,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.17%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.17%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		13,795,000

Louisiana — 2.89%
2,365,000	East Baton Rouge Parish Exxon Project Refunding Revenue, 0.05%, 11/1/19(a)	2,365,000
10,000,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series B, 0.07%, 12/1/40(a)	10,000,000
6,300,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobile Project Revenue, Series A, 0.07%, 8/1/35(a)	6,300,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.06%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
5,000,000	Louisiana Public Facilities Authority Southern Ionics Inc. Project Revenue, 0.07%, 4/1/18, (LOC: Wells Fargo Bank NA)(a)	5,000,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.06%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
3,690,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.06%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,690,000

		49,010,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Maryland — 0.12%
$ 2,065,000	Montgomery County Housing Opportunites Commission Local Single Family Housing Revenue, Series A, 0.06%, 5/1/39, (LOC: PNC Bank NA)(a)	$2,065,000

Massachusetts — 1.04%
17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.07%, 5/31/16(a)(b)	17,595,000

Michigan — 4.23%
35,795,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.05%, 4/1/14(c)	35,795,000
36,010,000	University of Michigan TECP, 0.05%, 4/9/14(c)	36,010,000

		71,805,000

Minnesota — 9.92%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.07%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.07%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
6,000,000	City of Center City Hazelden Foundation Project Revenue, 0.08%, 11/1/35, (LOC: US Bank NA)(a)	6,000,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,400,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.07%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,399,994
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.06%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.06%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.06%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,100,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.07%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,100,000
2,625,000	Minnesota State Refunding GO, Series D, 5.00%, 8/1/14	2,667,231
21,400,000	Rochester Health Care Facilities TECP, 0.07%, 5/15/14, (Credit Support: Mayo Clinic Foundation)(c)	21,400,000
8,550,000	Rochester Health Care Facilities TECP, 0.09%, 6/2/14, (Credit Support: Mayo Clinic Foundation)(c)	8,550,000
10,000,000	Rochester Health Care Facilities TECP, 0.09%, 6/4/14, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
1,020,000	Saint Paul Independent School District No. 625 School Improvements GO, Series A, 4.00%, 2/1/15, (Credit Support: MN School District Credit Program)	1,052,794
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.06%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
38,150,000	University of Minnesota TECP, 0.07%, 4/1/14(c)	38,150,000
33,250,000	University of Minnesota TECP, 0.08%, 6/2/14(c)	33,250,000

		168,285,014

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
Mississippi — 3.87%
$18,870,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.07%, 12/1/30(a)	$18,870,000
7,250,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series D, 0.07%, 11/1/35(a)	7,250,000
7,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.06%, 12/1/30(a)	7,000,000
25,400,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series I, 0.07%, 11/1/35(a)	25,400,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.06%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	7,140,000

		65,660,000

Missouri — 1.15%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.07%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.07%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
4,210,000	Missouri Health & Educational Facilities Authority, St Louis University, Refunding Revenue, Series A2, 0.07%, 10/1/35, (LOC: Wells Fargo Bank NA)(a)	4,210,000
4,980,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.06%, 11/1/28, (LOC: U.S. Bank NA)(a)	4,980,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.06%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		19,590,000

Montana — 1.80%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/29(a)	1,700,000
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/32(a)	14,774,517
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/35(a)	6,000,000
8,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.16%, 3/1/38(a)	8,000,000

		30,474,517

Nebraska — 1.76%
29,785,000	Lancaster County Hospital Authority No. 1 Bryan LGH Medical Center Refunding Revenue, Series B-2, 0.06%, 6/1/31, (LOC: U.S. Bank NA)(a)	29,785,000

New Mexico — 0.49%
8,350,000	New Mexico Finance Authority, Refunding Revenue, Subseries A1, 0.06%, 6/15/24, (LOC: State Street Bank & Trust)(a)	8,350,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
New York — 9.19%
$ 3,400,000	New York City Industrial Development Agency, Jamaica First Package LLC Project Revenue, 0.05%, 3/1/34, (LOC: TD Bank NA)(a)	$3,400,000
10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.07%, 11/1/29(a)	10,000,000
19,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, Subseries C, 2.50%, 11/1/14	19,289,789
8,500,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.11%, 7/1/28, (LOC: TD Bank NA)(a)	8,500,000
13,700,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.05%, 7/1/31, (LOC: TD Bank NA)(a)	13,700,000
3,000,000	New York State Dormitory Authority University & College Improvements Revenue, Wagner College, 0.05%, 7/1/38, (LOC: TD Bank NA)(a)	3,000,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.12%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
25,200,000	New York State Housing Finance Agency West 37th St. Revenue, 0.07%, 5/1/42, (Credit Support: Freddie Mac)(a)	25,200,000
23,400,000	New York State Housing Finance Agency West 37th St. Revenue, 0.07%, 5/1/42, (Credit Support: Freddie Mac)(a)	23,400,000
17,000,000	New York State Liberty Development Corp. 3 World Trade Center, Series A-1, 0.15%, 12/1/50(a)	17,000,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.07%, 1/1/32, (LOC: California State Teachers Retirement System)(a)	5,000,000

		155,889,789

North Carolina — 1.91%
19,795,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.08%, 12/1/34, (LOC: Rabobank Cooperative)(a)	19,795,000
5,170,000	North Carolina Capital Facilities Finance Agency Fayetteville University College Improvements Revenue, 0.07%, 11/1/33, (LOC: Wells Fargo Bank NA)(a)	5,170,000
1,600,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.07%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,600,000
2,860,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.10%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,860,000
2,945,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.07%, 3/1/28, (LOC: Branch Banking & Trust)(a)	2,945,000

		32,370,000

Ohio — 1.40%
11,200,000	Olentangy Local School District School Facilities Construction & Improvement GO, Series A, 5.25%, 6/1/14, (Credit Support: Escrowed in U.S. Treasuries)	11,294,898

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$12,475,000	Parma Community General Hospital Refunding Revenue, Series A, 0.06%, 11/1/29, (LOC: PNC Bank NA)(a)	$12,475,000

		23,769,898

Oregon — 0.74%
12,500,000	State of Oregon Cash Flow Management GO, Series A, 1.50%, 7/31/14	12,554,712

Pennsylvania — 4.40%
7,100,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.07%, 6/1/30, (LOC: PNC Bank NA)(a)	7,100,000
22,375,000	Commonwealth of Pennsylvania, 2nd Series Public Improvements GO, 3.00%, 10/15/14	22,716,933
29,320,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.07%, 12/1/15(a)	29,319,996
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.08%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,345,000	Luzerne County Convention Center Authority Revenue, Series A, 0.07%, 9/1/28, (LOC: PNC Bank NA)(a)	7,345,000

		74,636,929

South Carolina — 1.27%
1,200,000	Horry County School District GO, Series A, 5.00%, 3/1/15, (Credit Support: South Carolina School District)	1,252,576
7,800,000	South Carolina Jobs-Economic Development Authority Revenue, 0.07%, 8/1/29, (LOC: Wells Fargo Bank NA)(a)	7,800,000
3,150,000	South Carolina Jobs-Economic Development Authority Revenue, 0.10%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,150,000
3,700,000	South Carolina Jobs-Economic Development Authority Revenue, 0.17%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,700,000
2,155,000	South Carolina State University & College Improvements GO, Series A, 5.00%, 11/1/14	2,216,473
3,500,000	University of South Carolina Healthcare Facilities Refunding Revenue, 0.07%, 9/1/25, (LOC: Wells Fargo Bank NA)(a)	3,500,000

		21,619,049

South Dakota — 0.29%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.08%, 5/1/39(a)	5,000,000

Tennessee — 1.83%
8,010,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,010,000
23,000,000	Vanderbilt University TECP, 0.14%, 5/6/14(c)	23,000,000

		31,010,000

Texas — 12.30%
1,435,000	Alvin Independent School District School Improvements GO, Series A, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	1,457,985

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value
$ 3,300,000	Arlington Independent School District Refunding GO, 5.00%, 2/15/15, (Credit Support: PSF-GTD)	$3,439,634
2,275,000	Birdville Independent School District Refunding GO, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	2,331,199
5,090,000	Calhoun County Independent School District Refunding GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,171,530
4,330,000	Conroe Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	4,437,082
2,245,000	Denton Independent School District School Improvements GO, 2.00%, 8/1/14, (Credit Support: PSF-GTD)	2,258,426
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.12%, 12/1/16(a)	7,050,000
5,470,000	Fort Worth Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	5,557,617
15,000,000	Harris County Cultural Educational Facilities TECP, 0.08%, 12/1/24, (Credit Support: Methodist Hospital)(a)(c)	15,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.18%, 8/5/14, (Credit Support: Methodist Hospital)(c)	8,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.20%, 4/3/14, (Credit Support: Methodist Hospital)(c)	17,000,000
1,250,000	Houston Independent School District Refunding GO, Series A, 3.00%, 2/15/15, (Credit Support: PSF-GTD)	1,281,061
1,010,000	Klein Independent School District School Improvements GO, 4.00%, 2/1/15, (Credit Support: PSF-GTD)	1,039,643
800,000	Plano Independent School District Refunding GO, Series A, 4.00%, 2/15/15, (Credit Support: PSF-GTD)	826,907
785,000	Reagan County Independent School District School Improvements GO, 2.00%, 2/15/15, (Credit Support: PSF-GTD)	797,021
4,690,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.17%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,690,000
23,600,000	State of Texas Cash Flow Management, Transportation Revenue, 2.00%, 8/28/14	23,778,166
23,000,000	State of Texas Public Finance Authority TECP, 0.09%, 7/8/14(c)	23,000,000
1,500,000	State of Texas, Public Finance Authority Refunding GO, 5.00%, 10/1/14	1,536,193
1,000,000	Texas City Independent School District Refunding GO, Series B, 4.00%, 8/15/14, (Credit Support: PSF-GTD)	1,014,185
22,896,000	University of Texas TECP, 0.06%, 4/4/14(c)	22,896,000
22,892,000	University of Texas TECP, 0.06%, 5/8/14(c)	22,892,000
13,650,000	University of Texas TECP, 0.10%, 4/8/14(c)	13,650,000
1,000,000	University of Texas TECP, Series A, 5.25%, 8/15/14(c)	1,018,914
500,000	Ysleta Independent School District Refunding GO, Series A, 2.00%, 8/15/14, (Credit Support: PSF-GTD)	503,315

		208,626,878

Utah — 1.13%
450,000	County of Sanpete Private Primary Schools Revenue, 0.17%, 8/1/28, (LOC: U.S. Bank NA)(a)	450,000

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

$ 2,610,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.17%, 4/1/25, (LOC: Wells Fargo Bank)(a)	$2,610,000
4,205,000	Salt Lake County Housing Authority Refunding Revenue, 0.10%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,205,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.07%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		19,235,000

Vermont — 0.47%
895,000	State of Vermont GO, Series B, 2.00%, 8/15/14	901,077
7,020,000	State of Vermont Refunding GO, Series C, 3.00%, 8/15/14	7,094,113

		7,995,190

Virginia — 1.36%
6,720,000	Fauquier County Industrial Development Authority, Wakefield School Inc. Refunding Revenue, 0.06%, 4/1/38, (LOC: PNC Bank NA)(a)	6,720,000
9,980,000	Federal Home Loan Mortgage Corp., Multifamily Housing, Series M027, Class A, 0.07%, 10/15/29(a)	9,980,000
6,300,000	Montgomery County Industrial Development Authority Virginia Tech Foundation Refunding Revenue, 0.08%, 6/1/35, (LOC: BNY Mellon Trust)(a)	6,300,000

		23,000,000

Washington — 2.53%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.08%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
2,150,000	State of Washington Public Improvements GO, Series A, 5.00%, 7/1/14	2,176,074
1,000,000	State of Washington Public Improvements GO, Series D, 5.00%, 1/1/15, (Credit Support: Escrowed in U.S. Treasuries)	1,036,185
4,155,000	State of Washington Refunding GO, 5.00%, 1/1/15	4,306,560
2,105,000	State of Washington, Motor Vehicle Fuel Tax GO, Series E, 5.00%, 1/1/15	2,181,047
17,510,000	Washington Health Care Facilities Authority Multicare Health System, Series D, 0.07%, 8/15/41, (LOC: Barclays Bank PLC)(a)	17,510,000
3,985,000	Washington State Housing Finance Commission Living Care Centers Project Revenue, 0.08%, 10/1/31, (LOC: Wells Fargo Bank NA)(a)	3,985,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.08%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	4,680,000
2,080,000	Washington State Housing Finance Commission The Overlake School Project Revenue, 0.07%, 10/1/29, (LOC: Wells Fargo Bank)(a)	2,080,000

		42,949,866

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Principal Amount		Value

West Virginia — 0.64%
$10,800,000	West Virginia Economic Development Authority, Appalachian Power Co. Revenue, Series A, 0.07%, 12/1/42, (LOC: Sumitomo Mitsui Banking)(a)	$10,800,000

Wisconsin — 4.12%
3,525,000	City of Milwaukee, Promissory & Corporate Notes Refunding GO, Series N2, 4.00%, 5/1/14	3,536,330
6,930,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.17%, 6/1/28, (LOC: Wells Fargo Bank)(a)	6,930,000
31,400,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.07%, 7/15/28, (LOC: Bank of Montreal)(a)	31,400,000
26,340,000	Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Refunding Revenue, Series C (LOC: U.S. Bank NA), 0.08%, 12/1/35(a)	26,340,000
1,730,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.06%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,730,000

		69,936,330

Wyoming — 1.18%
20,000,000	City of Kemmerer Exxon Project Pollution Control Revenue, 0.07%, 11/1/14(a)	20,000,000

Total Municipal Bonds		1,659,252,529

(Cost $1,659,252,529)

Shares
Investment Company — 0.88%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000

(Cost $15,000,000)

38

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2014 (Unaudited)

Total Investments	$1,674,252,529

(Cost $1,674,252,529)(d) — 98.68%

Other assets in excess of liabilities — 1.32%	22,367,647

NET ASSETS — 100.00%	$1,696,620,176

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2014. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (cost $12,256,790,551; $6,455,000,699; $1,674,252,529 respectively)	$12,256,790,551*	$6,455,000,699**	$1,674,252,529
Cash	30,018,443	35,325,400	6,437,249
Interest and dividends receivable	15,649,935	3,499,842	2,493,268
Receivable for investments sold	—	—	14,500,421
Prepaid expenses and other assets	324,168	293,520	67,819

Total Assets	12,302,783,097	6,494,119,461	1,697,751,286

Liabilities:
Distributions payable	2,586	1,696	—
Payable for investments purchased	17,211,298	228,077,388	1,042,306
Accrued expenses and other payables:
Investment advisory fees	960,756	327,224	41,622
Audit fees	17,176	17,176	17,176
Trustee fees	2,031	—	—
Distribution fees	545,689	—	—
Shareholder reports	300,761	67,645	13,936
Shareholder servicing fees	29,826	—	—
Transfer Agent fees	14,276	5,750	4,873
Other	221,530	82,688	11,197

Total Liabilities	19,305,929	228,579,567	1,131,110

Net Assets	$12,283,477,168	$6,265,539,894	$1,696,620,176

Net Assets Consist Of:
Capital	$12,287,541,040	$6,265,523,872	$1,696,637,126
Undistributed (distributions in excess of) net investment income	(892)	(1,547)	(81)
Accumulated net realized gains (losses) from investment transactions	(4,062,980)	17,569	(16,869)

Net Assets	$12,283,477,168	$6,265,539,894	$1,696,620,176

Net Assets:
RBC Institutional Class 1	$1,002,216,534	$1,318,770,724	$—
RBC Institutional Class 2	567,062,726	607,082,543	567,401,440
RBC Investor Class	2,510,741,214	705,681,775	143,071,839
RBC Reserve Class	6,219,771,925	2,156,914,357	613,492,408
RBC Select Class	1,983,684,769	1,477,090,495	372,654,489

Total	$12,283,477,168	$6,265,539,894	$1,696,620,176

40

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	1,002,061,773	1,318,748,090	—
RBC Institutional Class 2	567,022,237	607,078,672	567,473,559
RBC Investor Class	2,512,681,367	705,692,588	143,065,323
RBC Reserve Class	6,221,698,109	2,156,934,806	613,498,792
RBC Select Class	1,984,197,521	1,477,104,103	372,647,552

Total	12,287,661,007	6,265,558,259	1,696,685,226

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$—

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$1,790,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,425,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$12,077,955	$2,916,769	$616,752
Dividend income	—	—	511

Total Investment Income	12,077,955	2,916,769	617,263

Expenses:
Investment advisory fees	6,311,806	3,060,126	768,429
Distribution fees-RBC Institutional Class 2	432,139	406,919	282,044
Distribution fees-RBC Investor Class	12,879,306	3,722,262	763,759
Distribution fees-RBC Reserve Class	28,284,022	10,196,436	2,881,726
Distribution fees-RBC Select Class	7,951,696	5,457,411	1,468,200
Shareholder services administration fees-RBC Institutional Class 1	299,576	300,753	—
Accounting fees	315,590	153,006	38,421
Audit fees	17,344	17,344	17,344
Custodian fees	97,696	56,053	9,241
Insurance fees	43,249	22,706	6,488
Legal fees	153,671	68,358	16,677
Registration and filing fees	118,114	108,359	130,841
Shareholder reports	339,316	79,357	17,999
Transfer agent fees	39,915	15,885	14,005
Trustees’ fees	161,114	72,861	17,803
Other fees	161,151	80,202	24,530

Total expenses before fee reductions	57,605,705	23,818,038	6,457,507
Expenses reduced by:
Advisor - Class Specific	—	(1,123,485)	(521,284)
Shareholder Services
Administrator - Class Specific	(3,005)	(300,753)	—
Distributor - Class Specific	(46,187,337)	(19,783,028)	(5,395,729)

Net Expenses	11,415,363	2,610,772	540,494

Net Investment Income	662,592	305,997	76,769

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	9,455	16,292	25,607

Change in net assets resulting from operations	$672,047	$322,289	$102,376

See notes to financial statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$662,592	$2,266,709
Net realized gains from investment transactions	9,455	123,129

Change in net assets resulting from operations	672,047	2,389,838

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(90,988)	(1,141,082)
RBC Institutional Class 2 Shareholders	(28,807)	(62,144)
RBC Investor Class Shareholders	(128,873)	(279,772)
RBC Reserve Class Shareholders	(314,363)	(599,004)
RBC Select Class Shareholders	(99,422)	(184,707)

Change in net assets resulting from shareholder distributions	(662,453)	(2,266,709)

Capital Transactions:
Proceeds from shares issued	12,462,547,243	31,396,170,483
Distributions reinvested	621,144	1,563,490
Cost of shares redeemed	(13,223,423,518)	(30,669,843,616)

Change in net assets resulting from capital transactions	(760,255,131)	727,890,357

Net increase (decrease) in net assets	(760,245,537)	728,013,486

Net Assets:
Beginning of period	13,043,722,705	12,315,709,219

End of period	$12,283,477,168	$13,043,722,705

Distributions in excess of net investment income	$(892)	$(1,031)

Share Transactions:
Issued	12,462,547,243	31,396,170,483
Reinvested	621,144	1,563,490
Redeemed	(13,223,423,518)	(30,669,843,616)

Change in shares resulting from capital transactions	(760,255,131)	727,890,357

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$305,997	$573,081
Net realized gains from investment transactions	16,292	4,996

Change in net assets resulting from operations	322,289	578,077

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(61,135)	(90,204)
RBC Institutional Class 2 Shareholders	(27,514)	(30,879)
RBC Investor Class Shareholders	(37,873)	(84,601)
RBC Reserve Class Shareholders	(115,308)	(228,461)
RBC Select Class Shareholders	(69,433)	(138,936)

Change in net assets resulting from Distributions of Net Investment Income	(311,263)	(573,081)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	—	(2,751)
RBC Institutional Class 2 Shareholders	—	(1,055)
RBC Investor Class Shareholders	—	(3,109)
RBC Reserve Class Shareholders	—	(8,200)
RBC Select Class Shareholders	—	(4,854)

Change in net assets resulting from Distributions of Net Realized Gains	—	(19,969)

Capital Transactions:
Proceeds from shares issued	3,413,821,451	6,278,401,994
Distributions reinvested	301,218	574,246
Cost of shares redeemed	(3,273,692,549)	(5,474,257,363)

Change in net assets resulting from capital transactions	140,430,120	804,718,877

Net increase in net assets	140,441,146	804,703,904

Net Assets:
Beginning of year	6,125,098,748	5,320,394,844

End of year	$6,265,539,894	$6,125,098,748

Undistributed (distributions in excess of) net investment income	$(1,547)	$3,719

Share Transactions:
Issued	3,413,821,451	6,278,401,994
Reinvested	301,218	574,246
Redeemed	(3,273,692,549)	(5,474,257,363)

Change in shares resulting from capital transactions	140,430,120	804,718,877

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$76,769	$140,376
Net realized gains (losses) from investment transactions	25,607	(25,606)

Change in net assets resulting from operations	102,376	114,770

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	—	(271)
RBC Institutional Class 2 Shareholders	(18,807)	(22,636)
RBC Investor Class Shareholders	(7,637)	(16,101)
RBC Reserve Class Shareholders	(32,054)	(65,605)
RBC Select Class Shareholders	(18,352)	(36,663)

Change in net assets resulting from Distributions of Net Investment Income	(76,850)	(141,276)

Capital Transactions:
Proceeds from shares issued	1,133,123,385	1,841,785,596
Distributions reinvested	76,858	141,008
Cost of shares redeemed	(799,225,916)	(1,841,952,614)

Change in net assets resulting from capital transactions	333,974,327	(26,010)

Net increase (decrease) in net assets	333,999,853	(52,516)

Net Assets:
Beginning of period	1,362,620,323	1,362,672,839

End of period	$1,696,620,176	$1,362,620,323

Distributions in excess of net investment income	$(81)	$—

Share Transactions:
Issued	1,133,123,385	1,841,785,596
Reinvested	76,858	141,008
Redeemed	(799,225,916)	(1,841,952,614)

Change in shares resulting from capital transactions	333,974,327	(26,010)

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized / Unrealized Gain/(Loss) on Investments		Total from Investment Activities	Net Investment Income		Total Distributions		Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b	)	0.01	(0.01)		(0.01)		1.00
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	$1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b	)	(b)	(b	)	(b	)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated	)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 1,002	0.18%(f)	0.02%(f)	0.18%(f)
Year Ended September 30, 2013	0.06%	1,760	0.17%	0.07%	0.17%
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(h)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(h)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(h)
Year Ended September 30, 2009	0.95%	4,426	0.55%(g)	1.03%	0.55%
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 567	0.18%(f)	0.01%(f)	0.27%(f)
Year Ended September 30, 2013	0.01%	586	0.22%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	633	0.25%	0.01%	0.27%
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
Period Ended September 30, 2009(c)	0.62%(d)	19	0.31%(f)	0.45%(f)	0.32%(f)
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 2,511	0.18%(f)	0.01%(f)	1.12%(f)
Year Ended September 30, 2013	0.01%	2,658	0.22%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.15%(d)	4,659	0.91%(f)	0.16%(f)	1.19%(f)
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 6,220	0.18%(f)	0.01%(f)	1.02%(f)
Year Ended September 30, 2013	0.01%	6,213	0.22%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.22%(d)	4,870	0.83%(f)	0.24%(f)	1.08%(f)
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 1,984	0.18%(f)	0.01%(f)	0.92%(f)
Year Ended September 30, 2013	0.01%	1,826	0.22%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%
Period Ended September 30, 2009(c)	0.27%(d)	1,383	0.77%(f)	0.29%(f)	0.97%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2014 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	$ 1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

48

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 1,319	0.09%(f)	0.01%(f)	0.17%(f)
Year Ended September 30, 2013	0.01%	1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(h)
Year Ended September 30, 2009	0.73%	848	0.49%(g)	0.98%	0.49%(h)
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 607	0.08%(f)	0.01%(f)	0.27%(f)
Year Ended September 30, 2013	0.01%	497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
Period Ended September 30, 2009(c)	0.44%(d)	14	0.30%(f)	0.56%(f)	0.30%(f)
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 706	0.09%(f)	0.01%(f)	1.12%(f)
Year Ended September 30, 2013	0.01%	795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.11%(d)	1,372	0.65%(f)	0.07%(f)	1.17%(f)
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 2,157	0.09%(f)	0.01%(f)	1.02%(f)
Year Ended September 30, 2013	0.01%	2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.14%(d)	1,714	0.65%(f)	0.15%(f)	1.06%(f)
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 1,477	0.09%(f)	0.01%(f)	0.92%(f)
Year Ended September 30, 2013	0.01%	1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%
Period Ended September 30, 2009(c)	0.17%(d)	1,233	0.63%(f)	0.18%(f)	0.95%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

49

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Net Asset Value, End of Period
RBC Institutional Class 1
Period Ended October 28, 2012(a)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(c)	(b)	0.01	(0.01)	—	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2013	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00

(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to March 31, 2014.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Per share net investment income has been calculated using the average daily shares method.
(d)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

50

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Period Ended October 28, 2012(a)	0.00%(d)	$—	0.18%(f)	0.01%(f)	0.19%(f)
Year Ended September 30, 2012	0.02%	26	0.16%	0.02%	0.19%
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(h)
Year Ended September 30, 2009	0.74%	51	0.71%(g)	1.49%	0.71%
RBC Institutional Class 2
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 567	0.07%(f)	0.01%(f)	0.29%(f)
Year Ended September 30, 2013	0.01%	256	0.13%	0.01%	0.29%
Year Ended September 30, 2012	0.01%	202	0.17%	0.01%	0.29%
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
Period Ended September 30, 2009(c)	0.41%(d)	(i)	0.34%(f)	0.45%(f)	0.34%(f)
RBC Investor Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 143	0.07%(f)	0.01%(f)	1.14%(f)
Year Ended September 30, 2013	0.01%	153	0.13%	0.01%	1.14%
Year Ended September 30, 2012	0.01%	162	0.17%	0.01%	1.13%
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
Period Ended September 30, 2009(c)	0.04%(d)	202	0.76%(f)	0.03%(f)	1.19%(f)
RBC Reserve Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 613	0.07%(f)	0.01%(f)	1.04%(f)
Year Ended September 30, 2013	0.01%	607	0.13%	0.01%	1.04%
Year Ended September 30, 2012	0.01%	600	0.17%	0.01%	1.04%
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
Period Ended September 30, 2009(c)	0.06%(d)	432	0.74%(f)	0.05%(f)	1.09%(f)
RBC Select Class
Six Months Ended March 31, 2014 (Unaudited)	0.01%(d)	$ 373	0.07%(f)	0.01%(f)	0.94%(f)
Year Ended September 30, 2013	0.01%	347	0.13%	0.01%	0.94%
Year Ended September 30, 2012	0.01%	373	0.17%	0.01%	0.94%
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%
Period Ended September 30, 2009(c)	0.11%(d)	242	0.68%(f)	0.10%(f)	0.99%(f)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to March 31, 2014.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.
(i)	Less than $1,000,000.

See notes to financial statements.

51

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following three investment portfolios (“Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

Each Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities and other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the

52

NOTES TO FINANCIAL STATEMENTS

Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2014 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$—	$12,256,790,551(b)(c)	$—	$12,256,790,551
U.S. Government Money Market	—	6,455,000,699(b)(c)	—	6,455,000,699
Tax-Free Money Market	15,000,000(a)	1,659,252,529(b)(c)	—	1,674,252,529

53

NOTES TO FINANCIAL STATEMENTS

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2014, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of March 31, 2014, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund

54

NOTES TO FINANCIAL STATEMENTS

recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

55

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2014, there were no fees waived under this agreement.

RBC GAM (US) and BNY Mellon serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, either co-administrator or distributor) an annual retainer of $35,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2014, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $0 and $17,595,000 for Prime Money Market Fund, respectively, $19,975,000 and $81,945,000 for U.S. Government Money Market Fund, respectively, and $114,940,000 and $0 for Tax-Free Money Market Fund, respectively.

56

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2015. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2014, the amounts subject to possible recoupment under the expense limitation agreement are $11,885,435, $6,956,869 and $2,319,172 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

57

NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 2014, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 265,062
RBC Investor Class	12,121,175
RBC Reserve Class	26,431,685
RBC Select Class	7,369,415

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 406,919
RBC Investor Class	3,722,262
RBC Reserve Class	10,196,436
RBC Select Class	5,457,411

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 282,044
RBC Investor Class	763,759
RBC Reserve Class	2,881,726
RBC Select Class	1,468,200

For the six months ended March 31, 2014, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $3,005, $300,753 and $0 for the Prime Money Market Fund, U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively and the Advisor voluntarily waived fees or reimbursed expenses totaling $1,123,485 for the U.S. Government Money Market Fund, which represented $220,490, $103,325, $137,126, $412,114 and $250,430 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively and $521,284 for the Tax-Free Money Market Fund which represented $1,763, $129,041, $53,143, $213,430 and $123,907 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

58

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime Money Market Fund		U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$8,595,684,249	$24,254,555,718	$851,072,055	$1,644,488,077
Distributions reinvested	49,582	437,904	51,066	74,159
Cost of shares redeemed	(9,353,792,086)	(24,240,354,230)	(763,527,619)	(1,459,469,928)

Change in RBC Institutional Class 1	$(758,058,255)	$14,639,392	$87,595,502	$185,092,308

RBC Institutional Class 2
Proceeds from shares issued	$476,014,935	$659,464,581	$781,201,585	$1,502,436,908
Distributions reinvested	28,811	62,150	27,518	31,931
Cost of shares redeemed	(494,799,120)	(706,349,708)	(671,570,685)	(1,217,837,635)

Change in RBC Institutional Class 2	$(18,755,374)	$(46,822,977)	$109,658,418	$284,631,204

RBC Investor Class
Proceeds from shares issued	$933,352,906	$1,389,341,947	$350,789,611	$457,439,447
Distributions reinvested	128,908	279,770	37,879	87,709
Cost of shares redeemed	(1,080,916,160)	(1,547,772,657)	(440,281,833)	(519,303,576)

Change in RBC Investor Class	$(147,434,346)	$(158,150,940)	$(89,454,343)	$(61,776,420)

RBC Reserve Class
Proceeds from shares issued	$1,546,502,528	$2,983,974,804	$777,715,633	$1,488,004,532
Distributions reinvested	314,407	598,969	115,312	236,657
Cost of shares redeemed	(1,540,101,750)	(2,224,710,045)	(909,085,547)	(1,095,725,655)

Change in RBC Reserve Class	$6,715,185	$759,863,728	$(131,254,602)	$392,515,534

RBC Select Class
Proceeds from shares issued	$910,992,625	$2,108,833,433	$653,042,567	$1,186,033,030
Distributions reinvested	99,436	184,697	69,443	143,790
Cost of shares redeemed	(753,814,402)	(1,950,656,976)	(489,226,865)	(1,181,920,569)

Change in RBC Select Class	$157,277,659	$158,361,154	$163,885,145	$4,256,251

Change in net assets resulting from capital transactions	$(760,255,131)	$727,890,357	$140,430,120	$804,718,877

59

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2014	For the Year Ended September 30, 2013
	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$—	$—
Cost of shares redeemed	—	(25,823,504)

Change in RBC Institutional Class 1	$—	$(25,823,504)

RBC Institutional Class 2
Proceeds from shares issued	$563,006,072	$585,687,501
Distributions reinvested	18,810	22,634
Cost of shares redeemed	(251,737,974)	(531,531,589)

Change in RBC Institutional Class 2	$311,286,908	$54,178,546

RBC Investor Class
Proceeds from shares issued	$118,524,900	$204,252,145
Distributions reinvested	7,640	16,102
Cost of shares redeemed	(128,007,229)	(213,890,697)

Change in RBC Investor Class	$(9,474,689)	$(9,622,450)

RBC Reserve Class
Proceeds from shares issued	$216,315,553	$551,729,666
Distributions reinvested	32,052	65,607
Cost of shares redeemed	(209,971,665)	(544,177,120)

Change in RBC Reserve Class	$6,375,940	$7,618,153

RBC Select Class
Proceeds from shares issued	$235,276,860	$500,116,284
Distributions reinvested	18,356	36,665
Cost of shares redeemed	(209,509,048)	(526,529,704)

Change in RBC Select Class	$25,786,168	$(26,376,755)

Change in net assets resulting from capital transactions	$333,974,327	$(26,010)

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

60

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2013 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$2,331,054	$—	$—	$2,331,054	$—	$2,331,054
U.S. Government Money Market Fund	592,994	—	—	592,994	—	592,994
Tax-Free Money Market Fund	2,554	—	—	2,554	138,722	141,276

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2014.

As of September 30, 2013, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,072,435	2017

Tax-Free Money Market Fund	10,264	2019

As of September 30, 2013, the Tax-Free Money Market Fund had a short-term capital loss carryforward of $32,212 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

The Funds did not have any deferred qualified late-year capital losses for the year ending September 30, 2013.

7. Line of Credit

The Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate – 1⁄2% per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2014. During the six months ended March 31, 2014, the Tax-Free Money Market Fund borrowed $25,000,000 for a period of one day and incurred interest expense of $1,909.72.

8. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

61

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.10	$0.90	0.18%
RBC Institutional Class 2	1,000.00	1,000.10	0.90	0.18%
RBC Investor Class	1,000.00	1,000.10	0.90	0.18%
RBC Reserve Class	1,000.00	1,000.10	0.90	0.18%
RBC Select Class	1,000.00	1,000.10	0.90	0.18%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.45	0.09%
RBC Institutional Class 2	1,000.00	1,000.10	0.40	0.08%
RBC Investor Class	1,000.00	1,000.10	0.45	0.09%
RBC Reserve Class	1,000.00	1,000.10	0.45	0.09%
RBC Select Class	1,000.00	1,000.10	0.45	0.09%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	—	—	—	0.00%
RBC Institutional Class 2	1,000.00	1,000.10	0.35	0.07%
RBC Investor Class	1,000.00	1,000.10	0.35	0.07%
RBC Reserve Class	1,000.00	1,000.10	0.35	0.07%
RBC Select Class	1,000.00	1,000.10	0.35	0.07%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
(a)	For Tax-Free Money Market Institutional Class 1, there were no outstanding shares in this class for this period.

62

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13-3/31/14	Annualized Expense Ratio During Period 10/1/13-3/31/14
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.03	$0.91	0.18%
RBC Institutional Class 2	1,000.00	1,024.03	0.91	0.18%
RBC Investor Class	1,000.00	1,024.03	0.91	0.18%
RBC Reserve Class	1,000.00	1,024.03	0.91	0.18%
RBC Select Class	1,000.00	1,024.03	0.91	0.18%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.48	0.45	0.09%
RBC Institutional Class 2	1,000.00	1,024.53	0.40	0.08%
RBC Investor Class	1,000.00	1,024.48	0.45	0.09%
RBC Reserve Class	1,000.00	1,024.48	0.45	0.09%
RBC Select Class	1,000.00	1,024.48	0.45	0.09%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	—	—	—	0.00%
RBC Institutional Class 2	1,000.00	1,024.58	0.35	0.07%
RBC Investor Class	1,000.00	1,024.58	0.35	0.07%
RBC Reserve Class	1,000.00	1,024.58	0.35	0.07%
RBC Select Class	1,000.00	1,024.58	0.35	0.07%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
(a)	For Tax-Free Money Market Institutional Class 1, there were no outstanding shares in this class for this period.

63

This Page Intentionally Left Blank

64

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2014.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	May 30, 2014

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	May 30, 2014

* Print the name and title of each signing officer under his or her signature.